GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations – 85.5%
Argentina – 4.0%
Argentine Republic Government International Bond
(a)
( CCC / NR )
$ 910,000 5.000% 01/09/38 $ 652,925
501,600 0.750 07/09/30 396,264
1,049,189
Armenia – 0.6%
Republic of Armenia International Bond ( NR / Ba3 )
200,000 3.600 02/02/31 169,881
Bahrain – 1.4%
Bahrain Government International Bond ( B+ / NR )
225,000 5.625 05/18/34 204,671
200,000 6.000 09/19/44 162,750
367,421
Brazil – 4.0%
Brazilian Government International Bond ( BB / Ba1 )
200,000 6.125 01/22/32 203,000
200,000 7.125 01/20/37 207,750
200,000 6.125 03/15/34 196,250
200,000 7.125 05/13/54 186,500
130,000 10.125 05/15/27 144,138
128,000 5.625 01/07/41 113,280
1,050,918
Chile – 2.9%
Chile Government International Bond ( A / A2 )
400,000 3.240 02/06/28 387,312
250,000 4.950 01/05/36 243,037
200,000 3.100 01/22/61 118,062
748,411
China – 2.2%
China Government International Bond ( A+ / A1 )
400,000 1.250 10/26/26 385,627
Export-Import Bank of China (The) ( A+ / NR )
200,000 0.000 05/16/26 199,037
584,664
Colombia – 4.1%
Colombia Government International Bond ( BB+ / Baa2 )
250,000 3.250 04/22/32 196,774
200,000 8.000 04/20/33 205,941
200,000 8.750 11/14/53 196,750
200,000 3.125 04/15/31 163,968
200,000 5.200 05/15/49 133,750
100,000 7.375 09/18/37 95,562
110,000 6.125 01/18/41 89,400
1,082,145
Costa Rica – 0.8%
Costa Rica Government International Bond ( BB- / Ba3 )
200,000 7.158 03/12/45 205,750
Dominican Republic – 3.3%
Dominican Republic International Bond ( BB / Ba3 )
200,000 6.400 06/05/49 184,750
200,000 5.500 02/22/29 198,500
150,000 5.875 01/30/60 124,500
150,000 5.300 01/21/41 127,125
225,000 6.000 07/19/28 228,094
862,969
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Ecuador – 1.6%
Ecuador Government International Bond
(a)
( B- / NR )
$ 300,000 6.900% 07/31/30 $ 234,375
309,000 5.500 07/31/35 194,284
428,659
Egypt – 1.0%
Egypt Government International Bond ( NR / Caa1 )
200,000 8.500 01/31/47 153,750
134,000 6.875 04/30/40 100,668
254,418
El Salvador – 0.6%
El Salvador Government International Bond ( B- / B3 )
150,000 9.650 11/21/54 150,375
Ghana – 1.5%
Ghana Government International Bond
(a)
( CCC+ / Caa2 )
300,000 5.000 07/03/29 274,125
147,000 5.000 07/03/35 109,515
383,640
Guatemala – 0.7%
Guatemala Government Bond ( BB+ / NR )
225,000 3.700 10/07/33 189,281
Honduras – 0.6%
Honduras Government International Bond ( BB- / B1 )
150,000 6.250 01/19/27 149,625
Hungary – 2.2%
Hungary Government International Bond ( BBB- / Baa2 )
400,000 5.500 03/26/36 379,374
200,000 6.125 05/22/28 206,113
585,487
India – 0.7%
Export-Import Bank of India ( BBB- / Baa3 )
200,000 2.250 01/13/31 173,554
Indonesia – 3.4%
Indonesia Government International Bond ( BBB / Baa2 )
400,000 4.650 09/20/32 392,259
200,000 3.850 07/18/27 198,092
125,000 8.500 10/12/35 156,054
121,000 7.750 01/17/38 145,556
891,961
Ivory Coast – 0.8%
Ivory Coast Government International Bond ( BB / Ba2 )
226,000 6.125 06/15/33 200,575
Jordan – 1.0%
Jordan Government International Bond ( BB- / Ba3 )
250,000 7.750 01/15/28 257,015
Kenya – 0.6%
Republic of Kenya Government International Bond ( B- / Caa1 )
200,000 8.250 02/28/48 158,000
Mexico – 3.2%
Mexico Government International Bond ( BBB / Baa2 )
200,000 6.338 05/04/53 176,569
200,000 6.400 05/07/54 177,158
325,000 4.500 04/22/29 318,253
48,000 6.050 01/11/40 44,857

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Mexico – (continued)
Mexico Government International Bond , MTN ( BBB / Baa2 )
$ 89,000 7.500% 04/08/33 $ 97,708
20,000 4.750 03/08/44 15,190
829,735
Morocco – 0.8%
Morocco Government International Bond ( BB+ / Ba1 )
200,000 6.500 09/08/33 207,743
Nigeria – 0.8%
Nigeria Government International Bond ( B- / B3 )
200,000 10.375 12/09/34 200,396
Oman – 2.7%
Oman Government International Bond ( BBB- / Ba1 )
275,000 5.375 03/08/27 276,434
200,000 7.375 10/28/32 224,131
200,000 6.750 01/17/48 201,588
702,153
Panama – 3.3%
Panama Government International Bond ( BBB- / Baa3 )
368,000 6.700 01/26/36 357,371
250,000 6.853 03/28/54 218,723
200,000 3.875 03/17/28 192,400
200,000 3.870 07/23/60 107,402
875,896
Paraguay – 0.8%
Paraguay Government International Bond ( BB+ / Baa3 )
200,000 6.000 02/09/36 201,000
Peru – 2.7%
Peruvian Government International Bond ( BBB- / Baa1 )
310,000 8.750 11/21/33 376,420
225,000 5.875 08/08/54 213,769
100,000 6.550 03/14/37 106,914
40,000 3.230 07/28/21 21,174
718,277
Philippines – 4.8%
Philippine Government International Bond ( BBB+ / Baa2 )
200,000 5.500 02/04/35 206,942
200,000 6.375 10/23/34 217,992
400,000 3.700 03/01/41 317,552
200,000 1.950 01/06/32 168,223
200,000 3.700 02/02/42 156,772
100,000 6.375 01/15/32 108,511
63,000 9.500 02/02/30 76,099
1,252,091
Poland – 3.1%
Republic of Poland Government International Bond ( A- / A2 )
204,000 5.125 09/18/34 202,226
200,000 5.375 02/12/35 200,289
253,000 5.500 03/18/54 229,917
175,000 3.250 04/06/26 173,430
805,862
Qatar – 3.9%
Qatar Government International Bond ( AA / Aa2 )
220,000 5.103 04/23/48 204,974
200,000 4.500 04/23/28 201,531
200,000 4.625 06/02/46 177,090
200,000 3.250 06/02/26 197,585
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
Qatar – (continued)
Qatar Government International Bond (AA/Aa2) (continued)
$ 59,000 9.750% 06/15/30 $ 73,573
UAE Government International Bond ( AA / Aa2 )
200,000 4.400 04/16/50 167,546
1,022,299
Romania – 2.8%
Romanian Government International Bond ( BBB- / Baa3 )
298,000 7.125 01/17/33 302,888
198,000 6.375 01/30/34 189,160
134,000 3.000 02/14/31 112,049
100,000 3.625 03/27/32 83,739
50,000 7.625 01/17/53 48,414
736,250
Saudi Arabia – 3.8%
Saudi Government International Bond
(b)
( NR / Aa3 )
300,000 3.750 01/21/55 199,463
200,000 5.375 01/13/31 206,307
200,000 5.125 01/13/28 202,594
200,000 3.250 10/26/26 196,572
200,000 5.750 01/16/54 186,552
991,488
Serbia – 0.8%
Serbia International Bond ( BBB- / Ba2 )
200,000 6.500 09/26/33 206,462
South Africa – 2.9%
Republic of South Africa Government International Bond
( BB- / Ba2 )
327,000 4.850 09/30/29 311,955
270,000 7.100 11/19/36 262,740
200,000 7.950 11/19/54 183,785
758,480
Sri Lanka – 1.1%
Sri Lanka Government International Bond
(a)
( NR / Caa1 )
250,000 3.350 03/15/33 194,062
111,000 3.600 02/15/38 86,719
280,781
Trinidad and Tobago – 0.7%
Trinidad & Tobago Government International Bond ( BBB- / Ba2 )
200,000 4.500 08/04/26 197,750
Turkey – 5.3%
Turkiye Government International Bond ( NR / B1 )
200,000 9.875 01/15/28 216,876
200,000 7.125 07/17/32 196,308
200,000 6.125 10/24/28 197,948
Turkiye Government International Bond , Series 10Y ( NR / B1 )
400,000 7.625 05/15/34 400,927
Turkiye Government International Bond , Series 31Y ( NR / B1 )
200,000 6.625 02/17/45 163,564
Turkiye Government International Bond , Series 6Y ( NR / B1 )
200,000 9.375 03/14/29 217,270
1,392,893
Ukraine – 0.6%
Ukraine Government International Bond
(a)
( CCC+ / NR )
300,000 1.750 02/01/34 148,500
4,000 1.750 02/01/35 1,940
150,440

GOLDMAN SACHS ACCESS EMERGING MARKETS USD BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Sovereign Debt Obligations (Continued)
United Arab Emirates – 0.8%
UAE Government International Bond ( NR / Aa2 )
$ 277,000 2.875% 10/19/41 $ 202,818
Uruguay – 2.3%
Oriental Republic of Uruguay ( BBB+ / Baa1 )
50,000 5.250 09/10/60 44,256
Uruguay Government International Bond
(c)
( BBB+ / Baa1 )
150,000 4.975 04/20/55 129,781
120,000 5.750 10/28/34 125,429
150,000 7.875 01/15/33 177,524
100,000 7.625 03/21/36 118,684
24,000 5.100 06/18/50 21,693
617,367
Zambia – 0.3%
Zambia Government International Bond
(a)
( CCC+ / Caa2 )
87,935 5.750 06/30/33 79,032
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(Cost $22,843,211)
22,373,151
a
Corporate Obligations – 12.0%
Brazil – 1.4%
Petrobras Global Finance BV ( BB / Ba1 )
165,000 6.500 07/03/33 167,681
113,000 7.375 01/17/27 117,237
91,000 6.850 06/05/15 79,284
364,202
Chile – 2.5%
Corp. Nacional del Cobre de Chile ( BBB+ / Baa2 )
200,000 4.500 08/01/47 152,218
200,000 6.440 01/26/36 205,033
200,000 3.700 01/30/50 131,920
Empresa de Transporte de Pasajeros Metro SA ( NR / A3 )
200,000 4.700 05/07/50 160,253
649,424
India – 0.7%
Indian Railway Finance Corp. Ltd. ( BBB- / Baa3 )
200,000 3.570 01/21/32 181,608
Indonesia – 1.5%
Pertamina Persero PT ( BBB / Baa2 )
200,000 6.450 05/30/44 201,770
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ( NR
/ Baa2 )
200,000 6.150 05/21/48 191,813
393,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Obligations (Continued)
Kazakhstan – 0.6%
KazMunayGas National Co. JSC ( BB+ / Baa1 )
$ 200,000 5.750% 04/19/47 $ 168,231
Mexico – 2.2%
Petroleos Mexicanos ( BBB / B3 )
200,000 6.700 02/16/32 178,750
215,000 6.625 06/15/35 172,563
91,000 5.350 02/12/28 85,986
100,000 6.840 01/23/30 93,376
65,000 7.690 01/23/50 47,802
15,000 6.500 06/02/41 10,800
589,277
Poland – 0.9%
Bank Gospodarstwa Krajowego ( NR / A2 )
225,000 5.750 07/09/34 227,096
Qatar – 0.8%
QatarEnergy ( AA / Aa2 )
300,000 3.300 07/12/51 197,274
Saudi Arabia – 1.4%
Gaci First Investment Co. ( NR / Aa3 )
200,000 5.375 01/29/54 172,980
Saudi Arabian Oil Co. ( NR / Aa3 )
200,000 5.250 07/17/34 199,552
372,532
TOTAL CORPORATE
OBLIGATIONS
(Cost $3,322,046)
3,143,227
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
206,743 4.216% 206,743
(Cost $206,743)
TOTAL INVESTMENTS – 98.3%
(Cost $26,372,000)
$ 25,723,121
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
438,401
NET ASSETS – 100.0%
$ 26,161,522
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Step coupon.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Pay-in-kind securities.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
MTN — Medium Term Note

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 89.4%
Advertising – 1.3%
Clear Channel Outdoor Holdings, Inc.
$ 247,000 5.125%
08/15/27
(a)
$ 243,295
84,000 7.750
04/15/28
(a)
77,175
196,000 9.000
09/15/28
(a)
206,045
188,000 7.500
06/01/29
(a)
167,085
Lamar Media Corp.
201,000 3.750
02/15/28
194,970
91,000 4.000
02/15/30
85,654
143,000 3.625
01/15/31
130,130
Outfront Media Capital LLC / Outfront Media Capital Corp.
317,000 4.625
03/15/30
(a)
298,376
1,402,730
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.
55,000 6.250
03/15/33
(a)
56,031
Spirit AeroSystems, Inc.
35,000 4.600
06/15/28
34,125
395,000 9.375
11/30/29
(a)
421,169
96,000 9.750
11/15/30
(a)
106,440
TransDigm, Inc.
152,000 6.750
08/15/28
(a)
154,850
309,000 4.625
01/15/29
300,116
35,000 6.375
03/01/29
(a)
35,634
40,000 4.875
05/01/29
38,900
350,000 6.875
12/15/30
(a)
360,938
300,000 7.125
12/01/31
(a)
311,063
319,000 6.625
03/01/32
(a)
325,978
2,145,244
Banks – 0.4%
Freedom Mortgage Corp.
96,000 6.625
01/15/27
(a)
96,120
81,000 12.000
10/01/28
(a)
86,974
238,000 12.250
10/01/30
(a)
262,990
446,084
Basic Industry – 2.8%
Avient Corp.
262,000 7.125
08/01/30
(a)
270,843
Axalta Coating Systems LLC
215,000 3.375
02/15/29
(a)
200,488
Calumet Specialty Products Partners LP / Calumet Finance Corp.
100,000 9.750
07/15/28
(a)
97,250
Celanese  U.S. Holdings LLC
223,000 6.415
07/15/27
228,296
210,000 6.629
07/15/32
215,775
350,000 7.200
11/15/33
366,625
Chemours Co. (The)
75,000 5.375
05/15/27
73,406
150,000 5.750
11/15/28
(a)
134,625
80,000 4.625
11/15/29
(a)
65,700
Graphic Packaging International LLC
125,000 3.750
02/01/30
(a)
115,000
Olin Corp.
155,000 5.625
08/01/29
152,287
180,000 5.000
02/01/30
171,000
Olympus Water  U.S. Holding Corp.
280,000 4.250
10/01/28
(a)
264,950
200,000 6.250
10/01/29
(a)
186,000
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
SCIH Salt Holdings, Inc.
$ 208,000 6.625%
05/01/29
(a)
$ 204,100
WR Grace Holdings LLC
310,000 4.875
06/15/27
(a)
306,513
3,052,858
Broadcasting – 2.6%
Gray Media, Inc.
218,000 7.000
05/15/27
(a)
217,182
133,000 10.500
07/15/29
(a)
141,479
132,000 4.750
10/15/30
(a)
96,195
123,000 5.375
11/15/31
(a)
88,560
iHeartCommunications, Inc.
138,000 9.125
05/01/29
(a)
114,540
160,000 10.875
05/01/30
(a)
80,000
189,500 7.750
08/15/30
(a)
146,389
Nexstar Media, Inc.
400,000 5.625
07/15/27
(a)
399,500
Scripps Escrow II, Inc.
201,000 3.875
01/15/29
(a)
172,860
Sinclair Television Group, Inc.
73,000 5.500
03/01/30
(a)
61,320
130,000 4.375
12/31/32
(a)
94,900
Sirius XM Radio LLC
244,000 4.125
07/01/30
(a)
221,430
TEGNA, Inc.
299,000 4.625
03/15/28
291,151
Univision Communications, Inc.
411,000 8.000
08/15/28
(a)
410,229
129,000 4.500
05/01/29
(a)
115,133
218,000 8.500
07/31/31
(a)
210,098
2,860,966
Brokerage – 0.8%
Coinbase Global, Inc.
54,000 3.375
10/01/28
(a)
50,287
Jane Street Group / JSG Finance, Inc.
150,000 7.125
04/30/31
(a)
156,750
220,000 6.125
11/01/32
(a)
220,550
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
200,000 5.000
08/15/28
(a)
189,719
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp.
219,000 4.750
06/15/29
(a)
212,704
830,010
Building Materials – 2.1%
Builders FirstSource, Inc.
76,000 5.000
03/01/30
(a)
73,530
173,000 4.250
02/01/32
(a)
156,998
202,000 6.375
06/15/32
(a)
204,020
151,000 6.375
03/01/34
(a)
150,811
Camelot Return Merger Sub, Inc.
169,000 8.750
08/01/28
(a)
150,199
Quikrete Holdings, Inc.
320,000 6.375
03/01/32
(a)
325,200
170,000 6.750
03/01/33
(a)
173,187
Smyrna Ready Mix Concrete LLC
150,000 6.000
11/01/28
(a)
147,937
265,000 8.875
11/15/31
(a)
272,288

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Building Materials – (continued)
Standard Industries, Inc.
$ 242,000 5.000%
02/15/27
(a)
$ 239,882
300,000 4.375
07/15/30
(a)
282,750
201,000 3.375
01/15/31
(a)
177,885
2,354,687
Capital Goods – 4.8%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
295,000 4.000
09/01/29
(a)
262,366
Ball Corp.
163,000 6.875
03/15/28
167,075
190,000 6.000
06/15/29
194,038
212,000 2.875
08/15/30
188,945
Chart Industries, Inc.
337,000 7.500
01/01/30
(a)
352,586
Clean Harbors, Inc.
102,000 4.875
07/15/27
(a)
100,980
245,000 6.375
02/01/31
(a)
249,287
Clydesdale Acquisition Holdings, Inc.
151,000 6.625
04/15/29
(a)
152,510
172,000 8.750
04/15/30
(a)
176,085
Crown Americas LLC
35,000 5.250
04/01/30
35,000
Crown Americas LLC / Crown Americas Capital Corp. V
133,000 4.250
09/30/26
131,836
Emerald Debt Merger Sub LLC
400,000 6.625
12/15/30
(a)
405,000
EquipmentShare.com, Inc.
196,000 9.000
05/15/28
(a)
204,085
85,000 8.000
03/15/33
(a)
87,338
Graphic Packaging International LLC
101,000 6.375
07/15/32
(a)
101,253
Herc Holdings, Inc.
265,000 5.500
07/15/27
(a)
264,337
LABL, Inc.
131,000 10.500
07/15/27
(a)
124,777
170,000 5.875
11/01/28
(a)
145,988
95,000 8.250
11/01/29
(a)
77,306
100,000 8.625
10/01/31
(a)
83,125
Madison IAQ LLC
94,000 4.125
06/30/28
(a)
90,710
Mauser Packaging Solutions Holding Co.
289,000 7.875
04/15/27
(a)
292,613
164,000 9.250
04/15/27
(a)
161,950
Owens-Brockway Glass Container, Inc.
100,000 7.375
06/01/32
(a)
99,875
Resideo Funding, Inc.
85,000 4.000
09/01/29
(a)
79,064
Reworld Holding Corp.
183,000 4.875
12/01/29
(a)
173,909
60,000 5.000
09/01/30
56,140
Sealed Air Corp.
238,000 6.875
07/15/33
(a)
250,495
Sealed Air Corp/Sealed Air Corp.  U.S.
60,000 7.250
02/15/31
(a)
62,925
Sensata Technologies BV
200,000 4.000
04/15/29
(a)
187,500
Sensata Technologies, Inc.
214,000 3.750
02/15/31
(a)
190,192
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Terex Corp.
$ 100,000 6.250%
10/15/32
(a)
$ 98,500
5,247,790
Communications – 6.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
500,000 5.125
05/01/27
(a)
496,875
302,000 5.000
02/01/28
(a)
296,715
240,000 5.375
06/01/29
(a)
237,000
191,000 6.375
09/01/29
(a)
194,104
368,000 4.750
03/01/30
(a)
352,820
225,000 4.500
08/15/30
(a)
211,781
318,000 4.250
02/01/31
(a)
291,367
153,000 4.750
02/01/32
(a)
142,290
344,000 4.500
05/01/32
313,900
441,000 4.500
06/01/33
(a)
394,144
246,000 4.250
01/15/34
(a)
213,098
CSC Holdings LLC
315,000 5.500
04/15/27
(a)
300,037
250,000 5.375
02/01/28
(a)
226,250
250,000 7.500
04/01/28
(a)
195,000
200,000 11.250
05/15/28
(a)
198,500
360,000 11.750
01/31/29
(a)
339,300
200,000 6.500
02/01/29
(a)
160,000
240,000 5.750
01/15/30
(a)
123,000
250,000 4.125
12/01/30
(a)
173,125
270,000 4.625
12/01/30
(a)
124,875
250,000 3.375
02/15/31
(a)
165,000
250,000 4.500
11/15/31
(a)
169,375
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
320,000 5.875
08/15/27
(a)
315,600
300,000 10.000
02/15/31
(a)
292,688
DISH DBS Corp.
450,000 7.375
07/01/28
310,500
220,000 5.125
06/01/29
144,100
Live Nation Entertainment, Inc.
344,000 4.750
10/15/27
(a)
339,270
51,000 3.750
01/15/28
(a)
49,151
Radiate Holdco LLC / Radiate Finance, Inc.
152,000 6.500
09/15/28
(a)
101,840
6,871,705
Consumer Cyclical – 15.1%
ADT Security Corp. (The)
82,000 4.125
08/01/29
(a)
78,515
131,000 4.875
07/15/32
(a)
124,941
Advance Auto Parts, Inc.
63,000 3.500
03/15/32
54,933
Allison Transmission, Inc.
279,000 3.750
01/30/31
(a)
253,890
AMC Entertainment Holdings, Inc.
200,000 7.500
02/15/29
(a)
157,000
American Axle & Manufacturing, Inc.
210,000 6.875
07/01/28
208,425
104,000 5.000
10/01/29
94,120
Asbury Automotive Group, Inc.
225,000 5.000
02/15/32
(a)
210,938
Bath & Body Works, Inc.
128,000 7.500
06/15/29
131,360
100,000 6.625
10/01/30
(a)
102,000

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Bath & Body Works, Inc. – (continued)
$ 194,000 6.875%
11/01/35
$ 195,697
176,000 6.750
07/01/36
175,120
Beazer Homes USA, Inc.
100,000 7.500
03/15/31
(a)
98,500
Boyd Gaming Corp.
74,000 4.750
12/01/27
72,798
54,000 4.750
06/15/31
(a)
50,625
Caesars Entertainment, Inc.
184,000 8.125
07/01/27
(a)
185,150
230,000 4.625
10/15/29
(a)
214,763
200,000 7.000
02/15/30
(a)
205,000
138,000 6.500
02/15/32
(a)
139,207
Carnival Corp.
172,000 5.750
03/01/27
(a)
172,645
423,000 6.000
05/01/29
(a)
426,173
215,000 6.125
02/15/33
(a)
215,806
Carvana Co.
81,849 9.000
12/01/28
(a)(b)
84,304
199,900 9.000
06/01/30
(a)(b)
210,895
334,654 9.000
06/01/31
(a)(b)
389,872
Churchill Downs, Inc.
47,000 5.500
04/01/27
(a)
46,824
350,000 5.750
04/01/30
(a)
345,187
Cinemark USA, Inc.
140,000 5.250
07/15/28
(a)
138,775
Clarios Global LP / Clarios  U.S. Finance Co.
317,000 8.500
05/15/27
(a)
319,377
85,000 6.750
05/15/28
(a)
87,019
Cooper-Standard Automotive, Inc.
100,000 13.500
03/31/27
(a)(b)
105,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc.
82,000 4.625
01/15/29
(a)
77,285
212,000 6.750
01/15/30
(a)
192,920
FirstCash, Inc.
146,000 4.625
09/01/28
(a)
141,620
159,000 6.875
03/01/32
(a)
163,571
Gap, Inc. (The)
96,000 3.625
10/01/29
(a)
88,080
135,000 3.875
10/01/31
(a)
119,644
GEO Group, Inc. (The)
200,000 8.625
04/15/29
211,250
105,000 10.250
04/15/31
115,500
Goodyear Tire & Rubber Co. (The)
44,000 5.000
05/31/26
44,055
129,000 4.875
03/15/27
127,226
96,000 5.000
07/15/29
92,160
68,000 5.250
04/30/31
64,090
70,000 5.250
07/15/31
65,625
60,000 5.625
04/30/33
55,875
Hilton Domestic Operating Co., Inc.
70,000 5.750
05/01/28
(a)
70,087
382,000 5.875
04/01/29
(a)
387,252
94,000 3.750
05/01/29
(a)
89,065
39,000 4.875
01/15/30
38,123
280,000 4.000
05/01/31
(a)
260,050
224,000 3.625
02/15/32
(a)
199,360
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
International Game Technology PLC
$ 200,000 5.250%
01/15/29
(a)
$ 197,250
Iron Mountain Information Management Services, Inc.
64,000 5.000
07/15/32
(a)
60,800
Iron Mountain, Inc.
200,000 4.875
09/15/27
(a)
197,750
96,000 5.250
03/15/28
(a)
95,400
35,000 5.000
07/15/28
(a)
34,562
140,000 7.000
02/15/29
(a)
145,250
85,000 4.875
09/15/29
(a)
82,875
224,000 5.250
07/15/30
(a)
218,960
293,000 4.500
02/15/31
(a)
274,871
Kohl's Corp.
223,000 5.550
07/17/45
109,828
LCM Investments Holdings II LLC
263,000 4.875
05/01/29
(a)
253,795
Liberty Interactive LLC
138,000 8.250
02/01/30
24,150
Light & Wonder International, Inc.
124,000 7.000
05/15/28
(a)
124,620
107,000 7.250
11/15/29
(a)
110,076
152,000 7.500
09/01/31
(a)
157,130
Macy's Retail Holdings LLC
170,000 5.125
01/15/42
115,175
Marriott Ownership Resorts, Inc.
100,000 4.750
01/15/28
96,875
MGM Resorts International
300,000 6.125
09/15/29
301,875
Michaels Cos., Inc. (The)
208,000 5.250
05/01/28
(a)
144,560
87,000 7.875
05/01/29
(a)
42,630
Mohegan Tribal Gaming Authority
55,000 13.250
12/15/27
(a)
61,394
NCL Corp. Ltd.
402,000 5.875
02/15/27
(a)
403,508
169,000 7.750
02/15/29
(a)
177,027
NCL Finance Ltd.
38,000 6.125
03/15/28
(a)
38,238
Nordstrom, Inc.
70,000 4.250
08/01/31
61,775
74,000 5.000
01/15/44
52,170
PetSmart, Inc. / PetSmart Finance Corp.
250,000 4.750
02/15/28
(a)
242,187
250,000 7.750
02/15/29
(a)
243,750
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp.
139,000 5.625
09/01/29
(a)
90,871
Prime Security Services Borrower LLC / Prime Finance, Inc.
338,000 3.375
08/31/27
(a)
324,902
QVC, Inc.
90,000 5.950
03/15/43
36,450
Resorts World Las Vegas LLC / RWLV Capital, Inc.
235,000 8.450
07/27/30
(a)
231,181
RHP Hotel Properties LP / RHP Finance Corp.
85,000 4.750
10/15/27
84,044
85,000 7.250
07/15/28
(a)
87,656
134,000 4.500
02/15/29
(a)
129,645
223,000 6.500
04/01/32
(a)
226,345

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Sabre GLBL, Inc.
$ 203,000 8.625%
06/01/27
(a)
$ 209,598
206,000 10.750
11/15/29
(a)
210,635
Six Flags Entertainment Corp.
185,000 5.500
04/15/27
(a)
184,537
105,000 7.250
05/15/31
(a)
107,363
Staples, Inc.
377,000 10.750
09/01/29
(a)
343,070
Station Casinos LLC
100,000 4.500
02/15/28
(a)
97,250
Taylor Morrison Communities, Inc.
35,000 5.750
01/15/28
(a)
35,175
TKC Holdings, Inc.
85,000 6.875
05/15/28
(a)
85,000
Travel + Leisure Co.
134,000 6.625
07/31/26
(a)
135,675
100,000 6.000
04/01/27
100,500
150,000 4.500
12/01/29
(a)
142,875
VF Corp.
93,000 6.450
11/01/37
80,213
Wayfair LLC
102,000 7.750
09/15/30
(a)
100,215
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
300,000 5.250
05/15/27
(a)
299,625
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
155,000 5.125
10/01/29
(a)
151,319
399,000 7.125
02/15/31
(a)
418,451
Yum! Brands, Inc.
122,000 4.750
01/15/30
(a)
119,408
164,000 3.625
03/15/31
149,650
170,000 4.625
01/31/32
162,350
295,000 5.375
04/01/32
291,681
16,602,112
Consumer Noncyclical – 5.0%
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP /
Albertsons LLC
376,000 4.875
02/15/30
(a)
367,540
Allied Universal Holdco LLC
295,000 7.875
02/15/31
(a)
306,800
Allied Universal Holdco LLC / Allied Universal Finance Corp.
193,000 9.750
07/15/27
(a)
194,568
200,000 6.000
06/01/29
(a)
189,250
Allied Universal Holdco LLC /Allied Universal Finance Corp. /
Atlas Luxco 4 Sarl
200,000 4.625
06/01/28
(a)
191,750
Avantor Funding, Inc.
420,000 4.625
07/15/28
(a)
410,025
Deluxe Corp.
35,000 8.125
09/15/29
(a)
35,394
Hologic, Inc.
39,000 4.625
02/01/28
(a)
38,610
245,000 3.250
02/15/29
(a)
235,506
LifePoint Health, Inc.
200,000 5.375
01/15/29
(a)
189,000
Medline Borrower LP
515,000 3.875
04/01/29
(a)
484,744
207,000 5.250
10/01/29
(a)
203,377
Molina Healthcare, Inc.
350,000 6.250
01/15/33
(a)
350,437
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Murphy Oil USA, Inc.
$ 91,000 3.750%
02/15/31
(a)
$ 82,583
Organon & Co / Organon Foreign Debt Co.-Issuer BV
252,000 4.125
04/30/28
(a)
236,880
436,000 5.125
04/30/31
(a)
367,330
Perrigo Finance Unlimited Co.
250,000 4.900
06/15/30
241,669
Perrigo Finance Unlimited Co. , Series USD
150,000 6.125
09/30/32
150,264
Prestige Brands, Inc.
274,000 3.750
04/01/31
(a)
247,799
RR Donnelley & Sons Co.
270,000 9.500
08/01/29
(a)
271,350
RRD Intermediate Holdings, Inc.
70,000 11.000
12/01/30
(a)(b)
66,500
Teleflex, Inc.
209,000 4.625
11/15/27
206,387
Walgreens Boots Alliance, Inc.
150,000 8.125
08/15/29
157,125
150,000 3.200
04/15/30
143,438
165,000 4.100
04/15/50
141,075
5,509,401
Consumer Products – 1.3%
Edgewell Personal Care Co.
85,000 5.500
06/01/28
(a)
83,619
85,000 4.125
04/01/29
(a)
79,794
Newell Brands, Inc.
143,000 6.375
09/15/27
143,894
190,000 6.625
09/15/29
183,825
160,000 6.625
05/15/32
148,000
80,000 6.875
04/01/36
73,680
Scotts Miracle-Gro Co. (The)
221,000 4.375
02/01/32
198,071
Somnigroup International, Inc.
255,000 4.000
04/15/29
(a)
239,700
139,000 3.875
10/15/31
(a)
123,536
Whirlpool Corp.
202,000 4.600
05/15/50
144,429
1,418,548
Distribution & Logistics – 0.5%
WESCO Distribution, Inc.
124,000 7.250
06/15/28
(a)
125,860
189,000 6.375
03/15/29
(a)
193,253
197,000 6.625
03/15/32
(a)
202,417
521,530
Electric – 3.3%
AES Corp. (The)
( US 5 Year CMT T-Note +
3.201% )
150,000 7.600
01/15/55
151,687
Artera Services LLC
200,000 8.500
02/15/31
(a)
171,250
Calpine Corp.
100,000 5.125
03/15/28
(a)
99,500
59,000 4.625
02/01/29
(a)
57,673
111,000 5.000
02/01/31
(a)
107,947
277,000 3.750
03/01/31
(a)
257,264

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Clearway Energy Operating LLC
$ 299,000 3.750%
02/15/31
(a)
$ 271,343
NRG Energy, Inc.
170,000 3.375
02/15/29
(a)
158,932
100,000 5.250
06/15/29
(a)
99,000
243,000 3.625
02/15/31
(a)
220,444
100,000 6.250
11/01/34
(a)
100,125
PG&E Corp.
430,000 5.250
07/01/30
417,938
Pike Corp.
102,000 8.625
01/31/31
(a)
109,650
Sunnova Energy Corp.
100,000 11.750
10/01/28
(a)
30,750
Vistra Operations Co. LLC
83,000 5.500
09/01/26
(a)
83,000
312,000 5.625
02/15/27
(a)
311,610
414,000 4.375
05/01/29
(a)
400,027
200,000 7.750
10/15/31
(a)
212,500
73,000 6.875
04/15/32
(a)
76,194
XPLR Infrastructure Operating Partners LP
350,000 4.500
09/15/27
(a)
338,187
3,675,021
Energy – 9.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
73,000 5.750
03/01/27
(a)
73,000
71,000 5.750
01/15/28
(a)
71,089
129,000 5.375
06/15/29
(a)
127,871
214,000 6.625
02/01/32
(a)
218,547
Archrock Partners LP / Archrock Partners Finance Corp.
280,000 6.250
04/01/28
(a)
280,350
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
152,000 5.875
06/30/29
(a)
151,810
Buckeye Partners LP
68,000 3.950
12/01/26
66,895
134,000 4.125
12/01/27
129,812
146,000 4.500
03/01/28
(a)
142,715
CITGO Petroleum Corp.
146,000 6.375
06/15/26
(a)
146,183
325,000 8.375
01/15/29
(a)
329,875
Civitas Resources, Inc.
170,000 8.375
07/01/28
(a)
171,913
275,000 8.750
07/01/31
(a)
269,500
CNX Resources Corp.
228,000 6.000
01/15/29
(a)
226,005
Comstock Resources, Inc.
220,000 6.750
03/01/29
(a)
216,700
CQP Holdco LP / BIP-V Chinook Holdco LLC
370,000 5.500
06/15/31
(a)
355,431
Crescent Energy Finance LLC
375,000 7.375
01/15/33
(a)
349,219
Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000 8.625
03/15/29
(a)
103,563
Global Marine, Inc.
90,000 7.000
06/01/28
81,900
Hess Midstream Operations LP
68,000 5.125
06/15/28
(a)
67,320
168,000 4.250
02/15/30
(a)
160,020
83,000 5.500
10/15/30
(a)
82,274
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Hilcorp Energy I LP / Hilcorp Finance Co.
$ 75,000 6.250%
11/01/28
(a)
$ 74,250
245,000 5.750
02/01/29
(a)
233,975
129,000 6.000
02/01/31
(a)
119,164
118,000 8.375
11/01/33
(a)
118,000
97,000 6.875
05/15/34
(a)
88,270
87,000 7.250
02/15/35
(a)
81,127
Kinetik Holdings LP
300,000 6.625
12/15/28
(a)
307,500
201,000 5.875
06/15/30
(a)
200,498
Matador Resources Co.
107,000 6.250
04/15/33
(a)
103,121
Murphy Oil Corp.
50,000 5.875
12/01/42
38,500
Nabors Industries, Inc.
256,000 9.125
01/31/30
(a)
232,800
94,000 8.875
08/15/31
(a)
64,155
New Fortress Energy, Inc.
310,000 8.750
03/15/29
(a)
99,200
Northern Oil & Gas, Inc.
100,000 8.125
03/01/28
(a)
100,375
148,000 8.750
06/15/31
(a)
149,850
PBF Holding Co. LLC / PBF Finance Corp.
67,000 9.875
03/15/30
(a)
64,320
Permian Resources Operating LLC
304,000 8.000
04/15/27
(a)
309,320
85,000 5.875
07/01/29
(a)
84,150
140,000 7.000
01/15/32
(a)
143,500
100,000 6.250
02/01/33
(a)
98,500
Range Resources Corp.
185,000 4.750
02/15/30
(a)
178,294
SM Energy Co.
212,000 6.750
09/15/26
211,337
175,000 6.625
01/15/27
174,672
100,000 6.500
07/15/28
99,375
Sunoco LP
350,000 7.000
05/01/29
(a)
360,937
250,000 6.250
07/01/33
(a)
250,000
Talos Production, Inc.
238,000 9.375
02/01/31
(a)
235,025
Transocean, Inc.
130,000 8.250
05/15/29
(a)
117,650
130,000 8.500
05/15/31
(a)
111,637
200,000 6.800
03/15/38
137,000
USA Compression Partners LP / USA Compression Finance Corp.
129,000 7.125
03/15/29
(a)
131,258
Venture Global Calcasieu Pass LLC
456,000 3.875
08/15/29
(a)
424,650
30,000 4.125
08/15/31
(a)
27,225
205,000 3.875
11/01/33
(a)
175,531
Venture Global LNG, Inc.
372,000 8.125
06/01/28
(a)
380,835
330,000 9.500
02/01/29
(a)
353,100
189,000 9.875
02/01/32
(a)
201,521
Vital Energy, Inc.
130,000 7.875
04/15/32
(a)
106,275
10,208,889

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – 4.5%
AG TTMT Escrow Issuer LLC
$ 95,000 8.625%
09/30/27
(a)
$ 98,562
Coinbase Global, Inc.
89,000 3.625
10/01/31
(a)
77,208
Compass Group Diversified Holdings LLC
222,000 5.250
04/15/29
(a)
192,308
Freedom Mortgage Holdings LLC
72,000 9.125
05/15/31
(a)
73,350
HUB International Ltd.
70,000 5.625
12/01/29
(a)
69,738
394,000 7.250
06/15/30
(a)
409,267
226,000 7.375
01/31/32
(a)
236,735
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
217,000 5.250
05/15/27
207,778
119,000 9.750
01/15/29
115,727
104,000 4.375
02/01/29
85,020
116,000 9.000
06/15/30
105,415
LD Holdings Group LLC
20,000 8.750
11/01/27
(a)
18,075
250,000 6.125
04/01/28
(a)
204,687
Midcap Financial Issuer Trust
200,000 6.500
05/01/28
(a)
194,500
Nationstar Mortgage Holdings, Inc.
152,000 6.000
01/15/27
(a)
152,000
223,000 5.500
08/15/28
(a)
223,557
63,000 5.125
12/15/30
(a)
63,000
100,000 5.750
11/15/31
(a)
100,500
Navient Corp.
380,000 5.500
03/15/29
365,275
OneMain Finance Corp.
120,000 3.500
01/15/27
116,550
563,000 3.875
09/15/28
528,516
89,000 9.000
01/15/29
93,561
100,000 7.875
03/15/30
104,375
131,000 4.000
09/15/30
118,228
85,000 7.125
11/15/31
86,594
Osaic Holdings, Inc.
89,000 10.750
08/01/27
(a)
89,779
PennyMac Financial Services, Inc.
50,000 7.875
12/15/29
(a)
52,812
200,000 7.125
11/15/30
(a)
204,500
119,000 5.750
09/15/31
(a)
114,538
Prospect Capital Corp.
100,000 3.437
10/15/28
87,828
Rocket Mortgage LLC
244,000 5.250
01/15/28
(a)
233,375
Werner FinCo LP / Werner FinCo, Inc.
100,000 11.500
06/15/28
(a)
108,875
4,932,233
Food and Beverage – 2.0%
B&G Foods, Inc.
100,000 5.250
09/15/27
87,670
Fiesta Purchaser, Inc.
214,000 7.875
03/01/31
(a)
225,502
HLF Financing Sarl LLC / Herbalife International, Inc.
114,000 12.250
04/15/29
(a)
124,403
188,000 4.875
06/01/29
(a)
155,805
Performance Food Group, Inc.
305,000 5.500
10/15/27
(a)
305,000
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Performance Food Group, Inc. – (continued)
$ 135,000 6.125%
09/15/32
(a)
$ 136,519
Post Holdings, Inc.
98,000 5.500
12/15/29
(a)
97,020
490,000 4.500
09/15/31
(a)
447,125
68,000 6.250
02/15/32
(a)
69,445
U.S. Foods, Inc.
204,000 6.875
09/15/28
(a)
210,375
255,000 4.750
02/15/29
(a)
249,263
75,000 4.625
06/01/30
(a)
72,281
2,180,408
Hardware – 0.4%
CommScope LLC
160,000 8.250
03/01/27
(a)
159,600
CommScope Technologies LLC
156,000 5.000
03/15/27
(a)
151,515
NCR Voyix Corp.
76,000 5.000
10/01/28
(a)
75,240
59,000 5.125
04/15/29
(a)
57,599
443,954
Healthcare – 5.3%
AdaptHealth LLC
88,000 4.625
08/01/29
(a)
81,400
Charles River Laboratories International, Inc.
215,000 4.000
03/15/31
(a)
193,097
CHS/Community Health Systems, Inc.
194,000 5.625
03/15/27
(a)
191,333
226,000 6.000
01/15/29
(a)
217,807
229,000 6.875
04/15/29
(a)
192,360
78,000 6.125
04/01/30
(a)
60,450
124,000 5.250
05/15/30
(a)
112,220
152,000 4.750
02/15/31
(a)
129,960
299,000 10.875
01/15/32
(a)
320,678
CVS Health Corp.
( US 5 Year CMT T-Note +
2.516% )
138,000 6.750
12/10/54
135,391
DaVita, Inc.
418,000 4.625
06/01/30
(a)
392,920
405,000 3.750
02/15/31
(a)
359,437
Encompass Health Corp.
233,000 4.750
02/01/30
227,466
IQVIA, Inc.
280,000 5.000
05/15/27
(a)
278,250
250,000 6.500
05/15/30
(a)
255,938
MPT Operating Partnership LP / MPT Finance Corp.
447,000 3.500
03/15/31
294,461
Owens & Minor, Inc.
225,000 6.625
04/01/30
(a)
192,656
Radiology Partners, Inc.
86,786 7.775
01/31/29
(a)(b)
87,111
RP Escrow Issuer LLC
100,000 5.250
12/15/25
(a)
96,854
Service Corp International
240,000 5.750
10/15/32
239,400
Service Corp. International
50,000 4.625
12/15/27
49,375
241,000 5.125
06/01/29
240,096

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
Tenet Healthcare Corp.
$ 165,000 6.250%
02/01/27
$ 165,103
246,000 5.125
11/01/27
245,078
166,000 4.625
06/15/28
163,095
129,000 6.125
10/01/28
129,322
292,000 4.250
06/01/29
281,050
129,000 6.125
06/15/30
130,613
320,000 6.750
05/15/31
330,400
5,793,321
Insurance – 1.8%
Acrisure LLC / Acrisure Finance, Inc.
73,000 8.250
02/01/29
(a)
75,555
235,000 8.500
06/15/29
(a)
245,868
248,000 6.000
08/01/29
(a)
240,250
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
299,000 4.250
10/15/27
(a)
290,778
114,000 6.750
10/15/27
(a)
114,285
89,000 6.750
04/15/28
(a)
90,224
30,000 5.875
11/01/29
(a)
29,362
399,000 7.000
01/15/31
(a)
408,476
AmWINS Group, Inc.
51,000 6.375
02/15/29
(a)
51,701
150,000 4.875
06/30/29
(a)
143,813
AssuredPartners, Inc.
238,000 5.625
01/15/29
(a)
237,405
1,927,717
Media Non Cable – 0.3%
AMC Networks, Inc.
236,000 4.250
02/15/29
181,720
Paramount Global
( 3M USD LIBOR + 3.899% )
110,000 6.250
02/28/57
104,114
( US 5 Year CMT T-Note +
3.999% )
77,000 6.375
03/30/62
75,563
361,397
Metals – 1.1%
Alcoa Nederland Holding BV
270,000 7.125
03/15/31
(a)
281,003
Arsenal AIC Parent LLC
222,000 11.500
10/01/31
(a)
247,252
Kaiser Aluminum Corp.
150,000 4.500
06/01/31
(a)
138,375
Novelis Corp.
451,000 4.750
01/30/30
(a)
430,141
117,000 3.875
08/15/31
(a)
104,423
1,201,194
Metals and Mining – 0.5%
ATI, Inc.
70,000 5.875
12/01/27
70,175
70,000 7.250
08/15/30
73,150
Cleveland-Cliffs, Inc.
30,000 4.875
03/01/31
(a)
24,338
140,000 7.000
03/15/32
(a)
121,275
350,000 7.375
05/01/33
(a)
303,187
592,125
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Natural Gas – 1.6%
Genesis Energy LP / Genesis Energy Finance Corp.
$ 150,000 8.250%
01/15/29
$ 155,156
150,000 7.875
05/15/32
152,063
Prairie Acquiror LP
198,000 9.000
08/01/29
(a)
201,960
Rockies Express Pipeline LLC
150,000 4.950
07/15/29
(a)
145,125
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
88,000 6.000
03/01/27
(a)
87,890
144,000 5.500
01/15/28
(a)
142,740
81,000 7.375
02/15/29
(a)
82,215
219,000 6.000
09/01/31
(a)
208,871
Venture Global Calcasieu Pass LLC
85,000 6.250
01/15/30
(a)
86,169
Venture Global LNG, Inc.
540,000 8.375
06/01/31
(a)
548,775
1,810,964
Pharmaceuticals – 1.1%
1261229 BC Ltd.
500,000 10.000
04/15/32
(a)
497,500
Bausch Health Cos., Inc.
70,000 5.000
01/30/28
(a)
54,600
250,000 4.875
06/01/28
(a)
205,312
204,000 11.000
09/30/28
(a)
194,820
50,000 5.000
02/15/29
(a)
32,000
230,000 6.250
02/15/29
(a)
152,950
45,000 5.250
01/30/30
(a)
26,325
105,000 5.250
02/15/31
(a)
56,700
1,220,207
Publishing – 0.3%
McGraw-Hill Education, Inc.
374,000 5.750
08/01/28
(a)
370,728
REITs and Real Estate – 2.1%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.
300,000 5.750
01/15/29
(a)
245,625
Brandywine Operating Partnership LP
140,000 8.875
04/12/29
149,108
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
64,000 4.500
04/01/27
(a)
62,267
Diversified Healthcare Trust
86,000 4.750
02/15/28
79,267
145,000 4.375
03/01/31
120,350
Howard Hughes Corp. (The)
51,000 5.375
08/01/28
(a)
50,044
155,000 4.125
02/01/29
(a)
145,700
290,000 4.375
02/01/31
(a)
264,625
Hudson Pacific Properties LP
184,000 3.950
11/01/27
161,498
89,000 4.650
04/01/29
64,683
Office Properties Income Trust
180,000 9.000
09/30/29
(a)
133,753
Park Intermediate Holdings LLC / PK Domestic Property LLC /
PK Finance Co.-Issuer
85,000 5.875
10/01/28
(a)
83,725
206,000 4.875
05/15/29
(a)
195,185
Service Properties Trust
148,000 8.375
06/15/29
149,035

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Service Properties Trust – (continued)
$ 141,000 4.950%
10/01/29
$ 118,087
170,000 8.625
11/15/31
(a)
181,439
Starwood Property Trust, Inc.
123,000 7.250
04/01/29
(a)
128,049
2,332,440
Rental Equipment – 1.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
300,000 5.750
07/15/27
(a)
296,250
80,000 5.375
03/01/29
(a)
75,600
EquipmentShare.com, Inc.
85,000 8.625
05/15/32
(a)
89,144
Hertz Corp. (The)
65,000 4.625
12/01/26
(a)
57,687
96,000 12.625
07/15/29
(a)
97,920
United Rentals North America, Inc.
195,000 5.500
05/15/27
195,244
141,000 4.875
01/15/28
140,119
232,000 3.875
02/15/31
214,600
110,000 3.750
01/15/32
99,000
191,000 6.125
03/15/34
(a)
193,626
1,459,190
Revenue – 0.0%
Toledo Hospital (The)
30,000 4.982
11/15/45
22,613
Software – 1.9%
Cloud Software Group, Inc.
433,000 6.500
03/31/29
(a)
433,541
483,000 9.000
09/30/29
(a)
495,075
57,000 8.250
06/30/32
(a)
59,993
Fair Isaac Corp.
246,000 4.000
06/15/28
(a)
237,390
Gen Digital, Inc.
295,000 6.750
09/30/27
(a)
300,531
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
220,000 6.750
08/15/32
(a)
225,225
SS&C Technologies, Inc.
222,000 5.500
09/30/27
(a)
221,842
78,000 6.500
06/01/32
(a)
80,145
2,053,742
Technology – 2.5%
Arches Buyer, Inc.
122,000 4.250
06/01/28
(a)
114,985
169,000 6.125
12/01/28
(a)
154,635
Block, Inc.
244,000 2.750
06/01/26
238,815
395,000 3.500
06/01/31
356,488
Central Parent Inc / CDK Global, Inc.
170,000 7.250
06/15/29
(a)
149,600
Entegris, Inc.
211,000 4.375
04/15/28
(a)
204,406
100,000 5.950
06/15/30
(a)
100,500
Go Daddy Operating Co LLC / GD Finance Co., Inc.
293,000 5.250
12/01/27
(a)
291,901
Match Group Holdings II LLC
94,000 5.000
12/15/27
(a)
93,295
81,000 4.625
06/01/28
(a)
78,469
286,000 3.625
10/01/31
(a)
249,177
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Newfold Digital Holdings Group, Inc.
$ 100,000 11.750%
10/15/28
(a)
$ 75,375
Seagate HDD Cayman
85,000 4.875
06/01/27
85,531
56,000 8.250
12/15/29
59,780
281,000 9.625
12/01/32
319,989
45,000 5.750
12/01/34
44,325
Xerox Corp.
67,000 4.800
03/01/35
31,782
Xerox Holdings Corp.
115,000 5.500
08/15/28
(a)
81,075
80,000 8.875
11/30/29
(a)
54,100
2,784,228
Transportation – 1.0%
American Airlines, Inc.
100,000 7.250
02/15/28
(a)
101,125
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
200,000 5.750
04/20/29
(a)
197,000
Fortress Transportation and Infrastructure Investors LLC
357,000 5.500
05/01/28
(a)
354,323
140,000 7.875
12/01/30
(a)
147,000
XPO, Inc.
210,000 7.125
06/01/31
(a)
217,613
85,000 7.125
02/01/32
(a)
88,612
1,105,673
Wireless – 0.7%
EchoStar Corp.
270,018 10.750
11/30/29
275,418
Hughes Satellite Systems Corp.
284,000 6.625
08/01/26
207,320
Viasat, Inc.
100,000 5.625
04/15/27
(a)
98,250
138,000 6.500
07/15/28
(a)
126,443
59,000 7.500
05/30/31
(a)
47,052
754,483
Wirelines – 3.4%
Cablevision Lightpath LLC
200,000 5.625
09/15/28
(a)
194,000
Consolidated Communications, Inc.
172,000 6.500
10/01/28
(a)
175,655
Embarq LLC
239,000 7.995
06/01/36
113,525
Frontier Communications Holdings LLC
75,000 5.875
10/15/27
(a)
75,328
256,000 5.000
05/01/28
(a)
256,000
135,000 6.750
05/01/29
(a)
137,194
234,000 5.875
11/01/29
236,925
133,000 6.000
01/15/30
(a)
134,995
80,000 8.750
05/15/30
(a)
84,100
75,000 8.625
03/15/31
(a)
79,875
Level 3 Financing, Inc.
122,000 10.500
04/15/29
(a)
137,555
166,000 4.875
06/15/29
(a)
151,267
155,000 11.000
11/15/29
(a)
176,313
77,000 4.500
04/01/30
(a)
68,049
81,000 3.875
10/15/30
(a)
68,749
336,000 10.750
12/15/30
(a)
380,100
37,000 4.000
04/15/31
(a)
30,987

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wirelines – (continued)
Lumen Technologies, Inc.
$ 150,000 4.125%
04/15/30
(a)
$ 146,250
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
272,000 10.500
02/15/28
(a)
289,340
276,000 4.750
04/15/28
(a)
269,100
85,000 6.500
02/15/29
(a)
80,537
Zayo Group Holdings, Inc.
420,000 4.000
03/01/27
(a)
396,900
3,682,744
TOTAL CORPORATE OBLIGATIONS
(Cost $98,102,317)
98,176,936
a
Foreign Corporate Debt – 8.0%
Aerospace & Defense – 0.5%
Bombardier, Inc. ( Canada )
108,000 7.875
04/15/27
(a)
108,202
122,000 7.000
06/01/32
(a)
124,898
335,000 7.450
05/01/34
(a)
355,938
589,038
Basic Industry – 0.7%
Mercer International, Inc. ( Germany )
70,000 12.875
10/01/28
(a)
69,562
155,000 5.125
02/01/29
123,419
Methanex Corp. ( Canada )
150,000 5.250
12/15/29
145,500
100,000 5.650
12/01/44
77,500
NOVA Chemicals Corp. ( Canada )
192,000 5.250
06/01/27
(a)
192,000
104,000 9.000
02/15/30
(a)
112,190
720,171
Capital Goods – 0.1%
Wrangler Holdco Corp. ( Canada )
150,000 6.625
04/01/32
(a)
154,500
Communications – 0.8%
Altice Financing SA ( Luxembourg )
335,000 5.750
08/15/29
(a)
256,694
Virgin Media Secured Finance PLC ( United Kingdom )
225,000 5.500
05/15/29
(a)
219,762
200,000 4.500
08/15/30
(a)
184,377
VZ Secured Financing BV ( Netherlands )
240,000 5.000
01/15/32
(a)
209,069
869,902
Consumer Cyclical – 2.2%
1011778 BC ULC / New Red Finance, Inc. ( Canada )
301,000 3.875
01/15/28
(a)
291,218
89,000 4.375
01/15/28
(a)
86,775
182,000 3.500
02/15/29
(a)
171,535
322,000 4.000
10/15/30
(a)
297,447
Brookfield Residential Properties, Inc. / Brookfield
Residential  U.S. LLC ( Canada )
100,000 6.250
09/15/27
(a)
98,625
70,000 4.875
02/15/30
(a)
61,163
Garda World Security Corp. ( Canada )
267,000 4.625
02/15/27
(a)
263,996
199,000 8.375
11/15/32
(a)
199,995
Global Auto Holdings Ltd/AAG FH UK Ltd. ( United Kingdom )
200,000 11.500
08/15/29
(a)
185,750
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Cyclical – (continued)
Mattamy Group Corp. ( Canada )
$ 159,000 5.250%
12/15/27
(a)
$ 158,404
125,000 4.625
03/01/30
(a)
117,343
Nissan Motor Co. Ltd. ( Japan )
237,000 4.810
09/17/30
(a)
220,296
ZF North America Capital, Inc. ( Germany )
150,000 6.750
04/23/30
(a)
142,688
150,000 6.875
04/23/32
(a)
137,812
2,433,047
Consumer Products – 0.1%
Kronos Acquisition Holdings, Inc. ( Canada )
65,000 8.250
06/30/31
(a)
57,119
50,000 10.750
06/30/32
(a)
33,562
90,681
Energy – 0.2%
Baytex Energy Corp. ( Canada )
263,000 8.500
04/30/30
(a)
256,096
Financial Company – 0.2%
goeasy Ltd. ( Canada )
184,000 9.250
12/01/28
(a)
193,430
Internet & Data – 0.5%
Rakuten Group, Inc. ( Japan )
250,000 11.250
02/15/27
(a)
270,312
265,000 9.750
04/15/29
(a)
284,544
554,856
Metals and Mining – 0.1%
Mineral Resources Ltd. ( Australia )
70,000 8.125
05/01/27
(a)
70,437
70,000 9.250
10/01/28
(a)
71,488
141,925
Mining – 0.7%
First Quantum Minerals Ltd. ( Zambia )
275,000 9.375
03/01/29
(a)
289,781
200,000 8.625
06/01/31
(a)
203,500
FMG Resources August 2006 Pty Ltd. ( Australia )
320,000 4.375
04/01/31
(a)
293,391
786,672
Natural Gas – 0.2%
Parkland Corp. ( Canada )
217,000 4.625
05/01/30
(a)
204,251
Software – 0.4%
Open Text Corp. ( Canada )
284,000 3.875
02/15/28
(a)
273,350
95,000 3.875
12/01/29
(a)
88,231
Open Text Holdings, Inc. ( Canada )
35,000 4.125
02/15/30
(a)
32,769
35,000 4.125
12/01/31
(a)
31,631
425,981
Transportation – 0.4%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
( Switzerland )
165,000 7.875
05/01/27
(a)
161,868
83,000 9.500
06/01/28
(a)
81,969
184,000 6.375
02/01/30
(a)
165,221
409,058

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wireless – 0.5%
Connect Finco Sarl / Connect  U.S. Finco LLC ( United Kingdom )
$ 235,000 9.000%
09/15/29
(a)
$ 224,131
Rogers Communications, Inc. ( Canada )
( US 5 Year CMT T-Note +
2.653% )
150,000 7.000
04/15/55
151,125
( US 5 Year CMT T-Note +
2.620% )
150,000 7.125
04/15/55
150,375
525,631
Wirelines – 0.4%
Fibercop SpA ( Italy )
200,000 7.721
06/04/38
(a)
201,418
Telecom Italia Capital SA ( Italy )
232,000 7.200
07/18/36
241,588
443,006
TOTAL FOREIGN CORPORATE DEBT
(Cost $8,889,176)
8,798,245
Shares
Dividend
Rate Value
aa a
Investment Company – 0.5%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
591,062 4.216% 591,062
(Cost $591,062)
TOTAL INVESTMENTS – 97.9%
(Cost $107,582,555)
$ 107,566,243
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.1%
2,316,351
NET ASSETS – 100.0%
$ 109,882,594
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Pay-in-kind securities.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Inflation Indexed Bonds – 99.4%
a
U.S. Treasury Inflation Indexed Bonds
$ 4,516,132 0.125%
07/15/26
$ 4,477,405
6,268,234 0.125
10/15/26
6,195,350
2,756,339 0.375
01/15/27
2,719,103
1,389,161 2.375
01/15/27
1,414,362
6,217,116 0.125
04/15/27
6,084,989
687,661 0.375
07/15/27
677,828
9,040,319 1.625
10/15/27
9,145,913
10,441,930 0.500
01/15/28
10,225,641
4,916,156 1.250
04/15/28
4,899,016
9,508,011 0.750
07/15/28
9,370,448
5,742,495 2.375
10/15/28
5,950,412
2,202,114 3.875
04/15/29
2,402,812
6,631,167 0.250
07/15/29
6,337,290
6,935,828 0.125
01/15/30
6,510,532
7,273,065 0.125
07/15/30
6,791,532
9,481,088 0.125
07/15/31
8,659,494
7,932,566 0.125
01/15/32
7,131,960
9,704,607 0.625
07/15/32
8,979,517
6,447,397 1.375
07/15/33
6,204,238
4,616,122 1.750
01/15/34
4,538,406
8,782,188 1.875
07/15/34
8,715,758
1,805,112 2.125
02/15/40
1,764,551
8,316,244 0.750
02/15/42
6,380,350
814,836 0.750
02/15/45
589,044
4,862,053 0.875
02/15/47
3,484,170
3,297,890 1.000
02/15/48
2,397,765
474,038 1.000
02/15/49
339,561
5,830,112 0.250
02/15/50
3,327,014
5,932,455 0.125
02/15/52
3,117,052
208,404 2.125
02/15/54
187,701
TOTAL U.S. TREASURY INFLATION INDEXED BONDS
(Cost $153,797,236)
149,019,214
Shares
Dividend
Rate Value
aa a
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
209,666 4.216% 209,666
(Cost $209,666)
TOTAL INVESTMENTS – 99.5%
(Cost $154,006,902)
$ 149,228,880
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
813,748
NET ASSETS – 100.0%
$ 150,042,628
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Represents an affiliated issuer.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 86.3%
Aerospace & Defense – 1.5%
Boeing Co. (The)
$ 29,000 5.040%
05/01/27
$ 29,206
8,000 2.950
02/01/30
7,360
General Dynamics Corp.
12,000 1.150
06/01/26
11,630
Huntington Ingalls Industries, Inc.
15,000 3.483
12/01/27
14,587
RTX Corp.
29,000 5.750
01/15/29
30,206
Textron, Inc.
10,000 3.650
03/15/27
9,813
102,802
Banks – 27.1%
American Express Co.
15,000 5.850
11/05/27
15,516
(SOFRINDX + 1.020%)
30,000 5.085
01/30/31
(a)
30,462
Bank of America Corp.
(SOFR + 0.960%)
24,000 1.734
07/22/27
(a)
23,235
(SOFR + 1.580%)
24,000 4.376
04/27/28
(a)
23,898
(SOFR + 1.630%)
22,000 5.202
04/25/29
(a)
22,383
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
29,000 3.593
07/21/28
(a)
28,391
Bank of America Corp. , MTN
(SOFR + 2.040%)
37,000 4.948
07/22/28
(a)
37,265
(TSFR3M + 1.572%)
44,000 4.271
07/23/29
(a)
43,437
(TSFR3M + 1.472%)
30,000 3.974
02/07/30
(a)
29,320
(TSFR3M + 1.252%)
40,000 2.496
02/13/31
(a)
36,090
Bank of New York Mellon Corp. (The) , MTN
50,000 3.400
01/29/28
49,039
(TSFR3M + 1.331%)
25,000 3.442
02/07/28
(a)
24,628
Capital One Financial Corp.
(SOFR + 2.080%)
15,000 5.468
02/01/29
(a)
15,264
(SOFR + 2.640%)
44,000 6.312
06/08/29
(a)
45,830
(SOFR + 1.905%)
37,000 5.700
02/01/30
(a)
38,076
Charles Schwab Corp. (The)
(SOFR + 2.210%)
10,000 5.643
05/19/29
(a)
10,360
(SOFR + 1.878%)
22,000 6.196
11/17/29
(a)
23,285
Citigroup, Inc.
(SOFR + 0.770%)
74,000 1.462
06/09/27
(a)
71,558
(TSFR3M + 1.600%)
29,000 3.980
03/20/30
(a)
28,150
(SOFR + 1.338%)
50,000 4.542
09/19/30
(a)
49,370
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.146%)
$ 79,000 2.666%
01/29/31
(a)
$ 71,641
Citizens Financial Group, Inc.
37,000 2.850
07/27/26
36,058
Fifth Third Bancorp
15,000 2.550
05/05/27
14,462
(SOFRINDX + 2.127%)
10,000 4.772
07/28/30
(a)
9,990
Huntington Bancshares, Inc.
(SOFR + 2.020%)
29,000 6.208
08/21/29
(a)
30,196
JPMorgan Chase & Co.
20,000 3.200
06/15/26
19,755
22,000 2.950
10/01/26
21,602
(SOFR + 1.170%)
18,000 2.947
02/24/28
(a)
17,535
(SOFR + 1.560%)
35,000 4.323
04/26/28
(a)
34,896
(SOFR + 1.990%)
29,000 4.851
07/25/28
(a)
29,129
(SOFR + 1.015%)
22,000 2.069
06/01/29
(a)
20,472
(TSFR3M + 1.522%)
15,000 4.203
07/23/29
(a)
14,841
(SOFR + 1.450%)
59,000 5.299
07/24/29
(a)
60,108
(SOFR + 1.570%)
37,000 6.087
10/23/29
(a)
38,627
(SOFR + 1.160%)
30,000 5.581
04/22/30
(a)
30,978
(SOFR + 2.040%)
20,000 2.522
04/22/31
(a)
18,045
KeyCorp , GMTN
(SOFRINDX + 1.227%)
10,000 5.121
04/04/31
(a)
9,984
M&T Bank Corp.
(SOFR + 2.800%)
7,000 7.413
10/30/29
(a)
7,567
Morgan Stanley
15,000 3.591
07/22/28
(a)
14,673
(SOFR + 2.240%)
29,000 6.296
10/18/28
(a)
30,059
(SOFR + 1.260%)
20,000 5.656
04/18/30
(a)
20,693
(SOFR + 1.108%)
30,000 5.230
01/15/31
(a)
30,426
(SOFR + 1.510%)
15,000 5.192
04/17/31
(a)
15,213
Morgan Stanley , GMTN
(TSFR3M + 1.402%)
30,000 3.772
01/24/29
(a)
29,380
(TSFR3M + 1.890%)
20,000 4.431
01/23/30
(a)
19,858
(SOFR + 1.143%)
64,000 2.699
01/22/31
(a)
58,496
Morgan Stanley , MTN
(SOFR + 1.590%)
74,000 5.164
04/20/29
(a)
75,099

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
PNC Financial Services Group, Inc. (The)
(SOFR + 1.620%)
$ 15,000 5.354%
12/02/28
(a)
$ 15,257
(SOFR + 1.841%)
37,000 5.582
06/12/29
(a)
38,126
(SOFR + 1.198%)
30,000 5.492
05/14/30
(a)
30,866
(SOFR + 1.072%)
20,000 5.222
01/29/31
(a)
20,362
Santander Holdings USA, Inc.
(SOFR + 1.249%)
15,000 2.490
01/06/28
(a)
14,437
(SOFR + 2.356%)
15,000 6.499
03/09/29
(a)
15,553
State Street Corp.
(SOFR + 1.018%)
30,000 4.530
02/20/29
(a)
30,103
(SOFR + 1.484%)
22,000 5.684
11/21/29
(a)
22,860
Synchrony Financial
15,000 3.950
12/01/27
14,611
Truist Financial Corp. , MTN
(SOFR + 2.446%)
22,000 7.161
10/30/29
(a)
23,718
(SOFR + 1.620%)
22,000 5.435
01/24/30
(a)
22,542
U.S. Bancorp , MTN
(SOFR + 0.730%)
7,000 2.215
01/27/28
(a)
6,744
(SOFR + 1.660%)
6,000 4.548
07/22/28
(a)
5,998
U.S. Bancorp , Series X
15,000 3.150
04/27/27
14,696
US Bancorp
(SOFR + 2.020%)
22,000 5.775
06/12/29
(a)
22,310
Wells Fargo & Co.
17,000 3.000
10/23/26
16,664
(SOFR + 1.790%)
37,000 6.303
10/23/29
(a)
38,886
(SOFR + 1.500%)
37,000 5.198
01/23/30
(a)
37,649
Wells Fargo & Co. , MTN
(TSFR3M + 1.432%)
8,000 3.196
06/17/27
(a)
7,883
(SOFR + 1.510%)
12,000 3.526
03/24/28
(a)
11,785
(TSFR3M + 1.572%)
11,000 3.584
05/22/28
(a)
10,777
(SOFR + 2.100%)
11,000 2.393
06/02/28
(a)
10,533
(SOFR + 1.980%)
12,000 4.808
07/25/28
(a)
12,018
(SOFR + 1.740%)
37,000 5.574
07/25/29
(a)
37,910
(TSFR3M + 1.262%)
20,000 2.572
02/11/31
(a)
18,057
1,925,685
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – 0.2%
Dow Chemical Co. (The)
$ 3,000 7.375%
11/01/29
$ 3,300
Sherwin-Williams Co. (The)
10,000 3.450
06/01/27
9,815
13,115
Broadcasting – 0.4%
Discovery Communications LLC
15,000 3.950
03/20/28
14,329
Fox Corp.
15,000 4.709
01/25/29
15,052
29,381
Brokerage – 0.3%
Intercontinental Exchange, Inc.
20,000 4.350
06/15/29
19,973
Capital Goods – 3.9%
3M Co.
15,000 3.050
04/15/30
14,007
Berry Global, Inc.
15,000 1.650
01/15/27
14,299
Caterpillar Financial Services Corp.
42,000 4.850
02/27/29
42,733
Honeywell International, Inc.
21,000 4.700
02/01/30
21,201
Jabil, Inc.
29,000 4.250
05/15/27
28,784
John Deere Capital Corp. , MTN
15,000 4.750
01/20/28
15,203
15,000 1.500
03/06/28
13,948
29,000 4.850
06/11/29
29,550
Otis Worldwide Corp.
22,000 2.293
04/05/27
21,179
Republic Services, Inc.
7,000 2.900
07/01/26
6,900
Waste Management, Inc.
15,000 7.000
07/15/28
16,121
11,000 4.625
02/15/30
11,074
Westinghouse Air Brake Technologies Corp.
15,000 4.700
09/15/28
15,048
WRKCo, Inc.
15,000 4.900
03/15/29
15,097
Xylem, Inc.
15,000 1.950
01/30/28
14,108
279,252
Communications – 1.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
15,000 5.050
03/30/29
15,072
Comcast Corp.
29,000 5.350
11/15/27
29,688
29,000 3.550
05/01/28
28,371
TWDC Enterprises 18 Corp. , MTN
6,000 1.850
07/30/26
5,835
Walt Disney Co. (The)
29,000 3.700
03/23/27
28,847
107,813

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – 8.9%
Amazon.com, Inc.
$ 11,000 4.550%
12/01/27
$ 11,123
44,000 3.450
04/13/29
43,035
American Honda Finance Corp.
15,000 5.650
11/15/28
15,496
American Honda Finance Corp. , GMTN
15,000 3.500
02/15/28
14,610
AutoZone, Inc.
15,000 4.000
04/15/30
14,565
Booking Holdings, Inc.
32,000 3.600
06/01/26
31,762
Costco Wholesale Corp.
16,000 1.600
04/20/30
14,140
DR Horton, Inc.
7,000 1.300
10/15/26
6,697
Ford Motor Co.
37,000 6.625
10/01/28
37,717
31,000 9.625
04/22/30
35,179
General Motors Co.
25,000 6.800
10/01/27
25,921
General Motors Financial Co., Inc.
15,000 2.700
08/20/27
14,295
22,000 3.850
01/05/28
21,403
31,000 5.550
07/15/29
31,377
Global Payments, Inc.
7,000 4.450
06/01/28
6,932
Home Depot, Inc. (The)
15,000 2.800
09/14/27
14,548
25,000 4.900
04/15/29
25,540
Lennar Corp.
15,000 4.750
11/29/27
15,048
Lowe's Cos., Inc.
15,000 1.700
09/15/28
13,770
Marriott International, Inc.
22,000 4.875
05/15/29
22,195
Mastercard, Inc.
19,000 3.350
03/26/30
18,170
McDonald's Corp. , MTN
29,000 3.500
03/01/27
28,597
NIKE, Inc.
11,000 2.850
03/27/30
10,290
Starbucks Corp.
12,000 2.000
03/12/27
11,482
15,000 3.500
03/01/28
14,624
Toyota Motor Credit Corp.
37,000 5.400
11/20/26
37,586
Toyota Motor Credit Corp. , MTN
29,000 3.050
03/22/27
28,266
Visa, Inc.
37,000 2.750
09/15/27
35,918
Walmart, Inc.
25,000 7.550
02/15/30
28,580
628,866
Consumer Noncyclical – 6.2%
Abbott Laboratories
15,000 1.150
01/30/28
13,962
AbbVie, Inc.
22,000 4.800
03/15/27
22,217
22,000 4.800
03/15/29
22,349
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
AbbVie, Inc. – (continued)
$ 29,000 3.200%
11/21/29
$ 27,539
Altria Group, Inc.
29,000 4.800
02/14/29
29,133
Amgen, Inc.
45,000 3.000
02/22/29
42,745
Bristol-Myers Squibb Co.
37,000 4.900
02/22/29
37,690
Centene Corp.
15,000 4.250
12/15/27
14,700
Elevance Health, Inc.
20,000 4.750
02/15/30
20,088
Eli Lilly & Co.
18,000 3.100
05/15/27
17,673
Gilead Sciences, Inc.
20,000 4.800
11/15/29
20,278
Johnson & Johnson
22,000 2.900
01/15/28
21,416
Merck Sharp & Dohme Corp.
15,000 6.400
03/01/28
15,826
Pfizer, Inc.
47,000 3.450
03/15/29
45,644
Philip Morris International, Inc.
22,000 4.875
02/15/28
22,321
20,000 5.125
02/15/30
20,461
Stryker Corp.
20,000 4.850
02/10/30
20,213
Thermo Fisher Scientific, Inc.
10,000 5.000
01/31/29
10,232
Utah Acquisition Sub, Inc.
6,000 3.950
06/15/26
5,920
Viatris, Inc.
12,000 2.300
06/22/27
11,385
441,792
Consumer Products – 0.5%
Kenvue, Inc.
20,000 5.050
03/22/28
20,492
Procter & Gamble Co. (The)
6,000 1.900
02/01/27
5,792
11,000 3.000
03/25/30
10,437
36,721
Distributors – 0.2%
PACCAR Financial Corp. , MTN
15,000 4.600
01/31/29
15,122
Electric – 6.8%
Black Hills Corp.
15,000 5.950
03/15/28
15,590
CenterPoint Energy Houston Electric LLC
14,000 4.800
03/15/30
14,137
Consumers Energy Co.
14,000 4.700
01/15/30
14,121
DTE Electric Co.
16,000 2.250
03/01/30
14,469
DTE Energy Co.
15,000 4.875
06/01/28
15,094
Duke Energy Corp.
12,000 2.650
09/01/26
11,745
29,000 4.300
03/15/28
28,901

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Entergy Corp.
$ 15,000 1.900%
06/15/28
$ 13,920
Exelon Corp.
22,000 5.150
03/15/28
22,398
FirstEnergy Corp. , Series B
15,000 3.900
07/15/27
14,775
National Rural Utilities Cooperative Finance Corp. , GMTN
22,000 4.850
02/07/29
22,281
NextEra Energy Capital Holdings, Inc.
29,000 4.900
02/28/28
29,316
15,000 2.750
11/01/29
13,880
NiSource, Inc.
18,000 5.200
07/01/29
18,355
NSTAR Electric Co.
37,000 2.700
06/01/26
36,218
Pacific Gas and Electric Co.
21,000 3.300
03/15/27
20,428
15,000 5.450
06/15/27
15,160
Public Service Electric and Gas Co. , MTN
22,000 3.650
09/01/28
21,529
San Diego Gas & Electric Co.
29,000 6.000
06/01/26
29,359
Sempra
(US 5 Year CMT T-Note +
2.868%)
7,000 4.125
04/01/52
(a)
6,603
Southern California Edison Co.
11,000 5.850
11/01/27
11,230
23,000 5.150
06/01/29
23,116
Southern Co. (The)
12,000 3.250
07/01/26
11,860
14,000 5.500
03/15/29
14,522
Southwestern Electric Power Co. , Series M
22,000 4.100
09/15/28
21,566
Virginia Electric and Power Co. , Series A
27,000 2.875
07/15/29
25,449
486,022
Electrical – 0.2%
Hubbell, Inc.
16,000 3.500
02/15/28
15,585
Energy – 5.0%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
11,000 3.337
12/15/27
10,757
Boardwalk Pipelines LP
29,000 4.450
07/15/27
28,921
BP Capital Markets America, Inc.
44,000 4.699
04/10/29
44,472
Chevron Corp.
26,000 1.995
05/11/27
25,030
Energy Transfer LP
29,000 5.550
02/15/28
29,745
Enterprise Products Operating LLC
29,000 3.125
07/31/29
27,556
EQT Corp.
13,000 7.000
02/01/30
13,945
Exxon Mobil Corp.
10,000 2.275
08/16/26
9,783
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Hercules Capital, Inc.
$ 15,000 3.375%
01/20/27
$ 14,433
Kinder Morgan, Inc.
15,000 5.000
02/01/29
15,196
Occidental Petroleum Corp.
15,000 6.375
09/01/28
15,486
ONEOK, Inc.
10,000 3.100
03/15/30
9,229
Sabine Pass Liquefaction LLC
23,000 5.000
03/15/27
23,158
Shell Finance  U.S., Inc.
21,000 2.375
11/07/29
19,397
Targa Resources Corp.
15,000 6.150
03/01/29
15,684
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
29,000 6.500
07/15/27
29,138
Williams Cos., Inc. (The)
25,000 4.800
11/15/29
25,127
357,057
Financial Company – 2.8%
Air Lease Corp.
27,000 3.625
04/01/27
26,634
15,000 3.625
12/01/27
14,682
Air Lease Corp. , GMTN
29,000 3.750
06/01/26
28,777
Ally Financial, Inc.
11,000 7.100
11/15/27
11,551
Ares Capital Corp.
13,000 2.875
06/15/27
12,495
10,000 5.950
07/15/29
10,170
Bain Capital Specialty Finance, Inc.
15,000 2.550
10/13/26
14,373
Blackstone Private Credit Fund
15,000 4.000
01/15/29
14,211
Blue Owl Credit Income Corp.
8,000 7.750
01/15/29
8,456
FS KKR Capital Corp.
12,000 3.250
07/15/27
11,407
GATX Corp.
37,000 3.850
03/30/27
36,438
Golub Capital BDC, Inc.
7,000 6.000
07/15/29
7,080
196,274
Food and Beverage – 2.0%
Coca-Cola Co. (The)
37,000 1.500
03/05/28
34,555
Constellation Brands, Inc.
15,000 3.150
08/01/29
14,126
General Mills, Inc.
14,000 4.875
01/30/30
14,151
Keurig Dr Pepper, Inc.
22,000 3.950
04/15/29
21,518
PepsiCo, Inc.
29,000 2.625
07/29/29
27,192
Sysco Corp.
14,000 5.950
04/01/30
14,757

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
The Campbell's Company
$ 15,000 4.150%
03/15/28
$ 14,869
141,168
Hardware – 0.3%
Micron Technology, Inc.
20,000 4.663
02/15/30
19,774
Healthcare – 2.1%
Cigna Group (The)
20,000 2.400
03/15/30
18,056
CVS Health Corp.
10,000 3.000
08/15/26
9,808
37,000 4.300
03/25/28
36,623
HCA, Inc.
12,000 4.500
02/15/27
11,974
29,000 5.875
02/01/29
29,957
UnitedHealth Group, Inc.
12,000 3.375
04/15/27
11,756
29,000 5.250
02/15/28
29,540
147,714
Insurance – 1.1%
Berkshire Hathaway Finance Corp.
29,000 2.300
03/15/27
28,161
Lincoln National Corp.
22,000 3.800
03/01/28
21,536
Prudential Financial, Inc.
(3M USD LIBOR + 2.665%)
15,000 5.700
09/15/48
(a)
15,139
Radian Group, Inc.
15,000 4.875
03/15/27
15,022
79,858
Lodging – 0.1%
Las Vegas Sands Corp.
7,000 3.500
08/18/26
6,848
Media Non Cable – 0.6%
Netflix, Inc.
12,000 4.375
11/15/26
12,067
7,000 6.375
05/15/29
7,489
Warnermedia Holdings, Inc.
22,000 4.054
03/15/29
20,548
40,104
Mining – 0.3%
Freeport-McMoRan, Inc.
7,000 4.125
03/01/28
6,881
11,000 4.250
03/01/30
10,643
17,524
Publishing – 0.2%
S&P Global, Inc.
15,000 2.700
03/01/29
14,134
REITs and Real Estate – 2.5%
AvalonBay Communities, Inc. , MTN
15,000 3.200
01/15/28
14,583
Boston Properties LP
15,000 4.500
12/01/28
14,807
7,000 3.400
06/21/29
6,574
Brixmor Operating Partnership LP
15,000 3.900
03/15/27
14,795
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Digital Realty Trust LP
$ 22,000 3.600%
07/01/29
$ 21,187
EPR Properties
6,000 4.500
06/01/27
5,933
Equinix, Inc.
17,000 1.800
07/15/27
16,110
Prologis LP
16,000 2.250
04/15/30
14,391
Realty Income Corp.
29,000 3.250
06/15/29
27,609
Simon Property Group LP
7,000 2.450
09/13/29
6,448
Ventas Realty LP
15,000 4.400
01/15/29
14,871
Welltower OP LLC
22,000 4.125
03/15/29
21,731
179,039
Revenue – 0.1%
SSM Health Care Corp.
7,000 4.894
06/01/28
7,075
Software – 0.5%
Oracle Corp.
37,000 3.250
11/15/27
36,016
Technology – 6.4%
Adobe, Inc.
20,000 2.300
02/01/30
18,326
Apple, Inc.
24,000 3.350
02/09/27
23,730
37,000 4.000
05/10/28
37,038
30,000 2.200
09/11/29
27,710
Broadcom Corp. / Broadcom Cayman Finance Ltd.
13,000 3.875
01/15/27
12,903
Broadcom, Inc.
22,000 4.750
04/15/29
22,136
18,000 5.050
07/12/29
18,333
15,000 4.350
02/15/30
14,790
Cisco Systems, Inc.
26,000 4.800
02/26/27
26,285
Dell International LLC / EMC Corp.
26,000 5.250
02/01/28
26,604
18,000 5.300
10/01/29
18,365
Fiserv, Inc.
18,000 3.200
07/01/26
17,742
15,000 3.500
07/01/29
14,320
Hewlett Packard Enterprise Co.
18,000 4.550
10/15/29
17,860
HP, Inc.
14,000 5.400
04/25/30
14,208
Intel Corp.
29,000 4.875
02/10/28
29,231
15,000 5.125
02/10/30
15,180
International Business Machines Corp.
34,000 6.220
08/01/27
35,325
Intuit, Inc.
12,000 1.350
07/15/27
11,305
Keysight Technologies, Inc.
6,000 4.600
04/06/27
6,008

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Meta Platforms, Inc.
$ 14,000 4.300%
08/15/29
$ 14,053
Microsoft Corp.
23,000 3.300
02/06/27
22,736
TD SYNNEX Corp.
7,000 2.375
08/09/28
6,475
450,663
Transportation – 1.3%
CSX Corp.
13,000 3.250
06/01/27
12,729
Ryder System, Inc. , MTN
4,000 1.750
09/01/26
3,861
6,000 2.900
12/01/26
5,834
15,000 5.650
03/01/28
15,408
Southwest Airlines Co.
20,000 2.625
02/10/30
18,017
Union Pacific Railroad Co. Pass-Through Trust , Series 14-1
25,486 3.227
05/14/26
25,119
United Parcel Service, Inc.
14,000 4.450
04/01/30
14,054
95,022
Water – 0.2%
American Water Capital Corp.
15,000 3.750
09/01/28
14,711
Wireless – 3.1%
American Tower Corp.
10,000 3.375
10/15/26
9,840
29,000 5.500
03/15/28
29,638
AT&T, Inc.
21,000 1.700
03/25/26
20,520
7,000 1.650
02/01/28
6,524
15,000 4.350
03/01/29
14,934
Crown Castle, Inc.
26,000 5.000
01/11/28
26,203
T-Mobile USA, Inc.
12,000 3.750
04/15/27
11,855
52,000 2.050
02/15/28
48,935
Verizon Communications, Inc.
18,000 2.100
03/22/28
16,954
37,000 4.329
09/21/28
37,003
222,406
TOTAL CORPORATE OBLIGATIONS
(Cost $6,064,365)
6,127,516
a
Foreign Corporate Debt – 11.4%
Banks – 7.1%
Bank of Montreal ( Canada )
22,000 5.203
02/01/28
22,427
18,000 5.717
09/25/28
18,630
Bank of Nova Scotia (The) ( Canada )
13,000 2.700
08/03/26
12,752
37,000 2.951
03/11/27
36,104
Canadian Imperial Bank of Commerce ( Canada )
29,000 5.001
04/28/28
29,493
Mitsubishi UFJ Financial Group, Inc. ( Japan )
15,000 3.287
07/25/27
14,651
44,000 3.741
03/07/29
42,872
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada ( Canada )
$ 23,000 3.625%
05/04/27
$ 22,687
Royal Bank of Canada , GMTN ( Canada )
29,000 1.150
07/14/26
28,011
15,000 4.240
08/03/27
14,974
(SOFRINDX + 1.080%)
30,000 4.650
10/18/30
(a)
29,859
Sumitomo Mitsui Financial Group, Inc. ( Japan )
15,000 3.446
01/11/27
14,765
22,000 3.352
10/18/27
21,475
37,000 3.544
01/17/28
36,212
15,000 3.944
07/19/28
14,768
Toronto-Dominion Bank (The) ( Canada )
30,000 4.783
12/17/29
30,119
Toronto-Dominion Bank (The) , MTN ( Canada )
74,000 1.200
06/03/26
71,621
Westpac Banking Corp. ( Australia )
22,000 5.050
04/16/29
22,552
Westpac Banking Corp. , GMTN ( Australia )
(USISOA05 + 2.236%)
22,000 4.322
11/23/31
(a)
21,781
505,753
Consumer Cyclical – 0.3%
Toyota Motor Corp. ( Japan )
21,000 1.339
03/25/26
20,468
Consumer Noncyclical – 0.9%
Astrazeneca Finance LLC ( United Kingdom )
40,000 4.850
02/26/29
40,687
BAT International Finance PLC ( United Kingdom )
26,000 5.931
02/02/29
27,125
67,812
Energy – 0.5%
Enbridge, Inc. ( Canada )
15,000 3.125
11/15/29
14,054
(TSFR3M + 3.903%)
12,000 6.250
03/01/78
(a)
11,865
Transcanada Trust ( Canada )
(3M USD LIBOR + 3.208%)
7,000 5.300
03/15/77
(a)
6,802
32,721
Financial Company – 0.8%
Brookfield Finance, Inc. ( Canada )
37,000 3.900
01/25/28
36,312
ORIX Corp. ( Japan )
22,000 5.000
09/13/27
22,174
58,486

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE 1-5 YEAR BOND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Forest Products & Paper – 0.2%
Suzano Austria GmbH ( Brazil )
$ 13,000 2.500%
09/15/28
$ 11,964
Insurance – 0.6%
Manulife Financial Corp. ( Canada )
44,000 2.484
05/19/27
42,486
Metals – 0.2%
ArcelorMittal SA ( Luxembourg )
15,000 4.250
07/16/29
14,708
Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. ( Australia )
15,000 5.000
02/21/30
15,229
Rio Tinto Finance USA PLC ( Australia )
14,000 4.875
03/14/30
14,149
29,378
Technology – 0.4%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
29,000 3.875
06/18/26
28,759
TOTAL FOREIGN CORPORATE DEBT
(Cost $804,946)
812,535
Shares
Dividend
Rate Value
aa a
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
67 4.216% 67
(Cost $67)
TOTAL INVESTMENTS – 97.7%
(Cost $6,869,378)
$ 6,940,118
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.3%
160,864
NET ASSETS – 100.0%
$ 7,100,982
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2025.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 80.3%
Aerospace & Defense – 2.4%
Boeing Co. (The)
$ 2,600,000 2.950%
02/01/30
$ 2,392,141
General Dynamics Corp.
440,000 3.500
04/01/27
435,304
230,000 3.750
05/15/28
228,153
250,000 4.250
04/01/40
219,102
384,000 4.250
04/01/50
313,539
L3Harris Technologies, Inc.
560,000 4.400
06/15/28
559,177
Leidos, Inc.
300,000 4.375
05/15/30
291,653
505,000 2.300
02/15/31
436,152
300,000 5.750
03/15/33
309,111
Lockheed Martin Corp.
91,000 5.100
11/15/27
93,082
450,000 5.250
01/15/33
461,730
1,210,000 4.750
02/15/34
1,187,318
193,000 4.070
12/15/42
159,991
260,000 3.800
03/01/45
201,050
100,000 4.700
05/15/46
87,287
600,0 00 2.800
06/15/50
365,981
168,000 4.090
09/15/52
129,848
220,000 4.150
06/15/53
170,288
200,000 5.700
11/15/54
198,400
148,000 5.900
11/15/63
150,107
Northrop Grumman Corp.
1,420,000 4.030
10/15/47
1,103,946
300,000 5.250
05/01/50
276,513
400,000 5.200
06/01/54
363,475
RTX Corp.
194,000 5.750
11/08/26
197,476
1,000,000 3.125
05/04/27
975,925
1,424,000 6.000
03/15/31
1,511,929
1,000,000 6.100
03/15/34
1,065,730
520,000 4.500
06/01/42
450,271
856,000 4.150
05/15/45
686,724
400,000 3.750
11/01/46
299,231
540,000 4.625
11/16/48
454,560
490,000 2.820
09/01/51
292,524
16,067,718
Agriculture – 0.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
148,000 2.500
01/15/27
143,033
100,000 3.000
05/15/32
86,269
146,000 5.750
04/01/33
148,179
632,000 6.750
03/15/34
679,838
507,000 4.375
02/02/52
382,230
317,000 6.500
12/01/52
321,526
1,761,075
Banks – 14.8%
American Express Co.
190,000 1.650
11/04/26
182,931
300,000 3.300
05/03/27
294,522
200,000 5.850
11/05/27
206,873
600,000 4.050
05/03/29
596,009
200,000 4.050
12/03/42
165,364
SOFR + 0.970%
200,000 5.389
07/28/27
(a)
201,826
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.930%)
$ 981,000 5.043%
07/26/28
(a)
$ 992,744
(SOFRINDX + 1.280%)
550,000 5.282
07/27/29
(a)
563,101
(SOFR + 1.940%)
250,000 6.489
10/30/31
(a)
270,099
(SOFR + 2.255%)
192,000 4.989
05/26/33
(a)
189,838
Bank of America Corp.
SOFR + 0.960%
1,327,000 1.734
07/22/27
(a)
1,284,719
(SOFR + 1.340%)
590,000 5.933
09/15/27
(a)
599,587
(TSFR3M + 1.774%)
355,000 3.705
04/24/28
(a)
348,994
(SOFR + 1.990%)
484,000 6.204
11/10/28
(a)
503,297
(TSFR3M + 1.302%)
1,088,000 3.419
12/20/28
(a)
1,056,594
(SOFR + 1.570%)
290,000 5.819
09/15/29
(a)
300,858
(SOFR + 2.150%)
519,000 2.592
04/29/31
(a)
469,277
(SOFR + 1.320%)
586,000 2.687
04/22/32
(a)
517,665
(SOFR + 1.220%)
452,000 2.299
07/21/32
(a)
388,504
(SOFR + 1.210%)
362,000 2.572
10/20/32
(a)
314,190
(SOFR + 1.910%)
1,330,000 5.288
04/25/34
(a)
1,333,249
(SOFR + 1.840%)
1,554,000 5.872
09/15/34
(a)
1,619,158
156,000 6.110
01/29/37
161,747
370,000 7.750
05/14/38
433,152
TSFR3M + 2.076%
418,000 4.244
04/24/38
(a)
371,113
(SOFR + 1.580%)
551,000 3.311
04/22/42
(a)
412,611
(TSFR3M + 1.452%)
190,000 3.946
01/23/49
(a)
144,831
Bank of America Corp. , GMTN
(TSFR3M + 1.632%)
838,000 3.593
07/21/28
(a)
820,403
Bank of America Corp. , MTN
423,000 4.250
10/22/26
420,125
192,000 3.248
10/21/27
187,329
96,000 5.875
02/07/42
97,946
144,000 5.000
01/21/44
132,538
(TSFR3M + 1.837%)
628,000 3.824
01/20/28
(a)
620,144
(SOFR + 1.050%)
292,000 2.551
02/04/28
(a)
282,458
(SOFR + 2.040%)
866,000 4.948
07/22/28
(a)
872,192
(TSFR3M + 1.332%)
150,000 3.970
03/05/29
(a)
147,395
(SOFR + 1.060%)
342,000 2.087
06/14/29
(a)
317,736

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(TSFR3M + 1.572%)
$ 1,309,000 4.271%
07/23/29
(a)
$ 1,292,240
(TSFR3M + 1.472%)
644,000 3.974
02/07/30
(a)
629,400
(TSFR3M + 1.442%)
420,000 3.194
07/23/30
(a)
396,339
(TSFR3M + 1.452%)
281,000 2.884
10/22/30
(a)
260,229
(TSFR3M + 1.252%)
525,000 2.496
02/13/31
(a)
473,688
SOFR + 1.530%
930,000 1.898
07/23/31
(a)
806,870
(SOFR + 1.370%)
604,000 1.922
10/24/31
(a)
518,905
(SOFR + 1.330%)
622,000 2.972
02/04/33
(a)
547,990
(TSFR3M + 1.582%)
118,000 4.078
04/23/40
(a)
100,091
SOFR + 1.930%
576,000 2.676
06/19/41
(a)
403,209
(TSFR3M + 2.252%)
354,000 4.443
01/20/48
(a)
294,530
Bank of America Corp. , Series L
421,000 4.183
11/25/27
417,142
Bank of America Corp. , Series N
(SOFR + 1.220%)
452,000 2.651
03/11/32
(a)
400,088
Bank of America NA
500,000 6.000
10/15/36
519,285
Bank of New York Mellon Corp. (The) , MTN
1,000,000 2.050
01/26/27
962,621
164,000 3.250
05/16/27
161,121
636,000 3.400
01/29/28
623,775
372,000 3.850
04/28/28
369,008
144,000 3.300
08/23/29
137,182
(TSFR3M + 1.331%)
983,000 3.442
02/07/28
(a)
968,374
(SOFR + 1.845%)
726,000 6.474
10/25/34
(a)
791,153
Capital One Financial Corp.
100,000 4.100
02/09/27
99,280
402,000 3.750
03/09/27
396,725
220,000 3.650
05/11/27
216,655
434,000 3.800
01/31/28
425,429
566,000 6.700
11/29/32
609,195
(SOFR + 0.855%)
112,000 1.878
11/02/27
(a)
107,924
(SOFR + 2.057%)
226,000 4.927
05/10/28
(a)
227,023
(SOFR + 2.080%)
200,000 5.468
02/01/29
(a)
203,519
(SOFR + 2.640%)
204,000 6.312
06/08/29
(a)
212,484
(SOFR + 2.370%)
514,000 5.268
05/10/33
(a)
508,799
(SOFR + 2.600%)
992,000 5.817
02/01/34
(a)
1,005,280
(SOFR + 2.860%)
500,000 6.377
06/08/34
(a)
523,141
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Capital One NA
$ 650,000 4.650%
09/13/28
$ 650,451
Charles Schwab Corp. (The)
742,000 5.875
08/24/26
754,371
750,000 2.000
03/20/28
706,744
(SOFR + 2.210%)
240,000 5.643
05/19/29
(a)
248,645
(SOFR + 2.500%)
290,000 5.853
05/19/34
(a)
303,510
Citibank NA
250,000 5.803
09/29/28
259,852
1,494,000 5.570
04/30/34
1,533,647
Citigroup, Inc.
(SOFR + 0.770%)
66,000 1.462
06/09/27
(a)
63,823
510,000 4.125
07/25/28
501,821
110,000 8.125
07/15/39
135,460
1,042,000 5.300
05/06/44
954,721
345,000 4.650
07/30/45
293,684
100,000 4.750
05/18/46
83,088
(TSFR3M + 1.454%)
1,150,000 4.075
04/23/29
(a)
1,131,943
(SOFR + 1.364%)
452,000 5.174
02/13/30
(a)
457,735
(TSFR3M + 1.600%)
740,000 3.980
03/20/30
(a)
718,306
(SOFR + 1.422%)
100,000 2.976
11/05/30
(a)
92,531
(SOFR + 2.107%)
200,000 2.572
06/03/31
(a)
179,103
(SOFR + 1.177%)
66,000 2.520
11/03/32
(a)
56,803
(SOFR + 1.939%)
966,000 3.785
03/17/33
(a)
888,111
(SOFR + 2.086%)
700,000 4.910
05/24/33
(a)
688,727
(SOFR + 2.338%)
500,000 6.270
11/17/33
(a)
532,087
(SOFR + 2.056%)
500,000 5.827
02/13/35
(a)
498,549
(SOFR + 1.447%)
544,000 5.449
06/11/35
(a)
545,285
(TSFR3M + 1.430%)
66,000 3.878
01/24/39
(a)
55,540
(SOFR + 4.548%)
483,000 5.316
03/26/41
(a)
462,115
(SOFR + 1.379%)
263,000 2.904
11/03/42
(a)
181,494
Citizens Bank NA
(SOFR + 2.000%)
1,155,000 4.575
08/09/28
(a)
1,154,470
Citizens Financial Group, Inc.
92,000 3.250
04/30/30
85,010
Fifth Third Bancorp
269,000 2.550
05/05/27
259,354
190,000 8.250
03/01/38
222,464
(SOFRINDX + 2.192%)
300,000 6.361
10/27/28
(a)
310,825

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFRINDX + 2.127%)
$ 988,000 4.772%
07/28/30
(a)
$ 986,977
Huntington Bancshares, Inc.
(SOFR + 2.020%)
490,000 6.208
08/21/29
(a)
510,218
100,000 2.550
02/04/30
90,592
JPMorgan Chase & Co.
(TSFR3M + 1.510%)
1,500,000 2.739
10/15/30
(a)
1,384,045
(SOFR + 1.620%)
600,000 5.336
01/23/35
(a)
604,485
(SOFR + 1.680%)
1,000,000 5.572
04/22/36
(a)
1,018,171
KeyBank NA
390,000 4.900
08/08/32
368,434
KeyCorp
(SOFRINDX + 2.420%)
493,000 6.401
03/06/35
(a)
518,341
KeyCorp , MTN
100,000 4.100
04/30/28
98,638
401,000 2.550
10/01/29
366,299
M&T Bank Corp.
(SOFR + 2.800%)
650,000 7.413
10/30/29
(a)
702,658
Manufacturers & Traders Trust Co.
1,610,000 4.700
01/27/28
1,615,988
Morgan Stanley
250,000 3.950
04/23/27
247,698
600,000 3.591
07/22/28
(a)
586,902
645,000 3.971
07/22/38
(a)
553,140
314,000 6.375
07/24/42
335,862
360,000 4.300
01/27/45
300,211
(SOFR + 1.610%)
400,000 4.210
04/20/28
(a)
397,264
(SOFR + 1.290%)
1,140,000 2.943
01/21/33
(a)
1,003,500
(SOFR + 1.730%)
992,000 5.466
01/18/35
(a)
1,002,224
(TSFR3M + 1.693%)
618,000 4.457
04/22/39
(a)
561,548
(SOFR + 1.485%)
123,000 3.217
04/22/42
(a)
90,648
Morgan Stanley , GMTN
140,000 4.350
09/08/26
139,218
(TSFR3M + 1.402%)
410,000 3.772
01/24/29
(a)
401,529
(SOFR + 1.143%)
586,000 2.699
01/22/31
(a)
535,604
(SOFR + 4.840%)
50,000 5.597
03/24/51
(a)
48,367
Morgan Stanley , MTN
(SOFR + 1.590%)
568,000 5.164
04/20/29
(a)
576,437
(SOFR + 1.034%)
820,000 1.794
02/13/32
(a)
691,652
(SOFR + 1.870%)
200,000 5.250
04/21/34
(a)
199,800
(SOFR + 1.880%)
1,540,000 5.424
07/21/34
(a)
1,555,885
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.880%)
– (continued)
$ 455,000 4.375%
01/22/47
$ 376,495
(SOFR + 1.430%)
1,572,000 2.802
01/25/52
(a)
945,901
Morgan Stanley Bank NA
250,000 5.882
10/30/26
255,198
Northern Trust Corp.
940,000 1.950
05/01/30
834,057
PNC Bank NA
1,286,000 4.050
07/26/28
1,267,142
500,000 2.700
10/22/29
460,401
PNC Financial Services Group, Inc. (The)
666,000 2.600
07/23/26
652,694
759,000 3.450
04/23/29
731,843
(SOFR + 1.841%)
1,164,000 5.582
06/12/29
(a)
1,199,432
(SOFR + 1.198%)
850,000 5.492
05/14/30
(a)
874,523
(SOFRINDX + 2.140%)
250,000 6.037
10/28/33
(a)
262,631
(SOFR + 2.284%)
500,000 6.875
10/20/34
(a)
548,898
Santander Holdings USA, Inc.
912,000 3.244
10/05/26
894,390
(SOFR + 1.249%)
444,000 2.490
01/06/28
(a)
427,343
(SOFR + 2.356%)
223,000 6.499
03/09/29
(a)
231,220
State Street Corp.
(SOFR + 1.018%)
300,000 4.530
02/20/29
(a)
301,034
600,000 2.400
01/24/30
552,311
110,000 2.200
03/03/31
95,906
Synchrony Financial
724,000 3.950
12/01/27
705,251
(SOFRINDX + 2.130%)
220,000 5.935
08/02/30
(a)
223,100
Truist Bank
350,000 3.800
10/30/26
345,439
Truist Financial Corp. , MTN
(SOFR + 2.050%)
562,000 6.047
06/08/27
(a)
568,563
(SOFR + 1.368%)
200,000 4.123
06/06/28
(a)
198,544
(SOFR + 1.435%)
998,000 4.873
01/26/29
(a)
1,003,904
(SOFR + 0.862%)
244,000 1.887
06/07/29
(a)
225,906
(SOFR + 1.620%)
896,000 5.435
01/24/30
(a)
918,105
(SOFR + 2.240%)
1,158,000 4.916
07/28/33
(a)
1,112,712
(SOFR + 1.922%)
186,000 5.711
01/24/35
(a)
189,004
U.S. Bancorp
(SOFR + 1.880%)
490,000 6.787
10/26/27
(a)
504,489

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.090%)
$ 1,342,000 5.850%
10/21/33
(a)
$ 1,392,727
U.S. Bancorp , MTN
(SOFR + 0.730%)
170,000 2.215
01/27/28
(a)
163,795
755,000 3.900
04/26/28
748,044
1,197,000 3.000
07/30/29
1,122,274
300,000 1.375
07/22/30
255,998
(SOFR + 1.660%)
390,000 4.548
07/22/28
(a)
389,838
(SOFR + 1.020%)
770,000 2.677
01/27/33
(a)
664,736
U.S. Bancorp , Series V
100,000 2.375
07/22/26
98,019
U.S. Bancorp , Series X
301,000 3.150
04/27/27
294,901
Wachovia Corp.
250,000 5.500
08/01/35
248,571
Wells Fargo & Co.
64,000 3.000
10/23/26
62,736
150,000 5.606
01/15/44
140,900
525,000 3.900
05/01/45
404,916
(SOFR + 2.060%)
1,337,000 6.491
10/23/34
(a)
1,433,863
(SOFR + 2.530%)
1,111,000 3.068
04/30/41
(a)
815,831
Wells Fargo & Co. , GMTN
234,000 4.300
07/22/27
232,859
Wells Fargo & Co. , MTN
206,000 4.100
06/03/26
205,000
(TSFR3M + 1.432%)
320,000 3.196
06/17/27
(a)
315,325
876,000 2.879
10/30/30
(a)
807,741
(SOFR + 1.510%)
50,000 3.526
03/24/28
(a)
49,105
(SOFR + 1.070%)
360,000 5.707
04/22/28
(a)
366,655
(TSFR3M + 1.572%)
168,000 3.584
05/22/28
(a)
164,593
(SOFR + 2.100%)
947,000 2.393
06/02/28
(a)
906,809
816,000 4.897
07/25/33
(a)
802,635
(SOFR + 1.980%)
500,000 4.808
07/25/28
(a)
500,745
(SOFR + 1.740%)
785,000 5.574
07/25/29
(a)
804,312
(TSFR3M + 1.262%)
472,000 2.572
02/11/31
(a)
426,129
TSFR3M + 4.032%
200,000 4.478
04/04/31
(a)
196,731
(SOFR + 1.500%)
390,000 3.350
03/02/33
(a)
350,994
(SOFR + 1.990%)
1,207,000 5.557
07/25/34
(a)
1,225,525
(TSFR3M + 4.502%)
760,000 5.013
04/04/51
(a)
668,281
(SOFR + 2.130%)
642,000 4.611
04/25/53
(a)
531,165
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo Bank NA
$ 430,000 5.450%
08/07/26
$ 434,553
690,000 6.600
01/15/38
747,440
100,812,599
Basic Industry – 1.1%
Air Products and Chemicals, Inc.
142,000 2.700
05/15/40
101,560
Dow Chemical Co. (The)
244,000 7.375
11/01/29
268,411
200,000 4.375
11/15/42
157,243
390,000 5.550
11/30/48
346,570
200,000 3.600
11/15/50
130,835
DuPont de Nemours, Inc.
370,000 5.319
11/15/38
376,438
150,000 5.419
11/15/48
147,895
LYB International Finance BV
962,000 5.250
07/15/43
839,966
447,000 4.875
03/15/44
370,704
LYB International Finance III LLC
700,000 5.500
03/01/34
682,042
240,000 4.200
10/15/49
172,748
263,000 4.200
05/01/50
189,144
90,000 3.625
04/01/51
58,649
Sherwin-Williams Co. (The)
2,290,000 3.450
06/01/27
2,247,618
1,000,000 2.950
08/15/29
935,403
300,000 4.500
06/01/47
245,368
Weyerhaeuser Co.
92,000 4.000
11/15/29
89,645
100,000 4.000
04/15/30
96,977
7,457,216
Broadcasting – 0.5%
Discovery Communications LLC
2,340,000 4.125
05/15/29
2,178,536
Fox Corp.
1,260,000 6.500
10/13/33
1,351,244
3,529,780
Brokerage – 1.0%
Blackrock, Inc.
580,000 3.250
04/30/29
561,120
210,000 2.400
04/30/30
191,601
200,000 1.900
01/28/31
173,997
150,000 2.100
02/25/32
127,892
1,344,000 4.750
05/25/33
1,345,069
Intercontinental Exchange, Inc.
400,000 1.850
09/15/32
327,935
2,110,000 5.200
06/15/62
1,909,727
Jefferies Financial Group, Inc.
200,000 5.875
07/21/28
205,319
365,000 4.150
01/23/30
352,553
244,000 2.625
10/15/31
207,866
743,000 6.200
04/14/34
758,674
Nasdaq, Inc.
340,000 5.550
02/15/34
348,731
6,510,484

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – 3.2%
3M Co.
$ 600,000 3.250%
08/26/49
$ 398,605
3M Co. , MTN
200,000 4.000
09/14/48
153,441
Amphenol Corp.
1,250,000 2.200
09/15/31
1,084,457
Berry Global, Inc.
150,000 5.800
06/15/31
155,964
Carrier Global Corp.
1,610,000 2.722
02/15/30
1,480,765
Caterpillar, Inc.
40,000 2.600
04/09/30
37,032
80,000 5.200
05/27/41
78,153
388,000 3.803
08/15/42
312,907
246,000 3.250
09/19/49
168,586
Cummins, Inc.
990,000 4.900
02/20/29
1,009,281
280,000 1.500
09/01/30
241,179
315,000 5.150
02/20/34
317,181
Deere & Co.
504,000 3.900
06/09/42
419,171
190,000 3.750
04/15/50
143,732
Eaton Corp.
511,000 4.150
03/15/33
489,344
General Electric Co. , MTN
85,000 6.750
03/15/32
94,985
590,000 5.875
01/14/38
617,917
Honeywell International, Inc.
763,000 2.500
11/01/26
743,410
80,000 2.700
08/15/29
74,742
450,000 4.700
02/01/30
454,312
640,000 1.750
09/01/31
537,867
300,000 5.000
02/15/33
300,687
200,000 4.500
01/15/34
192,169
200,000 5.250
03/01/54
185,011
Illinois Tool Works, Inc.
121,000 2.650
11/15/26
118,459
836,000 3.900
09/01/42
673,700
John Deere Capital Corp. , MTN
1,400,000 4.750
01/20/28
1,418,899
140,000 2.450
01/09/30
128,796
100,000 4.700
06/10/30
100,934
500,000 4.900
03/07/31
508,276
John Deere Capital Corp. , Series I
540,000 5.150
09/08/33
550,979
Otis Worldwide Corp.
442,000 2.565
02/15/30
403,567
Parker-Hannifin Corp.
250,000 4.250
09/15/27
249,577
660,000 3.250
06/14/29
631,896
200,000 4.500
09/15/29
201,201
Regal Rexnord Corp.
206,000 6.050
04/15/28
211,343
782,000 6.400
04/15/33
810,496
Republic Services, Inc.
390,000 3.950
05/15/28
386,057
846,000 4.875
04/01/29
860,066
500,000 5.000
04/01/34
499,063
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Waste Management, Inc.
$ 1,000,000 4.875%
02/15/29
$ 1,018,587
900,000 4.625
02/15/30
906,044
304,000 1.500
03/15/31
257,042
1,284,000 5.350
10/15/54
1,213,026
Westinghouse Air Brake Technologies Corp.
316,000 3.450
11/15/26
310,449
306,000 4.700
09/15/28
306,986
21,456,341
Communications – 2.9%
Charter Communications Operating LLC / Charter
Communications Operating Capital
234,000 6.150
11/10/26
238,162
151,000 3.750
02/15/28
147,173
346,000 4.200
03/15/28
341,922
174,000 2.250
01/15/29
158,933
430,000 5.050
03/30/29
432,064
188,000 6.100
06/01/29
195,658
137,000 2.800
04/01/31
120,159
160,000 2.300
02/01/32
132,093
268,000 6.550
06/01/34
280,793
1,005,000 6.384
10/23/35
1,033,703
274,000 5.375
04/01/38
252,237
400,000 3.500
06/01/41
281,033
410,000 5.125
07/01/49
330,983
413,000 4.800
03/01/50
319,689
Comcast Corp.
154,000 3.150
02/15/28
149,374
400,000 4.150
10/15/28
398,029
490,000 4.550
01/15/29
492,893
150,000 2.650
02/01/30
138,189
400,000 3.400
04/01/30
379,770
270,000 4.250
10/15/30
266,011
500,000 4.650
02/15/33
490,590
550,000 4.200
08/15/34
511,195
249,000 5.650
06/15/35
256,168
400,000 4.400
08/15/35
373,215
540,000 3.900
03/01/38
456,737
340,000 4.000
08/15/47
256,533
400,000 3.969
11/01/47
300,098
200,000 4.000
03/01/48
150,903
400,000 4.700
10/15/48
335,903
448,000 3.999
11/01/49
332,850
400,000 3.450
02/01/50
269,783
440,000 2.800
01/15/51
256,917
716,000 2.887
11/01/51
426,405
207,000 2.450
08/15/52
109,948
550,000 2.937
11/01/56
314,181
396,000 4.950
10/15/58
331,473
472,000 2.650
08/15/62
240,518
694,000 2.987
11/01/63
381,977
Netflix, Inc.
930,000 5.875
11/15/28
974,066
Omnicom Group, Inc.
63,000 2.600
08/01/31
55,243
Time Warner Cable LLC
170,000 6.550
05/01/37
171,227
304,000 7.300
07/01/38
324,045
382,000 6.750
06/15/39
386,516

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Communications – (continued)
Time Warner Cable LLC – (continued)
$ 180,000 5.875%
11/15/40
$ 168,242
391,000 5.500
09/01/41
342,939
578,000 4.500
09/15/42
441,477
TWDC Enterprises 18 Corp. , GMTN
290,000 4.125
06/01/44
235,891
TWDC Enterprises 18 Corp. , MTN
245,000 1.850
07/30/26
238,275
102,000 2.950
06/15/27
99,804
Walt Disney Co. (The)
557,000 2.200
01/13/28
532,259
110,000 2.000
09/01/29
100,184
422,000 3.800
03/22/30
412,392
700,000 2.650
01/13/31
637,440
300,000 6.200
12/15/34
329,959
75,000 6.400
12/15/35
83,170
400,000 6.650
11/15/37
450,119
250,000 4.625
03/23/40
233,818
480,000 2.750
09/01/49
296,646
270,000 4.700
03/23/50
235,278
200,000 3.600
01/13/51
143,642
383,000 3.800
05/13/60
272,040
Warnermedia Holdings, Inc.
1,150,000 5.050
03/15/42
828,924
259,000 5.141
03/15/52
168,214
20,046,072
Consumer Cyclical – 8.0%
Amazon.com, Inc.
89,000 3.300
04/13/27
87,870
200,000 1.200
06/03/27
189,029
1,236,000 3.150
08/22/27
1,211,776
400,000 4.650
12/01/29
407,818
343,000 1.500
06/03/30
301,618
180,000 4.800
12/05/34
181,415
715,000 3.875
08/22/37
636,983
164,000 2.875
05/12/41
120,671
188,000 4.950
12/05/44
177,948
591,000 4.050
08/22/47
482,874
230,000 2.500
06/03/50
135,907
1,038,000 3.100
05/12/51
689,645
518,000 4.250
08/22/57
416,256
400,000 2.700
06/03/60
223,792
492,000 3.250
05/12/61
312,874
420,000 4.100
04/13/62
322,707
Aptiv Swiss Holdings Ltd.
330,000 3.250
03/01/32
290,496
Booking Holdings, Inc.
864,000 3.600
06/01/26
857,585
136,000 4.625
04/13/30
136,835
Costco Wholesale Corp.
91,000 3.000
05/18/27
89,262
334,000 1.375
06/20/27
316,489
720,000 1.600
04/20/30
636,297
366,000 1.750
04/20/32
308,533
Dollar General Corp.
452,000 5.450
07/05/33
453,701
Dollar Tree, Inc.
414,000 4.200
05/15/28
407,265
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
eBay, Inc.
$ 350,000 4.000%
07/15/42
$ 276,462
Ford Motor Co.
910,000 3.250
02/12/32
752,700
610,000 4.750
01/15/43
458,781
Ford Motor Credit Co. LLC
200,000 6.950
06/10/26
201,751
500,000 4.542
08/01/26
490,953
200,000 4.271
01/09/27
194,968
1,455,000 5.800
03/05/27
1,452,825
410,000 2.900
02/16/28
379,631
200,000 6.800
05/12/28
204,100
1,140,000 6.798
11/07/28
1,163,592
300,000 2.900
02/10/29
269,200
500,000 5.113
05/03/29
480,259
500,000 7.350
03/06/30
521,603
910,000 7.122
11/07/33
923,565
General Motors Co.
290,000 5.000
10/01/28
290,629
215,000 5.600
10/15/32
213,877
503,000 6.600
04/01/36
518,535
127,000 5.150
04/01/38
114,931
232,000 6.750
04/01/46
231,828
200,000 5.400
04/01/48
168,287
190,000 5.950
04/01/49
170,849
General Motors Financial Co., Inc.
100,000 4.000
10/06/26
99,051
50,000 4.350
01/17/27
49,555
400,000 2.350
02/26/27
383,074
100,000 5.000
04/09/27
100,161
600,000 2.700
08/20/27
571,804
300,000 6.000
01/09/28
307,923
250,000 2.400
10/15/28
230,136
300,000 5.550
07/15/29
303,651
500,000 5.850
04/06/30
510,550
1,040,000 2.350
01/08/31
887,227
250,000 2.700
06/10/31
214,478
Global Payments, Inc.
1,000,000 2.900
05/15/30
906,070
610,000 2.900
11/15/31
531,751
Home Depot, Inc. (The)
66,000 2.800
09/14/27
64,011
115,000 3.900
12/06/28
113,902
100,000 4.900
04/15/29
102,160
228,000 2.950
06/15/29
216,615
220,000 1.375
03/15/31
184,202
500,000 1.875
09/15/31
425,509
680,000 5.875
12/16/36
717,238
460,000 3.300
04/15/40
358,839
284,000 4.200
04/01/43
235,273
150,000 4.875
02/15/44
135,435
130,000 4.400
03/15/45
109,556
300,000 4.250
04/01/46
244,406
300,000 4.500
12/06/48
250,518
300,000 3.125
12/15/49
196,103
300,000 3.350
04/15/50
205,269
236,000 2.375
03/15/51
129,139
936,000 4.950
09/15/52
827,198
300,000 3.500
09/15/56
202,164

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lowe's Cos., Inc.
$ 214,000 3.100%
05/03/27
$ 209,220
200,000 1.300
04/15/28
183,968
226,000 1.700
09/15/28
207,474
180,000 1.700
10/15/30
154,971
226,000 3.750
04/01/32
210,310
927,000 5.150
07/01/33
931,990
892,000 3.000
10/15/50
541,878
750,000 4.250
04/01/52
568,620
624,000 5.625
04/15/53
586,137
Marriott International, Inc.
100,000 4.900
04/15/29
101,002
Marriott International, Inc. , Series FF
336,000 4.625
06/15/30
333,940
Marriott International, Inc. , Series GG
300,000 3.500
10/15/32
268,184
Marriott International, Inc. , Series R
170,000 3.125
06/15/26
167,278
Mastercard, Inc.
92,000 2.950
11/21/26
90,416
144,000 3.300
03/26/27
142,242
575,000 4.875
03/09/28
586,514
132,000 2.950
06/01/29
125,780
668,000 3.350
03/26/30
638,825
250,000 2.000
11/18/31
214,961
162,000 3.650
06/01/49
120,909
400,000 3.850
03/26/50
305,767
McDonald's Corp.
692,000 5.450
08/14/53
653,860
McDonald's Corp. , MTN
304,000 3.500
03/01/27
299,775
139,000 3.800
04/01/28
137,260
100,000 2.625
09/01/29
93,256
254,000 2.125
03/01/30
228,102
150,000 3.600
07/01/30
144,077
321,000 4.700
12/09/35
309,317
360,000 6.300
10/15/37
385,955
100,000 6.300
03/01/38
107,446
150,000 4.875
12/09/45
132,627
300,000 4.450
03/01/47
248,923
296,000 4.450
09/01/48
244,288
372,000 4.200
04/01/50
291,200
NIKE, Inc.
115,000 2.375
11/01/26
112,096
190,000 2.750
03/27/27
185,070
204,000 2.850
03/27/30
190,839
250,000 3.250
03/27/40
193,385
300,000 3.875
11/01/45
231,625
340,000 3.375
03/27/50
232,544
Starbucks Corp.
100,000 4.000
11/15/28
98,534
300,000 3.000
02/14/32
267,226
250,000 4.500
11/15/48
201,365
102,000 4.450
08/15/49
81,492
702,000 3.500
11/15/50
473,878
Target Corp.
1,778,000 2.350
02/15/30
1,627,913
300,000 2.950
01/15/52
184,620
250,000 4.800
01/15/53
217,651
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Toyota Motor Credit Corp.
$ 134,000 4.625%
01/12/28
$ 135,049
1,522,000 4.550
08/09/29
1,526,497
Toyota Motor Credit Corp. , MTN
100,000 3.200
01/11/27
98,291
882,000 1.900
01/13/27
848,293
296,000 3.050
03/22/27
288,507
252,000 4.550
09/20/27
253,168
350,000 1.900
04/06/28
328,145
100,000 4.450
06/29/29
100,186
475,000 2.150
02/13/30
427,514
427,000 3.375
04/01/30
404,201
Visa, Inc.
66,000 1.900
04/15/27
63,439
559,000 2.750
09/15/27
542,660
274,000 2.050
04/15/30
247,506
94,000 1.100
02/15/31
79,364
302,000 4.150
12/14/35
284,648
100,000 2.700
04/15/40
74,395
513,000 4.300
12/14/45
437,645
100,000 3.650
09/15/47
76,164
115,000 2.000
08/15/50
61,490
Walmart, Inc.
133,000 3.050
07/08/26
131,397
350,000 1.050
09/17/26
336,966
142,000 3.950
09/09/27
141,747
166,000 3.700
06/26/28
164,463
252,000 1.500
09/22/28
232,116
1,986,000 3.250
07/08/29
1,922,528
362,000 7.550
02/15/30
413,835
130,000 1.800
09/22/31
112,327
195,000 5.250
09/01/35
202,788
330,000 6.500
08/15/37
375,106
315,000 4.050
06/29/48
255,461
230,000 2.650
09/22/51
142,586
670,000 4.500
09/09/52
577,627
54,238,759
Consumer Noncyclical – 5.9%
Abbott Laboratories
668,000 3.750
11/30/26
664,827
538,000 4.750
11/30/36
526,386
AbbVie, Inc.
442,000 4.250
11/14/28
441,793
625,000 3.200
11/21/29
593,517
306,000 4.050
11/21/39
262,062
643,000 5.350
03/15/44
615,682
166,000 4.850
06/15/44
149,655
988,000 4.875
11/14/48
877,851
536,000 4.250
11/21/49
429,795
70,000 5.400
03/15/54
66,299
Altria Group, Inc.
1,080,000 4.800
02/14/29
1,084,963
128,000 2.450
02/04/32
108,531
100,000 5.800
02/14/39
99,206
270,000 3.400
02/04/41
195,300
220,000 4.250
08/09/42
173,901
280,000 5.375
01/31/44
257,652
148,000 3.875
09/16/46
105,980
682,000 5.950
02/14/49
662,287

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Altria Group, Inc. – (continued)
$ 662,000 3.700%
02/04/51
$ 447,110
150,000 4.000
02/04/61
102,556
Amgen, Inc.
370,000 5.150
03/02/28
377,308
300,000 2.450
02/21/30
272,375
1,000,000 4.200
03/01/33
947,525
871,000 3.150
02/21/40
659,987
494,000 3.000
01/15/52
308,537
1,200,000 5.750
03/02/63
1,140,208
Baxter International, Inc.
300,000 1.915
02/01/27
287,088
100,000 3.132
12/01/51
61,723
Becton Dickinson & Co.
200,000 3.700
06/06/27
196,983
200,000 4.693
02/13/28
201,042
724,000 4.669
06/06/47
603,857
Biogen, Inc.
466,000 5.200
09/15/45
410,234
Cardinal Health, Inc.
650,000 5.000
11/15/29
656,490
Centene Corp.
290,000 4.625
12/15/29
280,938
546,000 3.375
02/15/30
500,272
368,000 2.500
03/01/31
313,564
459,000 2.625
08/01/31
389,576
Elevance Health, Inc.
824,000 5.375
06/15/34
827,626
290,000 3.600
03/15/51
198,951
Eli Lilly & Co.
664,000 4.500
02/09/29
669,376
1,150,000 4.200
08/14/29
1,148,889
480,000 4.700
02/09/34
472,702
190,000 3.950
03/15/49
148,927
174,000 2.250
05/15/50
96,926
628,000 2.500
09/15/60
332,996
Gilead Sciences, Inc.
1,696,000 4.800
11/15/29
1,719,608
528,000 4.000
09/01/36
474,269
540,000 2.600
10/01/40
377,060
530,000 4.800
04/01/44
472,531
400,000 2.800
10/01/50
244,334
Johnson & Johnson
330,000 1.300
09/01/30
284,140
536,000 3.550
03/01/36
476,086
144,000 3.625
03/03/37
126,640
198,000 3.750
03/03/47
156,319
424,000 2.450
09/01/60
226,800
Kroger Co. (The)
500,000 3.950
01/15/50
368,963
752,000 5.650
09/15/64
695,320
Medtronic Global Holdings SCA
850,000 4.500
03/30/33
831,239
Medtronic, Inc.
580,000 4.375
03/15/35
551,117
385,000 4.625
03/15/45
338,348
Merck & Co., Inc.
150,000 1.700
06/10/27
143,102
100,000 3.400
03/07/29
96,866
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Merck & Co., Inc. – (continued)
$ 614,000 4.500%
05/17/33
$ 604,269
1,003,000 2.750
12/10/51
600,944
100,000 5.000
05/17/53
89,897
92,000 2.900
12/10/61
52,171
892,000 5.150
05/17/63
804,944
Mylan, Inc.
195,000 4.550
04/15/28
190,911
Novartis Capital Corp.
550,000 2.000
02/14/27
532,146
250,000 3.100
05/17/27
245,630
180,000 4.400
05/06/44
156,316
200,000 2.750
08/14/50
124,401
Pfizer Investment Enterprises Pte Ltd.
980,000 4.450
05/19/28
985,173
1,478,000 5.110
05/19/43
1,381,819
Pfizer, Inc.
1,000,000 3.900
03/15/39
851,428
Philip Morris International, Inc.
896,000 4.750
02/12/27
902,497
400,000 5.125
11/17/27
407,401
100,000 4.875
02/15/28
101,461
800,000 5.625
09/07/33
826,483
400,000 3.875
08/21/42
315,407
572,000 4.250
11/10/44
471,994
Regeneron Pharmaceuticals, Inc.
346,000 2.800
09/15/50
198,246
Stryker Corp.
640,000 4.625
03/15/46
549,618
Thermo Fisher Scientific, Inc.
950,000 5.086
08/10/33
959,911
470,000 2.800
10/15/41
328,463
Utah Acquisition Sub, Inc.
185,000 3.950
06/15/26
182,523
Viatris, Inc.
720,000 2.700
06/22/30
629,875
26,000 4.000
06/22/50
16,666
Wyeth LLC
500,000 6.500
02/01/34
549,239
Zoetis, Inc.
106,000 3.000
09/12/27
102,988
340,000 4.700
02/01/43
302,891
40,417,907
Consumer Products – 0.5%
Haleon  U.S. Capital LLC
300,000 3.375
03/24/29
288,083
Haleon US Capital LLC
300,000 3.625
03/24/32
278,410
400,000 4.000
03/24/52
301,293
Procter & Gamble Co. (The)
200,000 2.450
11/03/26
195,675
214,000 1.900
02/01/27
206,599
756,000 2.850
08/11/27
736,357
512,000 3.000
03/25/30
485,794
260,000 1.200
10/29/30
222,136
220,000 1.950
04/23/31
193,000
76,000 2.300
02/01/32
67,135

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Products – (continued)
Procter & Gamble Co. (The) – (continued)
$ 211,000 4.050%
01/26/33
$ 206,214
3,180,696
Electric – 9.5%
American Electric Power Co., Inc.
100,000 5.200
01/15/29
101,739
100,000 5.625
03/01/33
102,705
(US 5 Year CMT T-Note +
2.675%)
100,000 6.950
12/15/54
(a)
102,523
618,000 3.875
02/15/62
(a)
587,486
Atmos Energy Corp.
490,000 5.500
06/15/41
482,534
1,602,000 4.150
01/15/43
1,319,669
Berkshire Hathaway Energy Co.
240,000 6.125
04/01/36
253,125
100,000 5.150
11/15/43
92,547
300,000 4.450
01/15/49
240,085
600,000 4.250
10/15/50
463,361
100,000 2.850
05/15/51
59,467
CenterPoint Energy Houston Electric LLC , Series AC
1,089,000 4.250
02/01/49
858,839
CenterPoint Energy Houston Electric LLC , Series AJ
100,000 4.850
10/01/52
86,565
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
190,000 7.000
02/15/55
(a)
195,700
CMS Energy Corp.
(US 5 Year CMT T-Note +
1.961%)
587,000 6.500
06/01/55
(a)
584,065
Commonwealth Edison Co.
100,000 5.900
03/15/36
104,398
150,000 4.700
01/15/44
130,086
Consolidated Edison Co. of New York, Inc.
980,000 4.450
03/15/44
825,656
Consolidated Edison Co. of New York, Inc. , Series 07-A
2,116,000 6.300
08/15/37
2,252,817
Constellation Energy Generation LLC
300,000 5.600
03/01/28
309,345
100,000 6.500
10/01/53
105,091
Dominion Energy, Inc.
500,000 5.375
11/15/32
505,158
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
540,000 6.875
02/01/55
(a)
561,600
Dominion Energy, Inc. , Series C
2,336,000 3.375
04/01/30
2,192,932
DTE Electric Co.
300,000 4.300
07/01/44
249,586
DTE Energy Co.
190,000 4.875
06/01/28
191,184
Duke Energy Carolinas LLC
830,000 4.950
01/15/33
830,944
850,000 5.300
02/15/40
832,320
345,000 3.200
08/15/49
226,383
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Duke Energy Corp.
$ 390,000 2.650%
09/01/26
$ 381,728
480,000 2.450
06/01/30
439,050
115,000 2.550
06/15/31
102,484
1,159,000 4.500
08/15/32
1,115,814
604,000 3.750
09/01/46
434,902
350,000 3.500
06/15/51
231,689
316,000 5.000
08/15/52
268,651
100,000 6.100
09/15/53
98,969
250,000 5.800
06/15/54
237,947
(US 5 Year CMT T-Note +
2.588%)
574,000 6.450
09/01/54
(a)
580,722
Duke Energy Florida LLC
310,000 6.400
06/15/38
335,235
Duke Energy Florida Project Finance LLC , Series 2026
162,974 2.538
09/01/29
155,767
Eastern Energy Gas Holdings LLC
674,000 5.650
10/15/54
627,698
Entergy Louisiana LLC
1,014,000 4.000
03/15/33
941,265
878,000 5.150
09/15/34
870,164
182,000 4.200
09/01/48
141,938
Eversource Energy
1,285,000 5.125
05/15/33
1,263,919
1,257,000 5.950
07/15/34
1,295,281
Exelon Corp.
2,251,000 4.050
04/15/30
2,197,932
1,700,000 5.300
03/15/33
1,717,352
FirstEnergy Corp. , Series C
378,000 3.400
03/01/50
247,751
Florida Power & Light Co.
150,000 5.150
06/15/29
154,643
425,000 5.300
06/15/34
432,724
1,270,000 5.690
03/01/40
1,308,731
990,000 5.250
02/01/41
955,556
490,000 3.800
12/15/42
389,251
50,000 3.950
03/01/48
38,752
Georgia Power Co.
892,000 4.950
05/17/33
885,785
100,000 5.125
05/15/52
90,859
Georgia Power Co. , Series A
546,000 3.250
03/15/51
361,420
MidAmerican Energy Co.
190,000 3.650
04/15/29
184,921
National Rural Utilities Cooperative Finance Corp.
600,000 8.000
03/01/32
699,739
100,000 4.023
11/01/32
93,888
NextEra Energy Capital Holdings, Inc.
1,000,000 2.250
06/01/30
889,167
850,000 5.250
03/15/34
845,809
NiSource, Inc.
100,000 2.950
09/01/29
93,396
300,000 1.700
02/15/31
253,895
190,000 5.650
02/01/45
181,248
250,000 3.950
03/30/48
187,187
(US 5 Year CMT T-Note +
2.451%)
608,000 6.950
11/30/54
(a)
625,480

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Northern States Power Co.
$ 1,182,000 3.600%
09/15/47
$ 857,681
50,000 5.100
05/15/53
45,064
ONE Gas, Inc.
150,000 2.000
05/15/30
132,728
1,132,000 4.658
02/01/44
973,584
Pacific Gas and Electric Co.
210,000 2.100
08/01/27
197,809
518,000 6.100
01/15/29
535,570
92,000 4.550
07/01/30
89,169
270,000 2.500
02/01/31
232,373
416,000 3.250
06/01/31
369,359
350,000 6.150
01/15/33
356,224
300,000 3.300
08/01/40
213,863
100,000 3.950
12/01/47
69,150
592,000 4.950
07/01/50
467,531
100,000 3.500
08/01/50
63,422
177,000 6.700
04/01/53
175,898
1,342,000 5.900
10/01/54
1,203,526
PacifiCorp
2,130,000 5.450
02/15/34
2,131,643
260,000 2.900
06/15/52
150,255
370,000 5.350
12/01/53
326,898
710,000 5.500
05/15/54
641,009
PECO Energy Co.
400,000 5.950
10/01/36
419,743
Public Service Co. of Colorado
92,000 1.875
06/15/31
77,920
360,000 5.750
05/15/54
345,393
Public Service Co. of Oklahoma
850,000 5.200
01/15/35
831,240
Public Service Electric and Gas Co.
885,000 4.850
08/01/34
873,207
Public Service Electric and Gas Co. , MTN
100,000 5.500
03/01/40
100,271
Public Service Electric and Gas Co. , Series I
140,000 4.000
06/01/44
109,408
Puget Sound Energy, Inc.
300,000 5.330
06/15/34
301,430
140,000 5.483
06/01/35
139,160
190,000 6.274
03/15/37
200,591
390,000 5.795
03/15/40
393,163
100,000 5.764
07/15/40
98,090
490,000 5.638
04/15/41
471,335
240,000 4.434
11/15/41
197,248
San Diego Gas & Electric Co.
992,000 3.950
11/15/41
774,412
100,000 5.350
04/01/53
90,550
San Diego Gas & Electric Co. , Series VVV
300,000 1.700
10/01/30
257,703
Sempra
774,000 3.250
06/15/27
753,144
226,000 3.400
02/01/28
219,899
402,000 6.000
10/15/39
398,077
240,000 4.000
02/01/48
172,894
(US 5 Year CMT T-Note +
2.868%)
397,000 4.125
04/01/52
(a)
374,498
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
(US 5 Year CMT T-Note +
2.789%)
$ 704,000 6.875%
10/01/54
(a)
$ 688,768
Southern California Edison Co.
92,000 5.850
11/01/27
93,920
100,000 5.950
11/01/32
101,907
250,000 4.650
10/01/43
198,648
1,539,000 4.000
04/01/47
1,082,003
318,000 3.650
02/01/50
207,319
Southern California Edison Co. , Series 20A
220,000 2.950
02/01/51
124,940
Southern California Edison Co. , Series C
200,000 4.125
03/01/48
141,582
Southern Co. (The)
614,000 3.250
07/01/26
606,841
1,816,000 5.700
03/15/34
1,870,092
980,000 4.400
07/01/46
789,421
Southwestern Public Service Co.
250,000 4.500
08/15/41
208,631
Toledo Edison Co. (The)
1,100,000 6.150
05/15/37
1,171,098
Union Electric Co.
740,000 5.300
08/01/37
739,955
Virginia Electric and Power Co.
100,000 5.000
04/01/33
99,581
240,000 4.000
01/15/43
188,456
744,000 2.450
12/15/50
408,661
600,000 2.950
11/15/51
363,317
Virginia Electric and Power Co. , Series A
440,000 3.500
03/15/27
434,373
Xcel Energy, Inc.
100,000 5.450
08/15/33
100,256
872,000 5.500
03/15/34
871,694
64,530,214
Energy – 5.8%
Baker Hughes Holdings LLC
50,000 5.125
09/15/40
47,044
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
354,000 3.337
12/15/27
346,175
300,000 4.080
12/15/47
225,887
BP Capital Markets America, Inc.
292,000 3.937
09/21/28
287,916
100,000 4.234
11/06/28
99,534
92,000 4.812
02/13/33
90,281
365,000 4.989
04/10/34
359,793
636,000 5.227
11/17/34
634,028
142,000 3.000
02/24/50
89,350
100,000 2.772
11/10/50
59,425
476,000 2.939
06/04/51
290,583
504,000 3.001
03/17/52
307,171
360,000 3.379
02/08/61
224,071
BP Capital Markets PLC
100,000 3.723
11/28/28
97,851
Cheniere Corpus Christi Holdings LLC
660,000 5.125
06/30/27
666,161
100,000 3.700
11/15/29
95,890
Cheniere Energy, Inc.
354,000 4.625
10/15/28
350,857

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Chevron Corp.
$ 93,000 1.995%
05/11/27
$ 89,531
Chevron USA, Inc.
110,000 2.343
08/12/50
61,316
ConocoPhillips
590,000 6.500
02/01/39
643,004
ConocoPhillips Co.
1,000,000 5.550
03/15/54
927,198
Devon Energy Corp.
250,000 4.750
05/15/42
201,878
293,000 5.000
06/15/45
238,059
Energy Transfer LP
66,000 6.050
12/01/26
67,312
200,000 5.500
06/01/27
202,851
66,000 4.000
10/01/27
65,175
230,000 4.950
06/15/28
231,788
551,000 5.250
04/15/29
559,827
640,000 3.750
05/15/30
606,996
410,000 6.400
12/01/30
436,058
400,000 5.750
02/15/33
408,421
100,000 6.550
12/01/33
106,334
400,000 6.500
02/01/42
401,623
648,000 5.350
05/15/45
565,388
171,000 5.300
04/15/47
145,620
283,000 5.400
10/01/47
244,747
277,000 6.000
06/15/48
257,593
407,000 6.250
04/15/49
387,523
472,000 5.000
05/15/50
382,635
400,000 5.950
05/15/54
366,201
Enterprise Products Operating LLC
326,000 3.125
07/31/29
309,763
150,000 2.800
01/31/30
139,412
848,000 5.350
01/31/33
865,285
150,000 5.950
02/01/41
151,948
207,000 4.850
08/15/42
184,663
220,000 4.450
02/15/43
186,224
160,000 4.850
03/15/44
140,772
160,000 5.100
02/15/45
144,623
135,000 4.900
05/15/46
118,273
244,000 4.800
02/01/49
206,382
368,000 4.200
01/31/50
282,418
339,000 3.950
01/31/60
238,195
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
89,000 5.250
08/16/77
(a)
87,942
EOG Resources, Inc.
136,000 4.375
04/15/30
134,837
236,000 4.950
04/15/50
204,083
Expand Energy Corp.
690,000 5.375
03/15/30
687,684
Exxon Mobil Corp.
79,000 2.275
08/16/26
77,285
66,000 3.294
03/19/27
65,241
378,000 3.482
03/19/30
365,770
300,000 2.610
10/15/30
275,392
560,000 4.227
03/19/40
490,520
422,000 3.567
03/06/45
317,031
368,000 3.095
08/16/49
239,473
512,000 4.327
03/19/50
413,286
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Exxon Mobil Corp. – (continued)
$ 460,000 3.452%
04/15/51
$ 318,224
Halliburton Co.
112,000 2.920
03/01/30
102,856
485,000 4.850
11/15/35
456,546
352,000 6.700
09/15/38
376,332
270,000 7.450
09/15/39
305,994
165,000 5.000
11/15/45
141,677
Hess Corp.
248,000 4.300
04/01/27
247,271
148,000 6.000
01/15/40
152,350
323,000 5.600
02/15/41
313,217
Kinder Morgan Energy Partners LP
188,000 5.500
03/01/44
171,587
Kinder Morgan Energy Partners LP , MTN
1,100,000 6.950
01/15/38
1,189,060
Kinder Morgan, Inc.
250,000 2.000
02/15/31
214,714
396,000 5.550
06/01/45
363,629
142,000 5.050
02/15/46
122,162
500,000 5.200
03/01/48
434,943
200,000 3.600
02/15/51
132,659
100,000 5.450
08/01/52
88,962
Kinder Morgan, Inc. , GMTN
660,000 7.750
01/15/32
751,996
MPLX LP
233,000 4.125
03/01/27
231,431
180,000 4.000
03/15/28
177,683
530,000 4.800
02/15/29
532,203
314,000 2.650
08/15/30
281,084
350,000 4.500
04/15/38
302,429
310,000 5.200
03/01/47
264,287
320,000 4.700
04/15/48
251,484
180,000 5.500
02/15/49
158,781
592,000 4.950
03/14/52
479,576
ONEOK, Inc.
450,000 5.550
11/01/26
455,354
180,000 4.550
07/15/28
179,391
342,000 3.100
03/15/30
315,620
640,000 6.100
11/15/32
666,860
200,000 5.200
07/15/48
168,024
928,000 6.625
09/01/53
939,215
Phillips 66
292,000 3.900
03/15/28
287,635
390,000 4.650
11/15/34
367,748
350,000 5.875
05/01/42
340,810
718,000 4.875
11/15/44
605,517
Phillips 66 Co.
260,000 4.950
12/01/27
262,753
Plains All American Pipeline LP / PAA Finance Corp.
240,000 4.500
12/15/26
239,479
339,000 3.550
12/15/29
320,345
Shell Finance  U.S., Inc.
100,000 2.375
11/07/29
92,368
100,000 4.125
05/11/35
92,827
190,000 4.375
05/11/45
157,404
428,000 4.000
05/10/46
332,562
496,000 3.750
09/12/46
371,979
200,000 3.250
04/06/50
132,898

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Shell International Finance BV
$ 240,000 2.750%
04/06/30
$ 223,522
628,000 6.375
12/15/38
682,501
350,000 5.500
03/25/40
348,552
300,000 3.625
08/21/42
228,968
Targa Resources Corp.
200,000 4.950
04/15/52
159,767
Targa Resources Partners LP / Targa Resources Partners Finance
Corp.
102,000 5.500
03/01/30
102,889
367,000 4.875
02/01/31
358,905
1,008,000 4.000
01/15/32
924,707
Valero Energy Corp.
652,000 6.625
06/15/37
685,833
92,000 3.650
12/01/51
60,168
Western Midstream Operating LP
432,000 4.050
02/01/30
411,260
270,000 5.250
02/01/50
219,116
Williams Cos., Inc. (The)
518,000 3.750
06/15/27
510,596
384,000 3.500
11/15/30
358,958
250,000 2.600
03/15/31
221,420
542,000 6.300
04/15/40
560,321
200,000 5.100
09/15/45
174,720
240,000 4.850
03/01/48
201,480
39,521,206
Financial Company – 1.2%
Air Lease Corp.
180,000 1.875
08/15/26
174,112
100,000 2.200
01/15/27
96,332
362,000 3.125
12/01/30
330,803
Air Lease Corp. , MTN
400,000 2.875
01/15/32
350,648
Ally Financial, Inc.
319,000 7.100
11/15/27
334,980
1,496,000 2.200
11/02/28
1,363,986
827,000 8.000
11/01/31
924,566
Ares Capital Corp.
429,000 2.150
07/15/26
415,384
550,000 7.000
01/15/27
567,437
600,000 2.875
06/15/28
559,921
Blackstone Private Credit Fund
349,000 2.625
12/15/26
335,932
580,000 3.250
03/15/27
560,070
Morgan Stanley
(SOFR + 2.050%)
1,964,000 6.627
11/01/34
(a)
2,131,297
8,145,468
Food and Beverage – 2.3%
Coca-Cola Co. (The)
411,000 3.375
03/25/27
406,514
142,000 1.450
06/01/27
135,211
136,000 1.500
03/05/28
127,013
132,000 1.000
03/15/28
122,038
94,000 2.125
09/06/29
86,695
656,000 3.450
03/25/30
634,476
143,000 1.650
06/01/30
125,832
495,000 2.000
03/05/31
436,103
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Coca-Cola Co. (The) – (continued)
$ 126,000 1.375%
03/15/31
$ 106,994
428,000 4.650
08/14/34
424,336
160,000 2.500
06/01/40
113,579
110,000 2.875
05/05/41
80,105
430,000 2.600
06/01/50
258,196
180,000 3.000
03/05/51
116,566
250,000 2.500
03/15/51
144,885
688,000 2.750
06/01/60
395,663
Conagra Brands, Inc.
200,000 1.375
11/01/27
185,180
380,000 5.300
11/01/38
356,174
Constellation Brands, Inc.
384,000 3.150
08/01/29
361,612
General Mills, Inc.
181,000 3.200
02/10/27
177,540
J M Smucker Co. (The)
150,000 6.500
11/15/43
157,786
486,000 6.500
11/15/53
512,179
Keurig Dr Pepper, Inc.
150,000 3.950
04/15/29
146,715
299,000 3.200
05/01/30
279,141
100,000 3.800
05/01/50
71,629
412,000 4.500
04/15/52
330,270
Kraft Heinz Foods Co.
400,000 3.000
06/01/26
394,072
115,000 3.875
05/15/27
113,806
250,000 6.875
01/26/39
269,983
455,000 5.000
06/04/42
401,224
532,000 4.375
06/01/46
419,143
410,000 4.875
10/01/49
342,641
Molson Coors Beverage Co.
421,000 3.000
07/15/26
414,002
190,000 5.000
05/01/42
169,885
370,000 4.200
07/15/46
289,287
Mondelez International, Inc.
435,000 2.750
04/13/30
399,343
490,000 2.625
09/04/50
282,362
PepsiCo, Inc.
166,000 2.375
10/06/26
162,101
218,000 3.000
10/15/27
212,332
96,000 2.625
07/29/29
90,014
210,000 2.750
03/19/30
195,885
160,000 1.625
05/01/30
140,490
100,000 1.400
02/25/31
84,777
400,000 1.950
10/21/31
342,629
262,000 2.625
10/21/41
180,467
300,000 4.450
04/14/46
258,212
252,000 3.450
10/06/46
183,931
912,000 2.875
10/15/49
581,847
130,000 3.625
03/19/50
95,625
Pilgrim's Pride Corp.
150,000 3.500
03/01/32
132,787
410,000 6.250
07/01/33
425,751
Sysco Corp.
550,000 3.300
07/15/26
542,468
547,000 3.250
07/15/27
536,711
251,000 5.950
04/01/30
264,577
270,000 6.600
04/01/50
285,602

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
Tyson Foods, Inc.
$ 1,133,000 3.550%
06/02/27
$ 1,112,456
15,616,842
Hardware – 0.2%
CDW LLC / CDW Finance Corp.
300,000 2.670
12/01/26
291,167
Micron Technology, Inc.
300,000 4.663
02/15/30
296,609
250,000 5.875
02/09/33
256,254
250,000 5.875
09/15/33
256,384
1,100,414
Healthcare – 3.4%
Aetna, Inc.
140,000 6.625
06/15/36
147,680
314,000 3.875
08/15/47
221,675
Cigna Group (The)
1,210,000 4.375
10/15/28
1,203,138
220,000 2.375
03/15/31
192,441
300,000 4.800
08/15/38
275,127
30,000 4.800
07/15/46
25,538
666,000 4.900
12/15/48
566,411
290,000 3.400
03/15/50
190,791
472,000 3.400
03/15/51
308,726
548,000 5.600
02/15/54
506,895
CVS Health Corp.
1,500,000 3.750
04/01/30
1,420,152
1,600,000 1.875
02/28/31
1,344,304
100,000 4.250
04/01/50
73,423
Danaher Corp.
340,000 2.800
12/10/51
205,989
DH Europe Finance II Sarl
70,000 3.400
11/15/49
48,467
Elevance Health, Inc.
402,000 3.650
12/01/27
394,598
354,000 4.101
03/01/28
350,716
150,000 2.875
09/15/29
140,013
300,000 2.550
03/15/31
265,794
384,000 4.625
05/15/42
329,249
309,000 4.650
01/15/43
264,917
174,000 4.650
08/15/44
147,888
340,000 4.375
12/01/47
270,787
118,000 4.550
03/01/48
96,129
1,162,000 3.125
05/15/50
731,415
GE HealthCare Technologies, Inc.
1,780,000 5.905
11/22/32
1,867,489
HCA, Inc.
352,000 5.375
09/01/26
354,540
405,000 4.500
02/15/27
404,133
280,000 5.200
06/01/28
283,732
100,000 5.625
09/01/28
102,492
476,000 5.875
02/01/29
491,700
404,000 4.125
06/15/29
393,649
350,000 3.500
09/01/30
327,163
100,000 5.125
06/15/39
92,328
315,000 5.500
06/15/47
284,602
510,000 5.250
06/15/49
441,814
220,000 3.500
07/15/51
141,604
757,000 4.625
03/15/52
595,555
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$ 151,000 6.000%
04/01/54
$ 143,169
731,000 5.950
09/15/54
688,728
Humana, Inc.
1,026,000 5.950
03/15/34
1,040,828
UnitedHealth Group, Inc.
329,000 3.450
01/15/27
323,882
482,000 6.875
02/15/38
534,571
499,000 3.500
08/15/39
391,790
190,000 2.750
05/15/40
133,372
1,252,000 5.500
07/15/44
1,174,389
290,000 4.250
06/15/48
225,829
860,000 3.700
08/15/49
605,619
1,127,000 5.625
07/15/54
1,058,302
750,000 3.875
08/15/59
510,001
210,000 3.125
05/15/60
121,555
150,000 4.950
05/15/62
123,331
880,000 5.500
04/15/64
790,090
23,368,520
Insurance – 1.9%
American International Group, Inc.
301,000 4.750
04/01/48
261,632
200,000 4.375
06/30/50
161,989
Berkshire Hathaway Finance Corp.
290,000 1.850
03/12/30
262,019
112,000 1.450
10/15/30
97,338
494,000 2.875
03/15/32
452,432
200,000 4.200
08/15/48
164,423
100,000 4.250
01/15/49
82,711
822,000 2.850
10/15/50
516,102
50,000 2.500
01/15/51
29,015
842,000 3.850
03/15/52
634,148
Berkshire Hathaway, Inc.
100,000 4.500
02/11/43
90,784
Chubb INA Holdings LLC
472,000 4.350
11/03/45
396,135
Corebridge Financial, Inc.
410,000 3.650
04/05/27
403,423
300,000 3.900
04/05/32
276,106
992,000 5.750
01/15/34
1,010,028
(US 5 Year CMT T-Note +
3.846%)
200,000 6.875
12/15/52
(a)
203,694
Equitable Holdings, Inc.
650,000 4.350
04/20/28
646,106
382,000 5.000
04/20/48
328,384
Everest Reinsurance Holdings, Inc.
324,000 3.500
10/15/50
214,087
Marsh & McLennan Cos., Inc.
1,265,000 4.375
03/15/29
1,263,896
100,000 2.250
11/15/30
88,796
100,000 4.200
03/01/48
79,433
206,000 4.900
03/15/49
180,442
MetLife, Inc.
150,000 4.550
03/23/30
151,247
400,000 5.700
06/15/35
417,175
416,000 6.400
12/15/36
423,755
256,000 4.125
08/13/42
211,250
250,000 4.875
11/13/43
225,841

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc. – (continued)
$ 350,000 4.600%
05/13/46
$ 303,893
410,000 5.000
07/15/52
364,943
160,000 5.250
01/15/54
147,384
PartnerRe Finance B LLC
350,000 3.700
07/02/29
335,826
Prudential Financial, Inc.
(3M USD LIBOR + 2.380%)
179,000 4.500
09/15/47
(a)
176,344
190,000 3.905
12/07/47
144,238
246,000 3.935
12/07/49
183,903
(US 5 Year CMT T-Note +
3.035%)
572,000 3.700
10/01/50
(a)
530,900
(US 5 Year CMT T-Note +
3.234%)
92,000 6.000
09/01/52
(a)
92,804
Prudential Financial, Inc. , MTN
118,000 5.700
12/14/36
121,762
314,000 4.600
05/15/44
269,161
235,000 4.350
02/25/50
189,189
604,000 3.700
03/13/51
433,447
Travelers Cos., Inc. (The)
420,000 3.050
06/08/51
269,154
12,835,339
Lodging – 0.2%
Las Vegas Sands Corp.
464,000 3.500
08/18/26
453,950
196,000 5.900
06/01/27
198,558
526,000 3.900
08/08/29
494,481
100,000 6.000
08/15/29
101,559
1,248,548
Media Non Cable – 0.4%
Netflix, Inc.
325,000 4.375
11/15/26
326,827
428,000 4.875
04/15/28
436,556
227,000 6.375
05/15/29
242,856
Paramount Global
340,000 4.200
05/19/32
305,989
800,000 4.950
05/19/50
605,196
Warnermedia Holdings, Inc.
971,000 4.279
03/15/32
824,652
2,742,076
Metals and Mining – 0.0%
Newmont Corp.
154,000 2.600
07/15/32
134,572
Pharmaceuticals – 0.1%
Viatris, Inc.
540,000 3.850
06/22/40
385,107
Publishing – 0.2%
S&P Global, Inc.
1,000,000 2.450
03/01/27
969,526
140,000 1.250
08/15/30
119,336
1,088,862
REITs and Real Estate – 1.3%
Alexandria Real Estate Equities, Inc.
250,000 2.000
05/18/32
201,796
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Alexandria Real Estate Equities, Inc. – (continued)
$ 150,000 1.875%
02/01/33
$ 117,016
392,000 3.000
05/18/51
230,441
250,000 3.550
03/15/52
162,555
Boston Properties LP
250,000 6.750
12/01/27
261,094
300,000 4.500
12/01/28
296,144
1,000,000 2.450
10/01/33
785,095
Digital Realty Trust LP
450,000 5.550
01/15/28
460,452
830,000 3.600
07/01/29
799,319
Equinix, Inc.
270,000 3.200
11/18/29
254,159
204,000 2.150
07/15/30
180,045
200,000 2.500
05/15/31
175,903
GLP Capital LP / GLP Financing II, Inc.
526,000 5.300
01/15/29
528,730
100,000 3.250
01/15/32
87,027
Prologis LP
200,000 2.250
04/15/30
179,887
Simon Property Group LP
68,000 3.250
11/30/26
66,909
450,000 3.375
12/01/27
441,734
242,000 2.450
09/13/29
222,934
274,000 2.650
07/15/30
249,279
384,000 3.250
09/13/49
251,298
220,000 3.800
07/15/50
158,260
VICI Properties LP
650,000 4.750
02/15/28
649,742
750,000 4.950
02/15/30
745,334
900,000 5.125
05/15/32
884,298
Welltower OP LLC
290,000 4.250
04/15/28
289,145
276,000 3.100
01/15/30
259,381
8,937,977
Revenue – 0.4%
Ascension Health
200,000 3.945
11/15/46
156,498
Ascension Health , Series B
1,036,000 2.532
11/15/29
953,109
CommonSpirit Health
220,000 3.347
10/01/29
207,827
217,000 4.350
11/01/42
177,875
400,000 4.187
10/01/49
301,512
Kaiser Foundation Hospitals
527,000 4.150
05/01/47
420,883
Kaiser Foundation Hospitals , Series 2019
286,000 3.266
11/01/49
192,808
Kaiser Foundation Hospitals , Series 2021
95,000 2.810
06/01/41
66,645
400,000 3.002
06/01/51
252,627
William Marsh Rice University
100,000 3.574
05/15/45
77,177
2,806,961
Software – 1.3%
Oracle Corp.
796,000 6.150
11/09/29
846,990
300,000 2.950
04/01/30
277,732

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$ 112,000 4.650%
05/06/30
$ 111,959
971,000 6.250
11/09/32
1,034,992
600,000 3.900
05/15/35
533,558
250,000 3.850
07/15/36
215,748
645,000 3.800
11/15/37
537,578
1,133,000 3.600
04/01/40
883,868
252,000 3.650
03/25/41
193,302
779,000 4.125
05/15/45
601,984
490,000 4.000
11/15/47
363,532
900,000 4.375
05/15/55
684,957
1,165,000 3.850
04/01/60
773,139
376,000 4.100
03/25/61
263,658
Salesforce, Inc.
460,000 3.700
04/11/28
455,048
500,000 1.950
07/15/31
432,785
411,000 2.900
07/15/51
256,172
Workday, Inc.
400,000 3.500
04/01/27
393,518
164,000 3.800
04/01/32
152,445
9,012,965
Technology – 6.4%
Adobe, Inc.
114,000 2.150
02/01/27
110,525
580,000 2.300
02/01/30
531,462
Alphabet, Inc.
182,000 1.998
08/15/26
177,480
50,000 0.800
08/15/27
46,706
114,000 1.100
08/15/30
97,414
253,000 2.250
08/15/60
131,899
Analog Devices, Inc.
75,000 3.500
12/05/26
74,195
300,000 1.700
10/01/28
275,342
Apple, Inc.
404,000 2.450
08/04/26
396,437
730,000 2.050
09/11/26
711,393
120,000 3.000
06/20/27
117,712
692,000 2.900
09/12/27
675,467
218,000 3.000
11/13/27
212,943
392,000 1.200
02/08/28
364,263
252,000 1.400
08/05/28
232,089
320,000 3.250
08/08/29
309,507
336,000 1.650
05/11/30
296,933
118,000 1.250
08/20/30
101,624
1,488,000 1.650
02/08/31
1,288,892
272,000 1.700
08/05/31
233,931
310,000 4.500
02/23/36
305,382
64,000 4.450
05/06/44
57,344
717,000 2.950
09/11/49
470,597
318,000 2.550
08/20/60
179,475
325,000 2.800
02/08/61
188,667
836,000 2.850
08/05/61
487,841
100,000 4.100
08/08/62
76,963
Applied Materials, Inc.
100,000 3.300
04/01/27
98,501
650,000 1.750
06/01/30
571,979
236,000 4.350
04/01/47
196,423
Automatic Data Processing, Inc.
467,000 1.250
09/01/30
400,716
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd.
$ 619,000 3.875%
01/15/27
$ 614,375
Broadcom, Inc.
227,000 3.459
09/15/26
224,350
605,000 4.750
04/15/29
608,726
420,000 5.050
07/12/29
427,772
248,000 4.150
11/15/30
242,301
514,000 2.450
02/15/31
(b)
455,340
570,000 4.300
11/15/32
547,485
585,000 3.419
04/15/33
(b)
521,143
290,000 3.469
04/15/34
(b)
256,027
600,000 3.137
11/15/35
(b)
498,249
471,000 3.187
11/15/36
(b)
383,504
600,000 3.500
02/15/41
(b)
467,205
322,000 3.750
02/15/51
(b)
234,856
Dell International LLC / EMC Corp.
1,301,000 4.900
10/01/26
1,304,308
200,000 5.250
02/01/28
204,647
200,000 5.300
10/01/29
204,055
50,000 5.750
02/01/33
51,838
113,000 8.100
07/15/36
133,569
450,000 3.375
12/15/41
326,773
Fidelity National Information Services, Inc.
350,000 1.650
03/01/28
324,173
Fiserv, Inc.
440,000 3.200
07/01/26
433,685
300,000 4.200
10/01/28
297,062
500,000 3.500
07/01/29
477,347
1,010,000 5.625
08/21/33
1,028,787
400,000 4.400
07/01/49
315,544
Hewlett Packard Enterprise Co.
400,000 4.400
09/25/27
399,895
1,256,000 5.000
10/15/34
1,224,922
HP, Inc.
697,000 5.500
01/15/33
695,837
IBM International Capital Pte Ltd.
910,000 5.300
02/05/54
829,305
International Business Machines Corp.
655,000 1.700
05/15/27
623,543
1,086,000 1.950
05/15/30
958,218
540,000 4.150
05/15/39
464,879
80,000 4.000
06/20/42
64,874
300,000 4.250
05/15/49
236,999
300,000 2.950
05/15/50
185,163
120,000 4.900
07/27/52
103,886
Intuit, Inc.
600,000 5.200
09/15/33
613,491
100,000 5.500
09/15/53
96,861
KLA Corp.
730,000 4.100
03/15/29
724,693
100,000 3.300
03/01/50
67,847
100,000 4.950
07/15/52
88,705
412,000 5.250
07/15/62
373,033
Lam Research Corp.
436,000 4.000
03/15/29
430,006
228,000 1.900
06/15/30
201,048
220,000 4.875
03/15/49
195,403
352,000 2.875
06/15/50
220,581

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Meta Platforms, Inc.
$ 1,522,000 3.500%
08/15/27
$ 1,502,745
1,064,000 4.600
05/15/28
1,081,070
290,000 4.800
05/15/30
296,739
410,000 4.650
08/15/62
338,745
51,000 5.750
05/15/63
50,348
662,000 5.550
08/15/64
635,366
Microsoft Corp.
2,008,000 2.400
08/08/26
1,969,086
87,000 3.300
02/06/27
86,001
382,000 3.500
02/12/35
351,822
470,000 3.450
08/08/36
415,805
81,000 4.100
02/06/37
76,285
939,000 2.525
06/01/50
571,084
129,000 2.921
03/17/52
84,082
604,000 2.675
06/01/60
348,838
400,000 3.041
03/17/62
253,372
Motorola Solutions, Inc.
624,000 4.600
05/23/29
623,591
386,000 2.750
05/24/31
342,847
NVIDIA Corp.
340,000 3.200
09/16/26
336,109
475,000 1.550
06/15/28
441,574
400,000 2.000
06/15/31
350,942
PayPal Holdings, Inc.
355,000 2.650
10/01/26
347,475
630,000 3.250
06/01/50
411,933
QUALCOMM, Inc.
304,000 3.250
05/20/27
299,162
200,000 1.300
05/20/28
184,645
126,000 2.150
05/20/30
113,649
320,000 4.650
05/20/35
315,157
1,051,000 4.500
05/20/52
868,752
Texas Instruments, Inc.
984,000 4.150
05/15/48
788,818
Uber Technologies, Inc.
1,407,000 4.800
09/15/34
1,362,668
VMware LLC
125,000 1.400
08/15/26
120,423
43,771,545
Transportation – 1.7%
American Airlines Group, Inc. Pass-Through Trust , Series 2016-1,
AA
59,567 3.575
01/15/28
57,274
Burlington Northern Santa Fe LLC
190,000 5.750
05/01/40
193,896
92,000 4.450
03/15/43
79,277
180,000 4.900
04/01/44
164,860
180,000 4.150
04/01/45
147,341
92,000 3.900
08/01/46
71,667
252,000 4.150
12/15/48
201,579
268,000 3.550
02/15/50
191,540
600,000 3.300
09/15/51
404,516
984,000 4.450
01/15/53
811,596
CSX Corp.
450,000 3.800
03/01/28
443,790
200,000 4.250
03/15/29
198,756
270,000 4.100
03/15/44
218,645
700,000 3.800
11/01/46
528,681
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
CSX Corp. – (continued)
$ 240,000 4.300%
03/01/48
$ 193,997
130,000 4.500
11/15/52
107,029
Federal Express Corp. Pass Through Trusts , Series 20-1, AA
569,530 1.875
02/20/34
480,832
FedEx Corp.
180,000 4.250
05/15/30
(b)
176,580
180,000 2.400
05/15/31
(b)
158,127
344,000 5.100
01/15/44
(b)
294,643
430,000 4.750
11/15/45
(b)
350,419
368,000 4.550
04/01/46
(b)
291,500
Norfolk Southern Corp.
100,000 4.550
06/01/53
82,096
340,000 3.155
05/15/55
210,811
Union Pacific Corp.
130,000 2.400
02/05/30
118,826
1,148,000 2.800
02/14/32
1,021,201
140,000 3.200
05/20/41
104,431
278,000 3.799
10/01/51
203,545
95,000 2.950
03/10/52
58,787
408,000 3.839
03/20/60
285,162
446,000 3.799
04/06/71
297,108
United Airlines, Inc. Pass-Through Trust , Series 2024-1, AA
1,457,207 5.450
02/15/37
1,443,874
United Parcel Service, Inc.
100,000 3.400
03/15/29
96,781
940,000 4.875
03/03/33
941,405
300,000 5.150
05/22/34
302,658
250,000 6.200
01/15/38
266,512
820,000 3.750
11/15/47
603,653
11,803,395
Wireless – 3.4%
American Tower Corp.
556,000 3.375
10/15/26
547,094
200,000 2.750
01/15/27
194,074
361,000 3.800
08/15/29
348,331
80,000 2.900
01/15/30
73,934
300,000 1.875
10/15/30
257,378
470,000 5.900
11/15/33
490,022
251,000 3.100
06/15/50
158,697
AT&T, Inc.
551,000 3.800
02/15/27
545,644
210,000 4.250
03/01/27
209,545
318,000 2.300
06/01/27
305,503
912,000 4.350
03/01/29
908,000
1,139,000 4.300
02/15/30
1,129,155
910,000 2.550
12/01/33
748,715
384,000 5.400
02/15/34
389,357
379,000 4.500
05/15/35
356,833
140,000 4.850
03/01/39
130,222
330,000 4.350
06/15/45
270,239
293,000 4.500
03/09/48
237,182
225,000 4.550
03/09/49
182,943
538,000 3.650
06/01/51
374,237
130,000 3.300
02/01/52
83,972
863,000 3.500
09/15/53
575,906
823,000 3.550
09/15/55
546,624
530,000 3.800
12/01/57
363,116
617,000 3.650
09/15/59
405,985

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
AT&T, Inc. – (continued)
$ 192,000 3.850%
06/01/60
$ 130,486
Crown Castle, Inc.
260,000 3.800
02/15/28
254,336
T-Mobile USA, Inc.
378,000 3.750
04/15/27
373,418
62,000 2.625
02/15/29
57,843
1,060,000 2.550
02/15/31
941,849
176,000 2.875
02/15/31
158,665
400,000 5.050
07/15/33
397,578
800,000 5.750
01/15/34
830,676
368,000 4.375
04/15/40
318,744
500,000 3.000
02/15/41
356,638
444,000 4.500
04/15/50
360,134
256,000 3.300
02/15/51
166,734
345,000 3.400
10/15/52
227,211
200,000 5.650
01/15/53
189,336
500,000 5.750
01/15/54
481,742
400,000 3.600
11/15/60
259,757
200,000 5.800
09/15/62
191,818
Verizon Communications, Inc.
559,000 4.125
03/16/27
556,478
561,000 4.016
12/03/29
549,958
284,000 3.150
03/22/30
266,078
236,000 1.500
09/18/30
201,465
85,000 1.680
10/30/30
72,963
670,000 2.550
03/21/31
595,576
553,000 5.050
05/09/33
554,186
800,000 4.400
11/01/34
748,757
220,000 4.272
01/15/36
200,838
445,000 5.250
03/16/37
436,552
472,000 2.650
11/20/40
325,172
610,000 3.400
03/22/41
460,642
60,000 6.550
09/15/43
65,063
582,000 4.862
08/21/46
507,310
401,000 4.522
09/15/48
330,554
400,000 2.875
11/20/50
242,668
756,000 3.550
03/22/51
531,161
130,000 2.987
10/30/56
76,172
259,000 3.000
11/20/60
148,438
555,000 3.700
03/22/61
375,169
22,774,873
TOTAL CORPORATE OBLIGATIONS
(Cost $578,840,043)
545,303,531
a
Foreign Corporate Debt – 17.3%
Banks – 10.1%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
(US 1 Year CMT T-Note +
2.700%)
600,000 6.138
09/14/28
(a)
618,932
(US 1 Year CMT T-Note +
1.950%)
100,000 6.033
03/13/35
(a)
102,435
Banco Santander SA ( Spain )
1,000,000 4.250
04/11/27
991,463
2,000,000 5.294
08/18/27
2,025,814
310,000 4.379
04/12/28
307,664
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Banco Santander SA (Spain) – (continued)
$ 600,000 6.607%
11/07/28
$ 637,513
325,000 3.490
05/28/30
305,514
(US 1 Year CMT T-Note +
0.900%)
600,000 1.722
09/14/27
(a)
576,997
(US 1 Year CMT T-Note +
2.000%)
200,000 4.175
03/24/28
(a)
198,141
(US 1 Year CMT T-Note +
1.600%)
336,000 3.225
11/22/32
(a)
294,439
Bank of Montreal ( Canada )
100,000 5.266
12/11/26
101,095
942,000 5.203
02/01/28
960,289
240,000 5.717
09/25/28
248,393
(SOFR + 1.250%)
340,000 4.640
09/10/30
(a)
339,981
(5 Year USD Swap + 1.432%)
424,000 3.803
12/15/32
(a)
411,206
(US 5 Year CMT T-Note +
1.400%)
750,000 3.088
01/10/37
(a)
642,039
Bank of Nova Scotia (The) ( Canada )
220,000 2.700
08/03/26
215,799
80,000 1.950
02/02/27
77,038
750,000 4.850
02/01/30
758,318
530,000 2.450
02/02/32
455,422
490,000 5.650
02/01/34
507,448
Barclays PLC ( United Kingdom )
(3M USD LIBOR + 3.054%)
600,000 5.088
06/20/30
(a)
598,656
(US 1 Year CMT T-Note +
1.900%)
1,000,000 2.645
06/24/31
(a)
892,879
(US 1 Year CMT T-Note +
1.200%)
1,000,000 2.667
03/10/32
(a)
876,470
(US 1 Year CMT T-Note +
1.300%)
1,000,000 2.894
11/24/32
(a)
872,057
(US 5 Year CMT T-Note +
2.900%)
500,000 3.564
09/23/35
(a)
457,109
1,000,000 5.250
08/17/45
937,332
Canadian Imperial Bank of Commerce ( Canada )
930,000 3.600
04/07/32
854,609
Cooperatieve Rabobank UA ( Netherlands )
1,105,000 3.750
07/21/26
1,093,624
94,000 5.250
05/24/41
90,621
250,000 5.750
12/01/43
246,397
485,000 5.250
08/04/45
448,873
Deutsche Bank AG ( Germany )
(SOFR + 1.219%)
1,574,000 2.311
11/16/27
(a)
1,517,922
(SOFR + 1.318%)
850,000 2.552
01/07/28
(a)
820,566
1,740,000 5.414
05/10/29
1,790,056

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(SOFR + 3.043%)
$ 410,000 3.547%
09/18/31
(a)
$ 377,730
(SOFR + 2.257%)
480,000 3.742
01/07/33
(a)
423,519
HSBC Holdings PLC ( United Kingdom )
(TSFR3M + 1.808%)
1,005,000 4.041
03/13/28
(a)
994,840
(SOFR + 1.060%)
570,000 5.597
05/17/28
(a)
579,340
(SOFR + 2.610%)
710,000 5.210
08/11/28
(a)
716,874
(SOFR + 1.732%)
200,000 2.013
09/22/28
(a)
188,081
(SOFR + 3.350%)
290,000 7.390
11/03/28
(a)
306,929
(TSFR3M + 1.872%)
771,000 3.973
05/22/30
(a)
742,153
(SOFR + 1.187%)
500,000 2.804
05/24/32
(a)
437,435
(SOFR + 2.870%)
502,000 5.402
08/11/33
(a)
507,137
(SOFR + 2.390%)
1,420,000 6.254
03/09/34
(a)
1,490,820
91,000 6.100
01/14/42
94,541
(SOFR + 2.650%)
400,000 6.332
03/09/44
(a)
420,348
HSBC Holdings PLC , Series ** ( United Kingdom )
878,000 6.500
09/15/37
903,662
Lloyds Banking Group PLC ( United Kingdom )
1,500,000 3.750
01/11/27
1,479,565
940,000 4.375
03/22/28
934,100
200,000 5.300
12/01/45
180,285
490,000 4.344
01/09/48
376,224
(3M USD LIBOR + 1.205%)
1,420,000 3.574
11/07/28
(a)
1,383,549
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
0.670%)
200,000 1.640
10/13/27
(a)
192,084
(US 1 Year CMT T-Note +
0.830%)
1,300,000 2.341
01/19/28
(a)
1,254,693
103,000 3.961
03/02/28
101,814
106,000 3.741
03/07/29
103,282
390,000 3.751
07/18/39
328,574
(US 1 Year CMT T-Note +
1.950%)
1,020,000 5.017
07/20/28
(a)
1,030,238
(US 1 Year CMT T-Note +
1.900%)
300,000 5.354
09/13/28
(a)
305,064
(US 1 Year CMT T-Note +
1.380%)
1,800,000 5.422
02/22/29
(a)
1,836,157
(US 1 Year CMT T-Note +
0.950%)
200,000 2.309
07/20/32
(a)
171,995
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
(US 1 Year CMT T-Note +
1.100%)
$ 500,000 2.852%
01/19/33
(a)
$ 436,543
(US 1 Year CMT T-Note +
2.125%)
200,000 5.133
07/20/33
(a)
199,889
(US 1 Year CMT T-Note +
1.630%)
1,000,000 5.441
02/22/34
(a)
1,015,694
Mizuho Financial Group, Inc. ( Japan )
(TSFR3M + 1.532%)
580,000 1.979
09/08/31
(a)
501,130
390,000 2.564
09/13/31
334,238
(US 1 Year CMT T-Note +
2.400%)
1,000,000 5.669
09/13/33
(a)
1,025,009
(US 1 Year CMT T-Note +
1.300%)
2,000,000 5.579
05/26/35
(a)
2,029,529
National Australia Bank Ltd. ( Australia )
1,150,000 5.087
06/11/27
1,169,073
National Bank of Canada ( Canada )
3,040,000 4.500
10/10/29
3,016,545
Royal Bank of Canada ( Canada )
716,000 3.625
05/04/27
706,257
Royal Bank of Canada , GMTN ( Canada )
250,000 5.200
07/20/26
252,345
264,000 1.400
11/02/26
253,802
500,000 4.240
08/03/27
499,144
896,000 4.900
01/12/28
909,058
896,000 4.950
02/01/29
913,592
142,000 2.300
11/03/31
123,094
300,000 5.000
02/01/33
300,950
300,000 5.000
05/02/33
300,611
(SOFRINDX + 0.720%)
484,000 4.510
10/18/27
(a)
483,754
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 0.989%)
820,000 1.673
06/14/27
(a)
793,417
(3M USD LIBOR + 1.400%)
1,260,000 3.823
11/03/28
(a)
1,227,394
Sumitomo Mitsui Financial Group, Inc. ( Japan )
526,000 2.632
07/14/26
515,226
880,000 1.402
09/17/26
845,143
240,000 3.446
01/11/27
236,232
390,000 5.716
09/14/28
403,359
300,000 1.902
09/17/28
276,354
1,540,000 5.316
07/09/29
1,580,484
300,000 5.424
07/09/31
308,758
2,060,000 5.808
09/14/33
2,155,699
UBS AG ( Switzerland )
300,000 5.000
07/09/27
304,081
500,000 4.500
06/26/48
418,084
UBS Group AG ( Switzerland )
(SOFR + 3.730%)
2,940,000 4.194
04/01/31
(a)(b)
2,848,657
1,000,000 4.875
05/15/45
875,060

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. ( Australia )
(US 1 Year CMT T-Note +
2.680%)
$ 140,000 5.405%
08/10/33
(a)
$ 139,871
270,000 6.820
11/17/33
294,031
(US 5 Year CMT T-Note +
1.750%)
500,000 2.668
11/15/35
(a)
436,726
Westpac Banking Corp. , GMTN ( Australia )
5 Year USD Swap + 2.236%
692,000 4.322
11/23/31
(a)
685,110
68,948,087
Beverages – 0.2%
Coca-Cola Femsa SAB de CV ( Mexico )
750,000 2.750
01/22/30
695,040
500,000 5.250
11/26/43
471,057
Fomento Economico Mexicano SAB de CV ( Mexico )
630,000 3.500
01/16/50
447,060
1,613,157
Brokerage – 0.4%
Nomura Holdings, Inc. ( Japan )
300,000 1.653
07/14/26
289,744
300,000 2.172
07/14/28
278,506
300,000 2.679
07/16/30
269,218
550,000 2.608
07/14/31
478,155
606,000 2.999
01/22/32
529,033
1,070,000 5.783
07/03/34
1,093,939
2,938,595
Consumer Noncyclical – 1.4%
Astrazeneca Finance LLC ( United Kingdom )
400,000 4.875
03/03/28
407,383
200,000 1.750
05/28/28
186,425
1,000,000 4.850
02/26/29
1,017,166
300,000 2.250
05/28/31
264,726
AstraZeneca PLC ( United Kingdom )
1,000,000 4.000
01/17/29
991,951
440,000 6.450
09/15/37
486,647
200,000 4.375
08/17/48
167,890
100,000 3.000
05/28/51
64,927
BAT Capital Corp. ( United Kingdom )
500,000 6.343
08/02/30
534,632
1,402,000 4.390
08/15/37
1,230,717
GlaxoSmithKline Capital PLC ( United Kingdom )
314,000 3.375
06/01/29
302,755
GlaxoSmithKline Capital, Inc. ( United Kingdom )
362,000 3.875
05/15/28
359,108
811,000 6.375
05/15/38
884,941
Reynolds American, Inc. ( United Kingdom )
971,000 5.700
08/15/35
973,482
134,000 5.850
08/15/45
125,653
Takeda Pharmaceutical Co. Ltd. ( Japan )
2,000,000 3.025
07/09/40
1,453,445
9,451,848
Consumer Products – 0.3%
Unilever Capital Corp. ( United Kingdom )
100,000 2.900
05/05/27
97,602
300,000 4.250
08/12/27
301,108
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Products – (continued)
Unilever Capital Corp. (United Kingdom) – (continued)
$ 500,000 3.500%
03/22/28
$ 491,795
700,000 2.125
09/06/29
642,252
200,000 1.750
08/12/31
171,392
120,000 5.900
11/15/32
129,646
250,000 5.000
12/08/33
253,697
2,087,492
Energy – 1.0%
Canadian Natural Resources Ltd. ( Canada )
299,000 3.850
06/01/27
294,971
300,000 6.250
03/15/38
300,946
Canadian Natural Resources Ltd. , GMTN ( Canada )
364,000 4.950
06/01/47
297,648
Enbridge, Inc. ( Canada )
200,000 5.900
11/15/26
203,493
200,000 6.000
11/15/28
209,293
484,000 3.125
11/15/29
453,474
170,000 6.200
11/15/30
180,241
400,000 2.500
08/01/33
325,581
260,000 3.400
08/01/51
166,033
(TSFR3M + 3.903%)
480,000 6.250
03/01/78
(a)
474,600
TotalEnergies Capital International SA ( France )
174,000 2.829
01/10/30
163,702
231,000 2.986
06/29/41
165,031
160,000 3.461
07/12/49
110,115
448,000 3.127
05/29/50
287,598
340,000 3.386
06/29/60
214,744
TotalEnergies Capital SA ( France )
96,000 3.883
10/11/28
95,163
814,000 5.150
04/05/34
819,488
540,000 5.488
04/05/54
505,200
TransCanada PipeLines Ltd. ( Canada )
393,000 6.200
10/15/37
401,828
650,000 7.625
01/15/39
744,444
150,000 5.100
03/15/49
132,121
6,545,714
Financial Company – 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
952,000 2.450
10/29/26
922,877
300,000 3.000
10/29/28
283,017
200,000 5.100
01/19/29
201,780
632,000 3.300
01/30/32
560,725
300,000 3.400
10/29/33
257,927
480,000 3.850
10/29/41
374,983
(US 5 Year CMT T-Note +
2.720%)
367,000 6.950
03/10/55
(a)
376,470
Brookfield Finance, Inc. ( Canada )
686,000 3.900
01/25/28
673,248
120,000 4.850
03/29/29
120,156
719,000 4.350
04/15/30
702,568
237,000 4.700
09/20/47
195,781
100,000 3.500
03/30/51
65,824
ORIX Corp. ( Japan )
1,910,000 4.650
09/10/29
1,907,495
6,642,851

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Food and Beverage – 0.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
$ 868,000 4.700%
02/01/36
$ 833,108
1,969,000 4.900
02/01/46
1,779,526
Anheuser-Busch InBev Finance, Inc. ( Belgium )
568,000 4.900
02/01/46
513,342
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
155,000 4.900
01/23/31
158,082
340,000 5.450
01/23/39
342,249
244,000 4.950
01/15/42
226,696
262,000 4.439
10/06/48
218,289
632,000 5.550
01/23/49
619,390
439,000 5.800
01/23/59
440,139
5,130,821
Forest Products & Paper – 0.1%
Suzano Austria GmbH ( Brazil )
354,000 6.000
01/15/29
361,216
Suzano Austria GmbH , Series DM3N ( Brazil )
208,000 3.125
01/15/32
178,193
539,409
Insurance – 0.1%
AXA SA ( France )
410,000 8.600
12/15/30
484,663
Internet – 0.3%
Alibaba Group Holding Ltd. ( China )
400,000 2.700
02/09/41
275,589
400,000 4.400
12/06/57
317,319
500,000 3.250
02/09/61
307,867
Baidu, Inc. ( China )
490,000 4.875
11/14/28
496,631
560,000 3.425
04/07/30
533,973
1,931,379
Lodging – 0.1%
Sands China Ltd. ( Macau )
740,000 5.400
08/08/28
738,251
Metals and Mining – 0.4%
BHP Billiton Finance USA Ltd. ( Australia )
1,490,000 5.000
02/21/30
1,512,746
1,216,000 5.500
09/08/53
1,170,594
Rio Tinto Finance USA Ltd. ( Australia )
160,000 2.750
11/02/51
94,413
Rio Tinto Finance USA PLC ( Australia )
160,000 4.125
08/21/42
131,350
2,909,103
Mining – 0.4%
Barrick North America Finance LLC ( Canada )
642,000 5.750
05/01/43
627,319
Southern Copper Corp. ( Mexico )
941,000 7.500
07/27/35
1,059,060
186,000 6.750
04/16/40
197,274
76,000 5.250
11/08/42
68,822
86,000 5.875
04/23/45
82,256
Vale Overseas Ltd. ( Brazil )
444,000 6.400
06/28/54
426,018
2,460,749
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Natural Gas – 0.1%
South Bow USA Infrastructure Holdings LLC ( Canada )
$ 400,000 5.026%
10/01/29
(b)
$ 396,672
Semiconductors – 0.1%
TSMC Arizona Corp. ( Taiwan )
350,000 2.500
10/25/31
309,123
450,000 3.125
10/25/41
345,115
654,238
Technology – 0.2%
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
470,000 4.300
06/18/29
460,578
226,000 3.400
05/01/30
211,592
263,000 2.500
05/11/31
227,736
285,000 5.000
01/15/33
278,703
1,178,609
Transportation – 0.1%
Canadian Pacific Railway Co. ( Canada )
640,000 2.450
12/02/31
555,693
400,000 6.125
09/15/15
390,877
946,570
Wireless – 0.3%
Rogers Communications, Inc. ( Canada )
380,000 5.300
02/15/34
374,316
700,000 5.000
03/15/44
609,921
270,000 3.700
11/15/49
190,484
Vodafone Group PLC ( United Kingdom )
1,050,000 4.875
06/19/49
879,678
2,054,399
TOTAL FOREIGN CORPORATE DEBT
(Cost $120,480,550)
117,652,607
Shares
Dividend
Rate Value
aa a
Investment Company – 0.5%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
3,065,913 4.216% 3,065,913
(Cost $3,065,913)
TOTAL INVESTMENTS – 98.1%
(Cost $702,386,506)
$ 666,022,051
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.9%
12,821,048
NET ASSETS – 100.0%
$ 678,843,099
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2025.
(b)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Investment Abbreviations: (continued)
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills - 88.2%
U.S. Treasury Bills
$ 150,000,000 4.288% 07/01/25 $ 149,493,422
126,000 4.246 07/03/25 125,544
714,000 4.246 07/03/25 711,419
126,000 4.251 07/03/25 125,544
231,000 4.254 07/03/25 230,165
420,000 4.254 07/03/25 418,482
168,000 4.254 07/03/25 167,393
84,000 4.258 07/03/25 83,696
105,000 4.258 07/03/25 104,620
336,000 4.259 07/03/25 334,785
189,000 4.260 07/03/25 188,317
819,000 4.262 07/03/25 816,039
1,029,000 4.262 07/03/25 1,025,280
714,000 4.262 07/03/25 711,419
168,000 4.262 07/03/25 167,393
84,000 4.262 07/03/25 83,696
189,000 4.262 07/03/25 188,317
1,008,000 4.263 07/03/25 1,004,356
357,000 4.263 07/03/25 355,709
126,000 4.263 07/03/25 125,544
189,000 4.264 07/03/25 188,317
168,000 4.265 07/03/25 167,393
315,000 4.267 07/03/25 313,861
147,000 4.268 07/03/25 146,469
504,000 4.268 07/03/25 502,178
1,455,000 4.270 07/03/25 1,449,740
696,000 4.270 07/03/25 693,484
231,000 4.270 07/03/25 230,165
1,218,000 4.270 07/03/25 1,213,597
210,000 4.271 07/03/25 209,241
168,000 4.272 07/03/25 167,393
295,000 4.272 07/03/25 293,934
252,000 4.273 07/03/25 251,089
210,000 4.273 07/03/25 209,241
275,000 4.274 07/03/25 274,006
90,000 4.274 07/03/25 89,675
294,000 4.276 07/03/25 292,937
252,000 4.279 07/03/25 251,089
777,000 4.279 07/03/25 774,191
315,000 4.280 07/03/25 313,861
231,000 4.281 07/03/25 230,165
754,000 4.282 07/03/25 751,274
145,000 4.282 07/03/25 144,476
105,000 4.283 07/03/25 104,620
336,000 4.284 07/03/25 334,785
126,000 4.284 07/03/25 125,544
45,809,200 4.284 07/03/25 45,643,592
126,000 4.288 07/03/25 125,544
315,000 4.289 07/03/25 313,861
273,000 4.289 07/03/25 272,013
261,000 4.289 07/03/25 260,056
667,000 4.291 07/03/25 664,589
116,000 4.291 07/03/25 115,581
189,000 4.293 07/03/25 188,317
462,000 4.293 07/03/25 460,330
97,843,800 4.295 07/03/25 97,490,079
504,000 4.300 07/03/25 502,178
145,000 4.301 07/03/25 144,476
145,000 4.301 07/03/25 144,476
252,000 4.301 07/03/25 251,089
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 84,000 4.302% 07/03/25 $ 83,696
2,882,100 4.305 07/03/25 2,871,681
150,000,000 4.305 07/03/25 149,457,726
42,000 4.312 07/03/25 41,848
630,000 4.314 07/03/25 627,722
168,000 4.315 07/03/25 167,393
651,000 4.315 07/03/25 648,647
209,000 4.324 07/03/25 208,244
210,000 4.337 07/03/25 209,241
1,564,000 4.244 07/08/25 1,557,436
276,000 4.244 07/08/25 274,842
276,000 4.253 07/08/25 274,842
720,000 4.254 07/08/25 716,978
432,000 4.254 07/08/25 430,187
368,000 4.258 07/08/25 366,455
752,000 4.260 07/08/25 748,844
282,000 4.262 07/08/25 280,816
552,000 4.265 07/08/25 549,683
460,000 4.265 07/08/25 458,069
423,000 4.267 07/08/25 421,225
1,081,000 4.269 07/08/25 1,076,463
276,000 4.272 07/08/25 274,842
506,000 4.273 07/08/25 503,876
198,000 4.273 07/08/25 197,169
255,000 4.273 07/08/25 253,930
705,000 4.273 07/08/25 702,041
188,000 4.275 07/08/25 187,211
423,000 4.275 07/08/25 421,225
1,128,000 4.275 07/08/25 1,123,266
329,000 4.275 07/08/25 327,619
799,000 4.276 07/08/25 795,647
2,256,000 4.276 07/08/25 2,246,531
752,000 4.276 07/08/25 748,844
282,000 4.276 07/08/25 280,816
240,000 4.277 07/08/25 238,993
470,000 4.278 07/08/25 468,027
690,000 4.278 07/08/25 687,104
598,000 4.278 07/08/25 595,490
564,000 4.279 07/08/25 561,633
658,000 4.279 07/08/25 655,238
552,000 4.281 07/08/25 549,683
240,000 4.281 07/08/25 238,993
376,000 4.285 07/08/25 374,422
235,000 4.285 07/08/25 234,014
414,000 4.290 07/08/25 412,262
1,012,000 4.290 07/08/25 1,007,753
188,000 4.291 07/08/25 187,211
423,000 4.291 07/08/25 421,225
552,000 4.293 07/08/25 549,683
235,000 4.296 07/08/25 234,014
31,456,100 4.296 07/08/25 31,324,076
216,957,000 4.296 07/08/25 216,046,414
368,000 4.316 07/08/25 366,455
1,426,000 4.316 07/08/25 1,420,015
92,000 4.322 07/08/25 91,614
463,000 4.335 07/08/25 461,057
50,000,000 4.099 07/10/25 49,778,038
50,000,000 4.099 07/10/25 49,778,038
50,000,000 4.114 07/10/25 49,778,038
230,000 4.125 07/10/25 228,979

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 7,696,200 4.128% 07/10/25 $ 7,662,035
80,000 4.182 07/10/25 79,645
272,000 4.206 07/10/25 270,793
144,000 4.216 07/10/25 143,361
80,000 4.317 07/10/25 79,645
368,000 4.353 07/10/25 366,366
144,000 4.364 07/10/25 143,361
144,000 4.385 07/10/25 143,361
80,000 4.387 07/10/25 79,645
256,000 4.426 07/10/25 254,864
240,000 4.426 07/10/25 238,935
144,000 4.426 07/10/25 143,361
96,000 4.428 07/10/25 95,574
192,000 4.443 07/10/25 191,148
496,000 4.443 07/10/25 493,798
240,000 4.518 07/10/25 238,935
144,000 4.518 07/10/25 143,361
448,000 4.524 07/10/25 446,011
496,000 4.527 07/10/25 493,798
156,000 4.537 07/10/25 155,307
32,000 4.537 07/10/25 31,858
128,000 4.544 07/10/25 127,432
192,000 4.544 07/10/25 191,148
176,000 4.545 07/10/25 175,219
96,000 4.545 07/10/25 95,574
128,000 4.560 07/10/25 127,432
96,000 4.591 07/10/25 95,574
160,000 4.607 07/10/25 159,290
544,000 4.623 07/10/25 541,585
192,000 4.663 07/10/25 191,148
96,000 4.665 07/10/25 95,574
384,000 4.789 07/10/25 382,295
64,000 4.789 07/10/25 63,716
112,000 4.875 07/10/25 111,503
768,000 4.899 07/10/25 764,591
272,000 4.916 07/10/25 270,793
256,000 4.955 07/10/25 254,864
160,000 4.961 07/10/25 159,290
144,000 4.961 07/10/25 143,361
128,000 4.976 07/10/25 127,432
80,000 5.074 07/10/25 79,645
64,000 5.084 07/10/25 63,716
96,000 5.084 07/10/25 95,574
448,000 5.124 07/10/25 446,011
160,000 5.131 07/10/25 159,290
176,000 5.149 07/10/25 175,219
928,000 5.149 07/10/25 923,880
960,000 5.149 07/10/25 955,738
144,000 5.158 07/10/25 143,361
1,085,000 5.158 07/10/25 1,080,183
80,000 5.164 07/10/25 79,645
128,000 5.164 07/10/25 127,432
80,000 5.164 07/10/25 79,645
592,000 5.166 07/10/25 589,372
288,000 5.171 07/10/25 286,722
544,000 5.171 07/10/25 541,585
336,000 5.175 07/10/25 334,508
150,000 5.184 07/10/25 149,334
60,000 5.193 07/10/25 59,734
450,000 5.222 07/10/25 448,002
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 60,000 5.241% 07/10/25 $ 59,734
76,200,800 5.263 07/10/25 75,862,527
300,000 5.263 07/10/25 298,668
176,000 4.236 07/17/25 175,076
448,000 4.236 07/17/25 445,648
784,000 4.242 07/17/25 779,884
288,000 4.242 07/17/25 286,488
544,000 4.242 07/17/25 541,144
336,000 4.242 07/17/25 334,236
176,000 4.245 07/17/25 175,076
928,000 4.245 07/17/25 923,128
1,093,000 4.249 07/17/25 1,087,261
240,000 4.259 07/17/25 238,740
144,000 4.259 07/17/25 143,244
144,000 4.260 07/17/25 143,244
144,000 4.263 07/17/25 143,244
544,000 4.263 07/17/25 541,144
96,000 4.264 07/17/25 95,496
96,000 4.264 07/17/25 95,496
96,000 4.265 07/17/25 95,496
80,000 4.265 07/17/25 79,580
64,000 4.270 07/17/25 63,664
144,000 4.270 07/17/25 143,244
176,000 4.270 07/17/25 175,076
384,000 4.271 07/17/25 381,984
112,000 4.271 07/17/25 111,412
80,000 4.271 07/17/25 79,580
64,000 4.271 07/17/25 63,664
80,000 4.271 07/17/25 79,580
256,000 4.272 07/17/25 254,656
368,000 4.272 07/17/25 366,068
128,000 4.273 07/17/25 127,328
128,000 4.274 07/17/25 127,328
240,000 4.274 07/17/25 238,740
192,000 4.275 07/17/25 190,992
160,000 4.275 07/17/25 159,160
768,000 4.275 07/17/25 763,968
272,000 4.275 07/17/25 270,572
80,000 4.276 07/17/25 79,580
160,000 4.277 07/17/25 159,160
128,000 4.278 07/17/25 127,328
80,000 4.279 07/17/25 79,580
192,000 4.279 07/17/25 190,992
144,000 4.279 07/17/25 143,244
80,000 4.279 07/17/25 79,580
85,000 4.281 07/17/25 84,554
66,000 4.281 07/17/25 65,653
96,000 4.281 07/17/25 95,496
256,000 4.281 07/17/25 254,656
224,000 4.284 07/17/25 222,824
26,524,800 4.288 07/17/25 26,385,539
50,000,000 4.288 07/17/25 49,737,489
96,000 4.290 07/17/25 95,496
64,000 4.291 07/17/25 63,664
144,000 4.291 07/17/25 143,244
160,000 4.293 07/17/25 159,160
80,000 4.293 07/17/25 79,580
240,000 4.295 07/17/25 238,740
208,000 4.295 07/17/25 206,908
80,000 4.296 07/17/25 79,580

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 592,000 4.297% 07/17/25 $ 588,892
352,000 4.297 07/17/25 350,152
144,000 4.297 07/17/25 143,244
192,000 4.303 07/17/25 190,992
192,000 4.304 07/17/25 190,992
64,000 4.308 07/17/25 63,664
480,000 4.311 07/17/25 477,480
160,000 4.313 07/17/25 159,160
32,000 4.316 07/17/25 31,832
320,000 4.317 07/17/25 318,320
64,000 4.317 07/17/25 63,664
624,000 4.322 07/17/25 620,724
157,000 4.339 07/17/25 156,176
850,000 4.240 07/22/25 845,053
150,000 4.240 07/22/25 149,127
624,000 4.266 07/22/25 620,368
250,000 4.267 07/22/25 248,545
300,000 4.267 07/22/25 298,254
150,000 4.269 07/22/25 149,127
130,000 4.272 07/22/25 129,243
160,000 4.273 07/22/25 159,069
200,000 4.276 07/22/25 198,836
275,000 4.278 07/22/25 273,400
416,000 4.289 07/22/25 413,579
156,000 4.289 07/22/25 155,092
130,000 4.290 07/22/25 129,243
598,000 4.290 07/22/25 594,520
225,000 4.293 07/22/25 223,691
550,000 4.293 07/22/25 546,799
150,000 4.294 07/22/25 149,127
234,000 4.294 07/22/25 232,638
130,000 4.294 07/22/25 129,243
130,000 4.297 07/22/25 129,243
312,000 4.297 07/22/25 310,184
234,000 4.297 07/22/25 232,638
375,000 4.297 07/22/25 372,818
300,000 4.297 07/22/25 298,254
325,000 4.297 07/22/25 323,109
624,100 4.301 07/22/25 620,468
139,228,000 4.301 07/22/25 138,417,726
25,257,900 4.303 07/22/25 25,110,905
104,000 4.306 07/22/25 103,395
300,000 4.311 07/22/25 298,254
130,000 4.313 07/22/25 129,243
50,000 4.323 07/22/25 49,709
775,000 4.335 07/22/25 770,490
200,000 4.335 07/22/25 198,836
253,000 4.341 07/22/25 251,528
408,000 4.225 07/24/25 405,528
72,000 4.225 07/24/25 71,564
111,000 4.254 07/24/25 110,327
288,000 4.259 07/24/25 286,255
72,000 4.260 07/24/25 71,564
132,000 4.263 07/24/25 131,200
120,000 4.267 07/24/25 119,273
144,000 4.267 07/24/25 143,127
96,000 4.275 07/24/25 95,418
65,000 4.279 07/24/25 64,606
60,000 4.281 07/24/25 59,636
276,000 4.283 07/24/25 274,328
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 60,000 4.283% 07/24/25 $ 59,636
72,000 4.284 07/24/25 71,564
156,000 4.284 07/24/25 155,055
180,000 4.284 07/24/25 178,909
144,000 4.288 07/24/25 143,127
108,000 4.288 07/24/25 107,346
60,000 4.288 07/24/25 59,636
60,000 4.290 07/24/25 59,636
108,000 4.292 07/24/25 107,346
144,000 4.293 07/24/25 143,127
67,156,000 4.295 07/24/25 66,749,055
72,000 4.295 07/24/25 71,564
192,000 4.295 07/24/25 190,837
264,000 4.296 07/24/25 262,400
108,000 4.296 07/24/25 107,346
48,000 4.302 07/24/25 47,709
60,000 4.304 07/24/25 59,636
144,000 4.306 07/24/25 143,127
24,000 4.313 07/24/25 23,855
96,000 4.320 07/24/25 95,418
372,000 4.320 07/24/25 369,746
121,000 4.321 07/24/25 120,267
1,224,000 4.248 07/29/25 1,215,851
216,000 4.248 07/29/25 214,562
888,000 4.265 07/29/25 882,088
216,000 4.270 07/29/25 214,562
360,000 4.271 07/29/25 357,603
432,000 4.271 07/29/25 429,124
185,000 4.279 07/29/25 183,768
185,000 4.287 07/29/25 183,768
195,000 4.292 07/29/25 193,702
185,000 4.294 07/29/25 183,768
288,000 4.296 07/29/25 286,083
216,000 4.296 07/29/25 214,562
814,000 4.297 07/29/25 808,580
851,000 4.299 07/29/25 845,334
444,000 4.300 07/29/25 441,044
518,000 4.300 07/29/25 514,551
333,000 4.301 07/29/25 330,783
176,173,000 4.305 07/29/25 175,000,050
23,697,700 4.305 07/29/25 23,539,922
432,000 4.306 07/29/25 429,124
148,000 4.307 07/29/25 147,015
185,000 4.309 07/29/25 183,768
324,000 4.309 07/29/25 321,843
792,000 4.309 07/29/25 786,727
468,000 4.311 07/29/25 464,884
540,000 4.311 07/29/25 536,405
72,000 4.320 07/29/25 71,521
432,000 4.330 07/29/25 429,124
1,116,000 4.334 07/29/25 1,108,570
288,000 4.334 07/29/25 286,083
360,000 4.345 07/29/25 357,603
408,000 4.233 07/31/25 405,188
72,000 4.233 07/31/25 71,504
72,000 4.253 07/31/25 71,504
144,000 4.260 07/31/25 143,008
120,000 4.260 07/31/25 119,173
156,000 4.269 07/31/25 154,925
96,000 4.270 07/31/25 95,338

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 132,000 4.273% 07/31/25 $ 131,090
435,000 4.276 07/31/25 432,002
261,000 4.276 07/31/25 259,201
261,000 4.283 07/31/25 259,201
145,000 4.287 07/31/25 144,001
72,000 4.288 07/31/25 71,504
72,000 4.288 07/31/25 71,504
192,000 4.288 07/31/25 190,677
155,000 4.293 07/31/25 153,932
145,000 4.295 07/31/25 144,001
667,000 4.295 07/31/25 662,403
348,000 4.296 07/31/25 345,602
261,000 4.296 07/31/25 259,201
145,000 4.296 07/31/25 144,001
50,000,000 4.296 07/31/25 49,655,415
49,867,000 4.296 07/31/25 49,523,332
145,000 4.302 07/31/25 144,001
61,552,000 4.304 07/31/25 61,127,802
144,000 4.306 07/31/25 143,008
180,000 4.307 07/31/25 178,759
156,000 4.307 07/31/25 154,925
24,000 4.308 07/31/25 23,835
145,000 4.309 07/31/25 144,001
108,000 4.310 07/31/25 107,256
264,000 4.310 07/31/25 262,181
144,000 4.315 07/31/25 143,008
96,000 4.320 07/31/25 95,338
372,000 4.320 07/31/25 369,436
116,000 4.324 07/31/25 115,201
121,000 4.328 07/31/25 120,166
204,000 3.964 08/07/25 202,426
680,000 3.964 08/07/25 674,754
170,000 3.978 08/07/25 168,688
238,000 3.986 08/07/25 236,164
440,000 4.000 08/07/25 436,605
693,000 4.016 08/07/25 687,653
310,000 4.022 08/07/25 307,608
403,000 4.022 08/07/25 399,891
1,023,000 4.022 08/07/25 1,015,107
136,000 4.029 08/07/25 134,951
238,000 4.029 08/07/25 236,164
1,020,000 4.033 08/07/25 1,012,130
272,000 4.033 08/07/25 269,901
136,000 4.033 08/07/25 134,951
490,000 4.061 08/07/25 486,219
297,000 4.065 08/07/25 294,709
340,000 4.076 08/07/25 337,377
510,000 4.120 08/07/25 506,065
68,000 4.147 08/07/25 67,475
408,000 4.162 08/07/25 404,852
170,000 4.178 08/07/25 168,688
170,000 4.184 08/07/25 168,688
1,156,000 4.202 08/07/25 1,147,081
204,000 4.202 08/07/25 202,426
340,000 4.220 08/07/25 337,377
204,000 4.229 08/07/25 202,426
442,000 4.233 08/07/25 438,590
1,972,000 4.236 08/07/25 1,956,785
374,000 4.236 08/07/25 371,114
306,000 4.237 08/07/25 303,639
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 612,000 4.237% 08/07/25 $ 607,278
714,000 4.237 08/07/25 708,491
1,666,000 4.237 08/07/25 1,653,146
1,156,000 4.237 08/07/25 1,147,081
102,000 4.238 08/07/25 101,213
136,000 4.238 08/07/25 134,951
306,000 4.238 08/07/25 303,639
476,000 4.238 08/07/25 472,327
510,000 4.238 08/07/25 506,065
680,000 4.241 08/07/25 674,754
374,000 4.242 08/07/25 371,114
680,000 4.242 08/07/25 674,754
272,000 4.242 08/07/25 269,901
680,000 4.242 08/07/25 674,754
408,000 4.243 08/07/25 404,852
340,000 4.243 08/07/25 337,377
544,000 4.243 08/07/25 539,803
280,000 4.243 08/07/25 277,840
272,000 4.244 08/07/25 269,901
297,000 4.245 08/07/25 294,709
238,000 4.245 08/07/25 236,164
442,000 4.245 08/07/25 438,590
306,000 4.246 08/07/25 303,639
2,339,000 4.248 08/07/25 2,320,954
204,000 4.248 08/07/25 202,426
204,000 4.248 08/07/25 202,426
578,000 4.249 08/07/25 573,541
1,632,000 4.249 08/07/25 1,619,409
680,000 4.252 08/07/25 674,754
1,292,000 4.252 08/07/25 1,282,032
918,000 4.253 08/07/25 910,917
1,054,000 4.254 08/07/25 1,045,868
952,000 4.255 08/07/25 944,655
630,000 4.256 08/07/25 625,139
374,000 4.256 08/07/25 371,114
306,000 4.257 08/07/25 303,639
136,000 4.257 08/07/25 134,951
272,000 4.258 08/07/25 269,901
170,000 4.259 08/07/25 168,688
136,000 4.259 08/07/25 134,951
144,000 4.262 08/07/25 142,889
272,000 4.262 08/07/25 269,901
204,000 4.263 08/07/25 202,426
231,000 4.264 08/07/25 229,218
330,000 4.264 08/07/25 327,454
340,000 4.267 08/07/25 337,377
510,000 4.267 08/07/25 506,065
816,000 4.269 08/07/25 809,704
264,000 4.273 08/07/25 261,963
198,000 4.273 08/07/25 196,472
297,000 4.273 08/07/25 294,709
272,000 4.278 08/07/25 269,901
204,000 4.280 08/07/25 202,426
1,088,000 4.280 08/07/25 1,079,606
2,006,000 4.280 08/07/25 1,990,523
272,000 4.284 08/07/25 269,901
170,000 4.285 08/07/25 168,688
1,221,000 4.286 08/07/25 1,211,580
4,093,000 4.289 08/07/25 4,061,421
408,000 4.291 08/07/25 404,852

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 68,000 4.291% 08/07/25 $ 67,475
408,000 4.292 08/07/25 404,852
510,000 4.294 08/07/25 506,065
170,000 4.294 08/07/25 168,688
748,000 4.297 08/07/25 742,229
408,000 4.298 08/07/25 404,852
102,000 4.298 08/07/25 101,213
238,000 4.298 08/07/25 236,164
612,000 4.299 08/07/25 607,278
185,000 4.300 08/07/25 183,573
170,000 4.301 08/07/25 168,688
748,000 4.303 08/07/25 742,229
306,000 4.303 08/07/25 303,639
476,000 4.304 08/07/25 472,327
170,000 4.304 08/07/25 168,688
170,000 4.305 08/07/25 168,688
408,000 4.305 08/07/25 404,852
306,000 4.305 08/07/25 303,639
782,000 4.309 08/07/25 775,967
136,000 4.309 08/07/25 134,951
408,000 4.311 08/07/25 404,852
442,000 4.313 08/07/25 438,590
510,000 4.313 08/07/25 506,065
68,000 4.316 08/07/25 67,475
306,000 4.320 08/07/25 303,639
204,000 4.320 08/07/25 202,426
136,000 4.320 08/07/25 134,951
660,000 4.321 08/07/25 654,908
132,000 4.321 08/07/25 130,982
1,054,000 4.324 08/07/25 1,045,868
272,000 4.324 08/07/25 269,901
136,000 4.325 08/07/25 134,951
68,000 4.327 08/07/25 67,475
66,000 4.327 08/07/25 65,491
132,000 4.329 08/07/25 130,982
68,000 4.332 08/07/25 67,475
170,000 4.332 08/07/25 168,688
335,000 4.337 08/07/25 332,415
990,000 4.337 08/07/25 982,362
330,000 4.341 08/07/25 327,454
102,000 4.343 08/07/25 101,213
297,000 4.357 08/07/25 294,709
306,000 4.362 08/07/25 303,639
170,000 4.362 08/07/25 168,688
264,000 4.382 08/07/25 261,963
138,000 4.388 08/07/25 136,935
66,000 4.394 08/07/25 65,491
297,000 4.404 08/07/25 294,709
264,000 4.404 08/07/25 261,963
230,000 4.407 08/07/25 228,225
368,000 4.407 08/07/25 365,161
340,000 4.407 08/07/25 337,377
272,000 4.407 08/07/25 269,901
330,000 4.408 08/07/25 327,454
561,000 4.408 08/07/25 556,672
264,000 4.408 08/07/25 261,963
204,000 4.414 08/07/25 202,426
170,000 4.416 08/07/25 168,688
129,695,500 4.458 08/07/25 128,694,853
384,000 4.279 08/12/25 380,807
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 80,000 4.279% 08/12/25 $ 79,335
80,000 4.286 08/12/25 79,335
416,000 4.299 08/12/25 412,541
368,000 4.301 08/12/25 364,940
44,718,000 4.303 08/12/25 44,346,130
45,754,000 4.303 08/12/25 45,373,515
80,000 4.310 08/12/25 79,335
85,000 4.311 08/12/25 84,293
144,000 4.328 08/12/25 142,803
64,000 4.330 08/12/25 63,468
80,000 4.335 08/12/25 79,335
714,000 4.190 08/14/25 707,902
126,000 4.190 08/14/25 124,924
176,000 4.212 08/14/25 174,497
320,000 4.212 08/14/25 317,267
128,000 4.212 08/14/25 126,907
126,000 4.214 08/14/25 124,924
256,000 4.227 08/14/25 253,814
272,000 4.228 08/14/25 269,677
768,000 4.228 08/14/25 761,441
144,000 4.228 08/14/25 142,770
168,000 4.229 08/14/25 166,565
96,000 4.232 08/14/25 95,180
928,000 4.234 08/14/25 920,074
176,000 4.234 08/14/25 174,497
112,000 4.237 08/14/25 111,043
384,000 4.237 08/14/25 380,720
210,000 4.241 08/14/25 208,207
252,000 4.241 08/14/25 249,848
144,000 4.242 08/14/25 142,770
336,000 4.246 08/14/25 333,130
288,000 4.246 08/14/25 285,540
784,000 4.246 08/14/25 777,304
544,000 4.246 08/14/25 539,354
144,000 4.248 08/14/25 142,770
64,000 4.248 08/14/25 63,453
64,000 4.248 08/14/25 63,453
80,000 4.248 08/14/25 79,317
231,000 4.249 08/14/25 229,027
128,000 4.251 08/14/25 126,907
1,088,000 4.253 08/14/25 1,078,708
160,000 4.260 08/14/25 158,634
66,000 4.261 08/14/25 65,436
240,000 4.262 08/14/25 237,950
126,000 4.265 08/14/25 124,924
189,000 4.267 08/14/25 187,386
315,000 4.267 08/14/25 312,310
592,000 4.275 08/14/25 586,944
31,389,800 4.276 08/14/25 31,121,717
105,000 4.282 08/14/25 104,103
483,000 4.283 08/14/25 478,875
105,000 4.284 08/14/25 104,103
105,000 4.284 08/14/25 104,103
462,000 4.287 08/14/25 458,054
252,000 4.290 08/14/25 249,848
252,000 4.299 08/14/25 249,848
105,000 4.299 08/14/25 104,103
252,000 4.299 08/14/25 249,848
189,000 4.299 08/14/25 187,386
189,000 4.301 08/14/25 187,386

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 462,000 4.301% 08/14/25 $ 458,054
273,000 4.301 08/14/25 270,668
315,000 4.301 08/14/25 312,310
74,647,900 4.307 08/14/25 74,010,374
115,000 4.307 08/14/25 114,018
42,000 4.317 08/14/25 41,641
651,000 4.326 08/14/25 645,440
168,000 4.326 08/14/25 166,565
207,000 4.326 08/14/25 205,232
189,000 4.329 08/14/25 187,386
84,000 4.332 08/14/25 83,283
105,000 4.343 08/14/25 104,103
240,000 4.283 08/19/25 237,810
144,000 4.283 08/19/25 142,686
80,000 4.297 08/19/25 79,270
80,000 4.298 08/19/25 79,270
80,000 4.301 08/19/25 79,270
144,000 4.301 08/19/25 142,686
192,000 4.301 08/19/25 190,248
44,718,000 4.305 08/19/25 44,309,981
45,833,400 4.305 08/19/25 45,415,204
85,000 4.309 08/19/25 84,224
368,000 4.310 08/19/25 364,642
80,000 4.313 08/19/25 79,270
80,000 4.344 08/19/25 79,270
64,000 4.347 08/19/25 63,416
144,000 4.352 08/19/25 142,686
48,000 4.182 08/21/25 47,551
272,000 4.182 08/21/25 269,455
80,000 4.214 08/21/25 79,251
96,000 4.214 08/21/25 95,102
66,000 4.217 08/21/25 65,382
88,000 4.222 08/21/25 87,176
48,000 4.233 08/21/25 47,551
48,000 4.246 08/21/25 47,551
64,000 4.248 08/21/25 63,401
96,000 4.289 08/21/25 95,102
72,000 4.305 08/21/25 71,326
176,000 4.305 08/21/25 174,353
64,000 4.309 08/21/25 63,401
248,000 4.309 08/21/25 245,679
96,000 4.310 08/21/25 95,102
16,000 4.311 08/21/25 15,850
78,000 4.313 08/21/25 77,270
224,000 4.320 08/21/25 221,904
18,312,400 4.321 08/21/25 18,141,030
28,128,000 4.349 08/21/25 27,864,774
423,000 4.281 08/26/25 418,782
705,000 4.281 08/26/25 697,970
240,000 4.304 08/26/25 237,607
25,000,000 4.304 08/26/25 24,750,726
100,000,000 4.304 08/26/25 99,002,905
235,000 4.306 08/26/25 232,657
235,000 4.308 08/26/25 232,657
144,445,000 4.309 08/26/25 143,004,747
564,000 4.310 08/26/25 558,376
423,000 4.310 08/26/25 418,782
235,000 4.310 08/26/25 232,657
1,081,000 4.313 08/26/25 1,070,221
255,000 4.325 08/26/25 252,457
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 188,000 4.343% 08/26/25 $ 186,125
423,000 4.343 08/26/25 418,782
235,000 4.357 08/26/25 232,657
714,000 4.144 08/28/25 706,716
126,000 4.144 08/28/25 124,715
126,000 4.152 08/28/25 124,715
168,000 4.175 08/28/25 166,286
462,000 4.181 08/28/25 457,287
138,000 4.203 08/28/25 136,592
231,000 4.219 08/28/25 228,643
126,000 4.233 08/28/25 124,715
252,000 4.235 08/28/25 249,429
207,000 4.258 08/28/25 204,888
168,000 4.261 08/28/25 166,286
651,000 4.261 08/28/25 644,359
252,000 4.264 08/28/25 249,429
315,000 4.269 08/28/25 311,787
189,000 4.269 08/28/25 187,072
42,000 4.272 08/28/25 41,572
651,000 4.277 08/28/25 644,359
273,000 4.280 08/28/25 270,215
315,000 4.280 08/28/25 311,787
483,000 4.287 08/28/25 478,073
126,000 4.289 08/28/25 124,715
336,000 4.289 08/28/25 332,572
105,000 4.294 08/28/25 103,929
105,000 4.305 08/28/25 103,929
105,000 4.311 08/28/25 103,929
252,000 4.311 08/28/25 249,429
189,000 4.311 08/28/25 187,072
105,000 4.313 08/28/25 103,929
45,998,700 4.318 08/28/25 45,529,450
68,640,900 4.321 08/28/25 67,940,668
185,000 4.324 08/28/25 183,113
77,042,400 4.332 08/28/25 76,256,461
189,000 4.333 08/28/25 187,072
84,000 4.337 08/28/25 83,143
105,000 4.343 08/28/25 103,929
18,708,700 3.981 09/04/25 18,503,368
38,072,000 4.360 09/09/25 37,631,370
235,214,700 4.224 09/18/25 232,260,951
188,000 4.283 09/18/25 185,639
423,000 4.287 09/18/25 417,688
235,000 4.291 09/18/25 232,049
235,000 4.291 09/18/25 232,049
220,000 4.298 09/18/25 217,237
235,000 4.301 09/18/25 232,049
564,000 4.301 09/18/25 556,917
423,000 4.301 09/18/25 417,688
205,000 4.302 09/18/25 202,426
140,000 4.311 09/23/25 138,156
100,000,000 4.333 09/23/25 98,682,940
50,000,000 4.333 09/23/25 49,341,470
282,000 4.094 09/25/25 278,236
1,598,000 4.094 09/25/25 1,576,669
282,000 4.109 09/25/25 278,236
376,000 4.130 09/25/25 370,981
564,000 4.154 09/25/25 556,471
470,000 4.164 09/25/25 463,726
564,000 4.164 09/25/25 556,471

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 611,000 4.169% 09/25/25 $ 602,844
705,000 4.169 09/25/25 695,589
564,000 4.181 09/25/25 556,471
1,034,000 4.181 09/25/25 1,020,198
423,000 4.181 09/25/25 417,354
467,000 4.190 09/25/25 460,766
1,457,000 4.196 09/25/25 1,437,551
376,000 4.196 09/25/25 370,981
94,000 4.197 09/25/25 92,745
752,000 4.204 09/25/25 741,962
282,000 4.204 09/25/25 278,236
517,000 4.205 09/25/25 510,099
432,000 4.215 09/25/25 426,233
720,000 4.215 09/25/25 710,389
282,000 4.215 09/25/25 278,236
219,071,000 4.224 09/25/25 216,146,743
39,581,200 4.224 09/25/25 39,052,853
1,104,000 4.236 09/25/25 1,089,263
240,000 4.245 09/25/25 236,796
240,000 4.268 09/25/25 236,796
192,000 4.271 09/25/25 189,437
432,000 4.280 09/25/25 426,233
576,000 4.281 09/25/25 568,311
432,000 4.281 09/25/25 426,233
240,000 4.281 09/25/25 236,796
240,000 4.286 09/25/25 236,796
240,000 4.291 09/25/25 236,796
255,000 4.294 09/25/25 251,596
45,000,000 4.334 09/30/25 44,374,720
184,000 4.102 10/02/25 181,395
138,000 4.103 10/02/25 136,046
782,000 4.103 10/02/25 770,927
138,000 4.122 10/02/25 136,046
184,000 4.141 10/02/25 181,395
253,000 4.141 10/02/25 249,418
460,000 4.141 10/02/25 453,487
897,000 4.154 10/02/25 884,299
1,127,000 4.154 10/02/25 1,111,043
782,000 4.154 10/02/25 770,927
138,000 4.155 10/02/25 136,046
1,603,000 4.157 10/02/25 1,580,303
368,000 4.162 10/02/25 362,789
276,000 4.162 10/02/25 272,092
207,000 4.165 10/02/25 204,069
230,000 4.165 10/02/25 226,743
276,000 4.165 10/02/25 272,092
1,334,000 4.166 10/02/25 1,315,112
253,000 4.166 10/02/25 249,418
207,000 4.173 10/02/25 204,069
99,000 4.173 10/02/25 97,598
276,000 4.174 10/02/25 272,092
46,000 4.174 10/02/25 45,349
92,000 4.175 10/02/25 90,697
207,000 4.175 10/02/25 204,069
207,000 4.176 10/02/25 204,069
1,104,000 4.178 10/02/25 1,088,368
391,000 4.178 10/02/25 385,464
345,000 4.183 10/02/25 340,115
299,000 4.183 10/02/25 294,766
207,000 4.188 10/02/25 204,069
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 506,000 4.188% 10/02/25 $ 498,835
138,000 4.188 10/02/25 136,046
368,000 4.189 10/02/25 362,789
184,000 4.189 10/02/25 181,395
345,000 4.192 10/02/25 340,115
253,000 4.195 10/02/25 249,418
851,000 4.198 10/02/25 838,951
161,000 4.198 10/02/25 158,720
552,000 4.198 10/02/25 544,184
230,000 4.199 10/02/25 226,743
322,000 4.201 10/02/25 317,441
713,000 4.208 10/02/25 702,904
184,000 4.208 10/02/25 181,395
230,000 4.218 10/02/25 226,743
138,000 4.220 10/02/25 136,046
216,000 4.224 10/02/25 212,942
360,000 4.224 10/02/25 354,903
184,000 4.227 10/02/25 181,395
115,000 4.233 10/02/25 113,372
230,000 4.233 10/02/25 226,743
552,000 4.240 10/02/25 544,184
120,000 4.253 10/02/25 118,301
115,000 4.259 10/02/25 113,372
92,000 4.261 10/02/25 90,697
96,000 4.267 10/02/25 94,641
216,000 4.268 10/02/25 212,942
68,369,500 4.274 10/02/25 67,401,442
22,819,700 4.274 10/02/25 22,496,591
120,000 4.275 10/02/25 118,301
92,000 4.281 10/02/25 90,697
460,000 4.281 10/02/25 453,487
120,000 4.283 10/02/25 118,301
21,056,200 4.285 10/02/25 20,758,061
216,000 4.292 10/02/25 212,942
120,000 4.292 10/02/25 118,301
288,000 4.292 10/02/25 283,922
125,000 4.297 10/02/25 123,230
690,000 4.306 10/02/25 680,230
120,000 4.307 10/02/25 118,301
230,000 4.308 10/02/25 226,743
94,396,000 4.190 10/09/25 92,986,529
408,000 4.190 10/09/25 401,908
391,000 4.228 10/09/25 385,162
85,000 4.231 10/09/25 83,731
85,000 4.250 10/09/25 83,731
153,000 4.260 10/09/25 150,715
68,000 4.260 10/09/25 66,985
85,000 4.275 10/09/25 83,731
204,000 4.275 10/09/25 200,954
85,000 4.275 10/09/25 83,731
153,000 4.275 10/09/25 150,715
90,000 4.289 10/09/25 88,656
85,000 4.295 10/09/25 83,731
118,082,000 4.193 10/16/25 116,221,213
189,000 4.194 10/16/25 186,022
315,000 4.194 10/16/25 310,036
483,000 4.237 10/16/25 475,389
105,000 4.245 10/16/25 103,345
84,000 4.265 10/16/25 82,676
189,000 4.265 10/16/25 186,022

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 105,000 4.266% 10/16/25 $ 103,345
105,000 4.281 10/16/25 103,345
441,000 4.284 10/16/25 434,051
105,000 4.284 10/16/25 103,345
105,000 4.296 10/16/25 103,345
110,000 4.297 10/16/25 108,267
118,082,000 4.191 10/23/25 116,131,496
189,000 4.195 10/23/25 185,878
315,000 4.195 10/23/25 309,797
483,000 4.235 10/23/25 475,022
105,000 4.244 10/23/25 103,266
189,000 4.247 10/23/25 185,878
84,000 4.251 10/23/25 82,612
105,000 4.251 10/23/25 103,266
105,000 4.277 10/23/25 103,266
105,000 4.282 10/23/25 103,266
441,000 4.282 10/23/25 433,715
110,000 4.287 10/23/25 108,183
105,000 4.289 10/23/25 103,266
132,000 4.015 10/30/25 129,707
748,000 4.015 10/30/25 735,008
132,000 4.050 10/30/25 129,707
176,000 4.071 10/30/25 172,943
1,563,000 4.080 10/30/25 1,535,853
253,000 4.090 10/30/25 248,606
460,000 4.090 10/30/25 452,011
184,000 4.090 10/30/25 180,804
264,000 4.090 10/30/25 259,415
220,000 4.090 10/30/25 216,179
1,540,000 4.091 10/30/25 1,513,253
396,000 4.091 10/30/25 389,122
748,000 4.091 10/30/25 735,008
198,000 4.103 10/30/25 194,561
264,000 4.106 10/30/25 259,415
330,000 4.117 10/30/25 324,268
286,000 4.117 10/30/25 281,033
242,000 4.118 10/30/25 237,797
224,000 4.118 10/30/25 220,109
1,334,000 4.126 10/30/25 1,310,831
253,000 4.126 10/30/25 248,606
138,000 4.132 10/30/25 135,603
264,000 4.133 10/30/25 259,415
368,000 4.137 10/30/25 361,608
484,000 4.137 10/30/25 475,594
198,000 4.137 10/30/25 194,561
207,000 4.141 10/30/25 203,405
96,000 4.151 10/30/25 94,333
207,000 4.154 10/30/25 203,405
132,000 4.160 10/30/25 129,707
814,000 4.162 10/30/25 799,862
1,104,000 4.163 10/30/25 1,084,825
391,000 4.163 10/30/25 384,209
552,000 4.164 10/30/25 542,413
161,000 4.164 10/30/25 158,204
176,000 4.164 10/30/25 172,943
682,000 4.164 10/30/25 670,155
230,000 4.164 10/30/25 226,005
368,000 4.170 10/30/25 361,608
138,000 4.170 10/30/25 135,603
184,000 4.171 10/30/25 180,804
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 44,000 4.177% 10/30/25 $ 43,236
36,169,000 4.178 10/30/25 35,540,804
207,000 4.178 10/30/25 203,405
92,000 4.178 10/30/25 90,402
345,000 4.183 10/30/25 339,008
154,000 4.185 10/30/25 151,325
286,000 4.185 10/30/25 281,033
435,000 4.188 10/30/25 427,445
261,000 4.188 10/30/25 256,467
594,000 4.193 10/30/25 583,683
345,000 4.193 10/30/25 339,008
440,000 4.208 10/30/25 432,358
184,000 4.214 10/30/25 180,804
115,000 4.215 10/30/25 113,003
207,000 4.216 10/30/25 203,405
138,000 4.217 10/30/25 135,603
667,000 4.220 10/30/25 655,415
286,000 4.221 10/30/25 281,033
184,000 4.221 10/30/25 180,804
308,000 4.223 10/30/25 302,651
145,000 4.229 10/30/25 142,482
220,000 4.230 10/30/25 216,179
138,000 4.237 10/30/25 135,603
145,000 4.239 10/30/25 142,482
261,000 4.245 10/30/25 256,467
88,000 4.254 10/30/25 86,472
230,000 4.256 10/30/25 226,005
220,000 4.258 10/30/25 216,179
276,000 4.260 10/30/25 271,206
138,000 4.260 10/30/25 135,603
644,000 4.263 10/30/25 632,815
116,000 4.265 10/30/25 113,985
176,000 4.267 10/30/25 172,943
220,000 4.267 10/30/25 216,179
184,000 4.270 10/30/25 180,804
2,735,000 4.279 10/30/25 2,687,498
322,000 4.282 10/30/25 316,407
138,000 4.282 10/30/25 135,603
440,000 4.285 10/30/25 432,358
88,000 4.285 10/30/25 86,472
261,000 4.288 10/30/25 256,467
348,000 4.288 10/30/25 341,956
145,000 4.288 10/30/25 142,482
145,000 4.290 10/30/25 142,482
145,000 4.291 10/30/25 142,482
660,000 4.296 10/30/25 648,537
92,000 4.296 10/30/25 90,402
207,000 4.296 10/30/25 203,405
322,000 4.296 10/30/25 316,407
345,000 4.296 10/30/25 339,008
69,000 4.296 10/30/25 67,802
185,000 4.301 10/30/25 181,787
32,094,000 4.316 10/30/25 31,536,580
44,000 4.321 10/30/25 43,236
15,638,000 4.321 10/30/25 15,366,394
276,000 4.329 10/30/25 271,206
46,000 4.329 10/30/25 45,201
82,165,000 4.361 10/30/25 80,737,930
33,000 4.366 10/30/25 32,427
16,000 4.376 10/30/25 15,722

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 176,000 4.382% 10/30/25 $ 172,943
33,000 4.390 10/30/25 32,427
88,000 4.390 10/30/25 86,472
22,000 4.390 10/30/25 21,618
64,000 4.393 10/30/25 62,888
136,000 4.393 10/30/25 133,638
80,000 4.393 10/30/25 78,611
64,000 4.421 10/30/25 62,888
48,000 4.421 10/30/25 47,166
24,000 4.421 10/30/25 23,583
115,000 4.285 11/13/25 112,828
125,000,000 4.312 11/13/25 122,638,817
115,000 4.296 11/20/25 112,731
25,000,000 4.312 11/20/25 24,506,743
100,000,000 4.312 11/20/25 98,026,970
165,000 4.298 11/28/25 161,594
145,228,800 4.312 11/28/25 142,230,878
34,771,200 4.365 11/28/25 34,053,427
296,000 3.887 12/26/25 289,056
1,258,000 3.947 12/26/25 1,228,486
222,000 3.947 12/26/25 216,792
222,000 3.954 12/26/25 216,792
444,000 3.987 12/26/25 433,583
370,000 3.987 12/26/25 361,319
444,000 3.999 12/26/25 433,583
1,064,000 4.025 12/26/25 1,039,038
418,000 4.025 12/26/25 408,193
407,000 4.031 12/26/25 397,451
912,000 4.033 12/26/25 890,604
666,000 4.037 12/26/25 650,375
1,258,000 4.037 12/26/25 1,228,486
777,000 4.037 12/26/25 758,771
1,813,000 4.037 12/26/25 1,770,465
814,000 4.037 12/26/25 794,903
333,000 4.037 12/26/25 325,187
481,000 4.042 12/26/25 469,715
555,000 4.042 12/26/25 541,979
592,000 4.045 12/26/25 578,111
371,000 4.049 12/26/25 362,296
296,000 4.057 12/26/25 289,056
1,147,000 4.057 12/26/25 1,120,090
222,000 4.060 12/26/25 216,792
2,588,000 4.068 12/26/25 2,527,283
444,000 4.071 12/26/25 433,583
74,000 4.073 12/26/25 72,264
333,000 4.074 12/26/25 325,187
159,000 4.079 12/26/25 155,270
407,000 4.080 12/26/25 397,451
2,146,000 4.080 12/26/25 2,095,653
888,000 4.082 12/26/25 867,167
259,000 4.082 12/26/25 252,924
228,000 4.091 12/26/25 222,651
608,000 4.091 12/26/25 593,736
152,000 4.094 12/26/25 148,434
190,000 4.094 12/26/25 185,542
333,000 4.094 12/26/25 325,187
2,405,000 4.095 12/26/25 2,348,576
222,000 4.099 12/26/25 216,792
148,000 4.104 12/26/25 144,528
333,000 4.104 12/26/25 325,187
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 1,369,000 4.109% 12/26/25 $ 1,336,882
370,000 4.111 12/26/25 361,319
555,000 4.119 12/26/25 541,979
874,000 4.120 12/26/25 853,495
296,000 4.120 12/26/25 289,056
190,000 4.125 12/26/25 185,542
259,000 4.148 12/26/25 252,924
481,000 4.148 12/26/25 469,715
342,000 4.156 12/26/25 333,976
304,000 4.160 12/26/25 296,868
190,000 4.161 12/26/25 185,542
380,000 4.161 12/26/25 371,085
190,000 4.173 12/26/25 185,542
999,000 4.181 12/26/25 975,562
190,000 4.187 12/26/25 185,542
152,000 4.190 12/26/25 148,434
740,000 4.190 12/26/25 722,639
222,000 4.195 12/26/25 216,792
222,000 4.198 12/26/25 216,792
333,000 4.211 12/26/25 325,187
481,000 4.213 12/26/25 469,715
177,125,000 4.215 12/26/25 172,969,474
190,000 4.216 12/26/25 185,542
518,000 4.219 12/26/25 505,847
190,000 4.223 12/26/25 185,542
456,000 4.223 12/26/25 445,302
190,000 4.223 12/26/25 185,542
342,000 4.223 12/26/25 333,976
370,000 4.229 12/26/25 361,319
148,000 4.234 12/26/25 144,528
200,000 4.236 12/26/25 195,308
370,000 4.241 12/26/25 361,319
296,000 4.241 12/26/25 289,056
740,000 4.260 12/26/25 722,639
148,000 4.260 12/26/25 144,528
1,110,000 4.282 12/26/25 1,083,958
216,000 3.890 01/22/26 210,343
162,000 3.928 01/22/26 157,757
918,000 3.928 01/22/26 893,956
162,000 3.952 01/22/26 157,757
270,000 3.994 01/22/26 262,928
324,000 3.994 01/22/26 315,514
216,000 4.009 01/22/26 210,343
540,000 4.009 01/22/26 525,856
297,000 4.009 01/22/26 289,221
243,000 4.013 01/22/26 236,635
405,000 4.013 01/22/26 394,392
756,000 4.014 01/22/26 736,199
324,000 4.021 01/22/26 315,514
594,000 4.039 01/22/26 578,442
243,000 4.039 01/22/26 236,635
324,000 4.044 01/22/26 315,514
162,000 4.047 01/22/26 157,757
1,859,000 4.048 01/22/26 1,810,310
486,000 4.050 01/22/26 473,271
918,000 4.050 01/22/26 893,956
1,890,000 4.050 01/22/26 1,840,498
297,000 4.053 01/22/26 289,221
1,566,000 4.068 01/22/26 1,524,984
297,000 4.068 01/22/26 289,221

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 243,000 4.071% 01/22/26 $ 236,635
267,000 4.071 01/22/26 260,007
114,000 4.082 01/22/26 111,014
54,000 4.084 01/22/26 52,586
432,000 4.089 01/22/26 420,685
135,000 4.095 01/22/26 131,464
999,000 4.100 01/22/26 972,834
432,000 4.100 01/22/26 420,685
162,000 4.100 01/22/26 157,757
162,000 4.101 01/22/26 157,757
216,000 4.101 01/22/26 210,343
837,000 4.101 01/22/26 815,078
243,000 4.102 01/22/26 236,635
621,000 4.104 01/22/26 604,735
648,000 4.104 01/22/26 631,028
189,000 4.104 01/22/26 184,050
270,000 4.118 01/22/26 262,928
108,000 4.121 01/22/26 105,171
135,000 4.121 01/22/26 131,464
459,000 4.122 01/22/26 446,978
1,296,000 4.122 01/22/26 1,262,056
243,000 4.132 01/22/26 236,635
108,000 4.132 01/22/26 105,171
405,000 4.133 01/22/26 394,392
216,000 4.147 01/22/26 210,343
216,000 4.151 01/22/26 210,343
135,000 4.157 01/22/26 131,464
270,000 4.157 01/22/26 262,928
135,000 4.165 01/22/26 131,464
135,000 4.173 01/22/26 131,464
108,000 4.190 01/22/26 105,171
243,000 4.194 01/22/26 236,635
145,000 4.195 01/22/26 141,202
135,000 4.197 01/22/26 131,464
324,000 4.199 01/22/26 315,514
243,000 4.199 01/22/26 236,635
135,000 4.199 01/22/26 131,464
130,020,000 4.205 01/22/26 126,614,551
370,500 4.205 01/22/26 360,796
135,000 4.211 01/22/26 131,464
270,000 4.226 01/22/26 262,928
364,000 4.226 01/22/26 354,466
108,000 4.248 01/22/26 105,171
108,000 4.273 01/22/26 105,171
540,000 4.273 01/22/26 525,856
810,000 4.289 01/22/26 788,785
176,000 3.885 02/19/26 170,859
748,000 3.928 02/19/26 726,151
132,000 3.928 02/19/26 128,144
132,000 3.951 02/19/26 128,144
484,000 3.996 02/19/26 469,862
207,000 4.004 02/19/26 200,953
345,000 4.004 02/19/26 334,922
198,000 4.008 02/19/26 192,216
484,000 4.008 02/19/26 469,862
176,000 4.012 02/19/26 170,859
242,000 4.012 02/19/26 234,931
440,000 4.012 02/19/26 427,147
286,000 4.033 02/19/26 277,646
330,000 4.033 02/19/26 320,361
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 264,000 4.034% 02/19/26 $ 256,288
748,000 4.041 02/19/26 726,151
1,078,000 4.041 02/19/26 1,046,511
858,000 4.041 02/19/26 832,937
132,000 4.054 02/19/26 128,144
264,000 4.056 02/19/26 256,288
1,536,000 4.058 02/19/26 1,491,133
242,000 4.067 02/19/26 234,931
115,000 4.067 02/19/26 111,641
198,000 4.068 02/19/26 192,216
44,000 4.074 02/19/26 42,715
1,276,000 4.081 02/19/26 1,238,727
242,000 4.081 02/19/26 234,931
352,000 4.083 02/19/26 341,718
132,000 4.089 02/19/26 128,144
352,000 4.089 02/19/26 341,718
96,000 4.089 02/19/26 93,196
220,000 4.097 02/19/26 213,574
198,000 4.098 02/19/26 192,216
529,000 4.100 02/19/26 513,548
110,000 4.103 02/19/26 106,787
88,000 4.103 02/19/26 85,429
814,000 4.107 02/19/26 790,223
132,000 4.108 02/19/26 128,144
176,000 4.110 02/19/26 170,859
682,000 4.110 02/19/26 662,078
154,000 4.124 02/19/26 149,502
528,000 4.124 02/19/26 512,577
220,000 4.126 02/19/26 213,574
1,056,000 4.131 02/19/26 1,025,154
374,000 4.131 02/19/26 363,075
330,000 4.139 02/19/26 320,361
198,000 4.141 02/19/26 192,216
88,000 4.141 02/19/26 85,429
176,000 4.150 02/19/26 170,859
115,000 4.167 02/19/26 111,641
110,050,000 4.182 02/19/26 106,835,378
92,000 4.187 02/19/26 89,313
120,000 4.192 02/19/26 116,495
598,000 4.194 02/19/26 580,532
207,000 4.198 02/19/26 200,953
115,000 4.205 02/19/26 111,641
115,000 4.221 02/19/26 111,641
208,000 3.869 03/19/26 201,316
884,000 3.898 03/19/26 855,595
156,000 3.898 03/19/26 150,987
156,000 3.917 03/19/26 150,987
11,144,200 3.942 03/19/26 10,786,107
260,000 3.948 03/19/26 251,646
312,000 3.948 03/19/26 301,975
261,000 3.976 03/19/26 252,613
435,000 3.976 03/19/26 421,022
572,000 3.996 03/19/26 553,620
234,000 3.996 03/19/26 226,481
312,000 4.004 03/19/26 301,975
390,000 4.010 03/19/26 377,468
338,000 4.010 03/19/26 327,139
52,000 4.033 03/19/26 50,329
286,000 4.041 03/19/26 276,810
312,000 4.041 03/19/26 301,975

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Bills – (continued)
U.S. Treasury Bills – (continued)
$ 145,000 4.059% 03/19/26 $ 140,341
162,000 4.061 03/19/26 156,795
432,000 4.061 03/19/26 418,119
265,000 4.069 03/19/26 256,485
208,000 4.074 03/19/26 201,316
806,000 4.074 03/19/26 780,101
667,000 4.075 03/19/26 645,568
156,000 4.080 03/19/26 150,987
145,910,800 4.092 03/19/26 141,222,299
145,000 4.161 03/19/26 140,341
155,000 4.179 03/19/26 150,019
116,000 4.179 03/19/26 112,273
754,000 4.187 03/19/26 729,772
261,000 4.192 03/19/26 252,613
145,000 4.200 03/19/26 140,341
145,000 4.213 03/19/26 140,341
119,657,000 3.906 04/16/26 115,480,819
110,000 4.151 04/16/26 106,161
252,000 4.167 04/16/26 243,205
189,000 4.167 04/16/26 182,404
105,000 4.167 04/16/26 101,335
105,000 4.191 04/16/26 101,335
5,329,205,740
TOTAL U.S. TREASURY BILLS
(Cost $5,329,199,548)
5,329,205,740
a
U.S. Treasury Notes - 11.7%
U.S. Treasury Notes
1,287,000 4.187 09/30/25 1,269,857
108,000 4.200 09/30/25 106,561
612,000 4.200 09/30/25 603,848
180,000 4.208 09/30/25 177,602
216,000 4.208 09/30/25 213,123
378,000 4.209 09/30/25 372,965
612,000 4.209 09/30/25 603,848
882,000 4.209 09/30/25 870,251
324,000 4.209 09/30/25 319,684
198,000 4.230 09/30/25 195,363
380,000 4.233 09/30/25 374,938
209,000 4.233 09/30/25 206,216
152,000 4.233 09/30/25 149,975
209,000 4.239 09/30/25 206,216
1,102,000 4.239 09/30/25 1,087,321
144,000 4.251 09/30/25 142,082
78,000 4.251 09/30/25 76,961
162,000 4.256 09/30/25 159,842
108,000 4.257 09/30/25 106,561
108,000 4.257 09/30/25 106,561
304,000 4.258 09/30/25 299,951
114,000 4.260 09/30/25 112,481
185,000 4.264 09/30/25 182,536
171,000 4.273 09/30/25 168,722
133,000 4.274 09/30/25 131,228
456,000 4.274 09/30/25 449,926
666,000 4.278 09/30/25 657,129
323,000 4.280 09/30/25 318,697
912,000 4.280 09/30/25 899,852
456,000 4.280 09/30/25 449,926
285,000 4.282 09/30/25 281,204
152,000 4.282 09/30/25 149,975
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 171,000 4.288% 09/30/25 $ 168,722
162,000 4.290 09/30/25 159,842
396,000 4.290 09/30/25 390,725
171,000 4.292 09/30/25 168,722
76,000 4.292 09/30/25 74,988
216,000 4.298 09/30/25 213,123
190,000 4.298 09/30/25 187,469
90,259,000 4.300 09/30/25 89,056,722
79,500 4.300 09/30/25 78,441
95,000 4.313 09/30/25 93,735
190,000 4.313 09/30/25 187,469
252,000 4.314 09/30/25 248,643
152,000 4.318 09/30/25 149,975
216,000 4.320 09/30/25 213,123
114,000 4.328 09/30/25 112,481
304,000 4.328 09/30/25 299,951
95,000 4.330 09/30/25 93,735
171,000 4.331 09/30/25 168,722
95,000 4.332 09/30/25 93,735
270,000 4.333 09/30/25 266,403
234,000 4.333 09/30/25 230,883
95,000 4.335 09/30/25 93,735
76,000 4.338 09/30/25 74,988
558,000 4.339 09/30/25 550,567
144,000 4.339 09/30/25 142,082
228,000 4.344 09/30/25 224,963
266,000 4.344 09/30/25 262,457
36,000 4.346 09/30/25 35,520
95,000 4.349 09/30/25 93,735
72,000 4.353 09/30/25 71,041
360,000 4.353 09/30/25 355,205
72,000 4.358 09/30/25 71,041
437,000 4.361 09/30/25 431,179
540,000 4.364 09/30/25 532,807
180,000 4.368 09/30/25 177,602
95,000 4.371 09/30/25 93,735
100,000 4.386 09/30/25 98,668
56,000 4.079 11/30/25 56,137
42,000 4.092 11/30/25 42,102
238,000 4.092 11/30/25 238,581
70,000 4.126 11/30/25 70,171
84,000 4.126 11/30/25 84,205
42,000 4.132 11/30/25 42,102
84,000 4.150 11/30/25 84,205
154,000 4.164 11/30/25 154,376
63,000 4.164 11/30/25 63,154
532,000 4.164 11/30/25 533,299
160,000 4.168 11/30/25 160,391
64,000 4.168 11/30/25 64,156
88,000 4.168 11/30/25 88,215
14,566,900 4.170 11/30/25 14,602,464
77,000 4.177 11/30/25 77,188
128,000 4.178 11/30/25 128,312
48,000 4.180 11/30/25 48,117
33,000 4.183 11/30/25 33,081
552,000 4.190 11/30/25 553,348
84,000 4.200 11/30/25 84,205
28,952,800 4.200 11/30/25 29,023,485
72,000 4.210 11/30/25 72,176
105,000 4.212 11/30/25 105,256

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 91,000 4.212% 11/30/25 $ 91,222
32,000 4.213 11/30/25 32,078
40,000 4.213 11/30/25 40,098
112,000 4.219 11/30/25 112,273
442,000 3.997 01/31/26 441,819
78,000 3.997 01/31/26 77,968
442,000 4.000 01/31/26 437,243
78,000 4.000 01/31/26 77,161
104,000 4.005 01/31/26 102,881
104,000 4.011 01/31/26 103,957
78,000 4.037 01/31/26 77,161
286,000 4.039 01/31/26 285,883
130,000 4.048 01/31/26 128,601
156,000 4.048 01/31/26 154,321
78,000 4.048 01/31/26 77,968
364,000 4.086 01/31/26 360,083
143,000 4.086 01/31/26 141,461
921,000 4.098 01/31/26 920,622
117,000 4.102 01/31/26 115,741
286,000 4.102 01/31/26 282,922
234,000 4.103 01/31/26 233,904
637,000 4.103 01/31/26 636,739
442,000 4.103 01/31/26 441,819
273,000 4.103 01/31/26 272,888
637,000 4.104 01/31/26 630,145
273,000 4.104 01/31/26 270,062
442,000 4.104 01/31/26 437,243
234,000 4.104 01/31/26 231,482
126,000 4.105 01/31/26 125,948
210,000 4.106 01/31/26 209,914
507,000 4.106 01/31/26 506,792
143,000 4.107 01/31/26 141,461
126,000 4.107 01/31/26 124,644
210,000 4.107 01/31/26 207,740
156,000 4.108 01/31/26 155,936
117,000 4.108 01/31/26 116,952
117,000 4.111 01/31/26 116,952
286,000 4.111 01/31/26 285,883
921,000 4.111 01/31/26 911,088
117,000 4.111 01/31/26 115,741
169,000 4.115 01/31/26 167,181
195,000 4.115 01/31/26 192,901
156,000 4.117 01/31/26 154,321
143,000 4.117 01/31/26 142,941
26,000 4.119 01/31/26 25,989
78,000 4.120 01/31/26 77,968
195,000 4.121 01/31/26 194,920
169,000 4.121 01/31/26 168,931
208,000 4.126 01/31/26 205,762
132,000 4.127 01/31/26 130,579
117,000 4.130 01/31/26 115,741
78,000 4.131 01/31/26 77,161
143,000 4.132 01/31/26 141,461
754,000 4.132 01/31/26 745,886
132,000 4.134 01/31/26 131,946
78,000 4.134 01/31/26 77,161
208,000 4.135 01/31/26 207,915
57,000 4.136 01/31/26 56,387
156,000 4.138 01/31/26 154,321
117,000 4.139 01/31/26 116,952
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 70,000 4.140% 01/31/26 $ 69,247
26,000 4.143 01/31/26 25,720
322,000 4.149 01/31/26 318,535
57,000 4.149 01/31/26 56,977
65,000 4.150 01/31/26 64,300
52,000 4.150 01/31/26 51,440
754,000 4.156 01/31/26 753,691
143,000 4.156 01/31/26 142,941
156,000 4.157 01/31/26 155,936
78,000 4.158 01/31/26 77,968
52,000 4.159 01/31/26 51,440
117,000 4.159 01/31/26 115,741
195,000 4.159 01/31/26 192,901
286,000 4.160 01/31/26 282,922
52,000 4.162 01/31/26 51,979
65,000 4.162 01/31/26 64,973
221,000 4.164 01/31/26 218,622
624,000 4.164 01/31/26 617,285
130,000 4.165 01/31/26 128,601
70,000 4.166 01/31/26 69,971
481,000 4.169 01/31/26 475,824
312,000 4.170 01/31/26 311,872
91,000 4.170 01/31/26 90,963
221,000 4.170 01/31/26 220,909
624,000 4.170 01/31/26 623,744
91,000 4.171 01/31/26 90,021
312,000 4.171 01/31/26 308,642
195,000 4.174 01/31/26 194,920
104,000 4.174 01/31/26 103,957
52,000 4.174 01/31/26 51,979
117,000 4.174 01/31/26 116,952
322,000 4.177 01/31/26 321,868
481,000 4.177 01/31/26 480,803
104,000 4.178 01/31/26 102,881
403,000 4.178 01/31/26 398,663
78,000 4.185 01/31/26 77,968
208,000 4.185 01/31/26 207,915
104,000 4.186 01/31/26 102,881
130,000 4.194 01/31/26 129,947
104,000 4.195 01/31/26 103,957
403,000 4.195 01/31/26 402,835
41,018,000 4.208 01/31/26 40,576,576
25,000,000 4.208 01/31/26 24,730,957
25,000,000 4.223 01/31/26 24,989,746
41,774,000 4.223 01/31/26 41,756,866
70,000 4.225 01/31/26 69,247
126,000 4.232 01/31/26 124,644
56,000 4.233 01/31/26 55,397
70,000 4.240 01/31/26 69,247
126,000 4.240 01/31/26 124,644
168,000 4.240 01/31/26 166,192
70,000 4.251 01/31/26 69,247
70,000 4.283 01/31/26 69,247
70,000 4.289 01/31/26 69,247
70,000 4.313 01/31/26 69,971
30,000,000 4.213 02/15/26 29,945,508
15,000,000 3.958 03/15/26 15,042,773
15,000,000 3.930 03/31/26 14,583,398
15,000,000 3.934 03/31/26 14,763,281
50,000,000 4.203 04/15/26 49,809,570

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount
Interest
Rate
(a)
Maturity
Date Value
a
U.S. Treasury Notes – (continued)
U.S. Treasury Notes – (continued)
$ 50,000,000 4.192% 04/30/26 $ 48,481,445
50,000,000 4.197 04/30/26 49,202,148
50,000,000 4.213 04/30/26 50,305,664
120,000 4.175 05/15/26 117,176
30,000,000 4.193 05/15/26 29,293,945
100,000,000 4.194 05/15/26 97,646,484
707,911,593
TOTAL U.S. TREASURY NOTES
(Cost $708,097,783)
707,911,593
TOTAL INVESTMENTS - 99.9%
(Cost $6,037,297,331)
$ 6,037,117,333
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.1%
8,620,226
NET ASSETS - 100.0%
$ 6,045,737,559
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
U.S. Treasury Notes – 36.1%
U.S. Treasury Notes
$ 19,219,000 1.625%
(a)
05/15/26
$ 18,768,286
17,829,000 1.625
(a)
09/30/26
17,279,374
7,857,000 1.500
(a)
01/31/27
7,546,584
18,451,000 2.250
(a)
08/15/27
17,815,376
42,928,300 0.750
(a)
01/31/28
39,556,826
4,500,000 3.750
(a)
04/15/28
4,486,773
20,551,000 4.000
(a)
10/31/29
20,599,419
36,079,000 3.875
(a)
11/30/29
35,972,379
20,529,000 1.250
(a)
08/15/31
17,341,520
8,152,000 2.875
(a)
05/15/32
7,518,836
13,421,000 4.000
(a)
02/15/34
13,117,740
TOTAL U.S. TREASURY NOTES
(Cost $200,265,605)
200,003,113
a
Mortgage-Backed Securities – 24.7%
a
Federal Home Loan Mortgage Corporation
1,360,090 2.000
04/01/36
1,242,025
1,889,381 2.000
09/01/36
1,715,104
202,582 4.500
07/01/48
194,061
202,220 2.500
11/01/50
167,984
8,453,764 2.000
03/01/51
6,626,303
2,551,147 2.000
05/01/51
1,994,065
2,364,816 2.500
05/01/51
1,947,344
9,838,943 2.500
08/01/51
8,162,964
2,380,512 3.000
05/01/52
2,028,342
886,730 3.500
05/01/52
787,460
169,559 4.500
05/01/52
160,347
3,212,308 3.000
08/01/52
2,774,964
1,185,257 4.000
08/01/52
1,088,005
Federal National Mortgage Association
92,000 0.375
08/25/25
91,161
3,251,092 2.000
08/01/36
2,943,996
2,000,000 1.500 TBA-15yr
(b)
1,755,625
2,000,000 2.500 TBA-15yr
(b)
1,846,875
1,000,000 3.000 TBA-15yr
(b)
942,500
1,000,000 5.000 TBA-15yr
(b)
1,000,625
2,174,864 3.500
07/01/45
1,976,829
56,211 4.500
06/01/48
54,045
304,703 4.500
07/01/48
292,948
21,815 5.000
12/01/48
21,524
38,404 4.500
01/01/49
37,015
30,324 4.500
08/01/49
28,936
468,853 4.500
08/01/49
449,662
188,686 5.000
12/01/49
185,513
22,333 4.500
01/01/50
21,455
95,988 4.500
03/01/50
91,645
54,137 5.000
04/01/50
54,640
1,327,240 2.500
06/01/50
1,102,471
42,708 4.500
10/01/50
40,745
78,179 4.500
10/01/50
75,067
1,744,379 2.500
11/01/50
1,448,904
1,739,419 2.500
01/01/51
1,431,633
85,675 2.500
02/01/51
71,160
465,223 2.500
03/01/51
386,576
845,689 2.000
04/01/51
660,986
3,700,374 2.000
05/01/51
2,892,411
586,677 2.500
09/01/51
487,512
2,306,619 2.500
10/01/51
1,917,045
Principal
Amount Interest Rate Maturity Date Value
a
Mortgage-Backed Securities – (continued)
a
Federal National Mortgage Association – (continued)
$ 1,065,854 2.500%
11/01/51
$ 885,620
1,359,796 2.500
11/01/51
1,129,957
2,182,217 4.500
10/01/52
2,064,631
734,913 5.000
10/01/52
712,587
847,423 5.000
11/01/52
825,511
1,165,775 3.500
12/01/52
1,035,924
1,125,052 4.000
12/01/52
1,033,420
1,000,000 1.500 TBA-30yr
(b)
736,406
9,000,000 2.000 TBA-30yr
(b)
6,994,687
5,000,000 3.000 TBA-30yr
(b)
4,253,906
3,000,000 3.500 TBA-30yr
(b)
2,660,156
4,000,000 4.000 TBA-30yr
(b)
3,666,250
2,000,000 4.500 TBA-30yr
(b)
1,886,875
6,000,000 5.000 TBA-30yr
(b)
5,809,688
9,000,000 5.500 TBA-30yr
(b)
8,912,813
5,000,000 6.000 TBA-30yr
(b)
5,052,344
2,000,000 6.500 TBA-30yr
(b)
2,054,688
1,000,000 7.000 TBA-30yr
(b)
1,044,063
Government National Mortgage Association
43,332 5.000
12/20/48
42,784
23,364 5.000
05/20/49
23,012
242,824 3.000
09/20/49
212,461
84,431 4.500
03/20/50
79,719
44,665 5.000
05/20/50
44,624
183,548 4.000
09/20/50
170,727
2,810,555 2.000
11/20/50
2,259,416
644,071 3.000
07/20/51
561,952
3,004,657 2.000
09/20/51
2,416,037
5,003,823 2.500
09/20/51
4,194,680
1,987,951 4.500
10/20/52
1,894,519
1,563,733 4.000
05/20/53
1,440,953
1,000,000 2.000 TBA-30yr
(b)
803,281
1,000,000 2.500 TBA-30yr
(b)
837,656
4,000,000 3.000 TBA-30yr
(b)
3,483,750
5,000,000 3.500 TBA-30yr
(b)
4,449,219
2,000,000 4.500 TBA-30yr
(b)
1,886,875
3,000,000 5.000 TBA-30yr
(b)
2,910,000
4,000,000 5.500 TBA-30yr
(b)
3,971,875
2,000,000 6.000 TBA-30yr
(b)
2,020,313
1,000,000 6.500 TBA-30yr
(b)
1,021,719
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $138,530,239)
136,683,570
a
Corporate Obligations – 21.1%
Aerospace & Defense – 0.5%
Boeing Co. (The)
35,000 3.250
02/01/35
(c)
28,921
100,000 3.300
03/01/35
(c)
78,921
164,000 3.650
03/01/47
(c)
111,744
145,000 5.805
05/01/50
(c)
137,013
223,000 3.825
03/01/59
(c)
144,699
135,000 5.930
05/01/60
(c)
126,265
General Dynamics Corp.
215,000 3.625
04/01/30
(c)
207,811
L3Harris Technologies, Inc.
150,000 5.050
06/01/29
(c)
152,571
100,000 1.800
01/15/31
(c)
85,180

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Leidos, Inc.
$ 100,000 4.375%
05/15/30
(c)
$ 97,217
100,000 5.400
03/15/32
(c)
100,861
Lockheed Martin Corp.
239,000 5.250
01/15/33
(c)
245,230
200,000 5.700
11/15/54
(c)
198,400
Northrop Grumman Corp.
200,000 3.250
01/15/28
(c)
194,595
100,000 5.200
06/01/54
(c)
90,869
RTX Corp.
400,000 6.100
03/15/34
(c)
426,292
188,000 6.400
03/15/54
(c)
201,239
Textron, Inc.
80,000 3.000
06/01/30
(c)
73,238
100,000 2.450
03/15/31
(c)
87,313
2,788,379
Agriculture – 0.1%
Archer-Daniels-Midland Co.
50,000 5.375
09/15/35
50,925
300,000 4.500
03/15/49
(c)
248,610
Bunge Ltd. Finance Corp.
100,000 4.100
01/07/28
(c)
99,106
100,000 2.750
05/14/31
(c)
89,462
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl
94,000 5.500
01/15/30
(c)
95,064
583,167
Banks – 3.6%
American Express Co.
SOFR + 0.970%
52,000 5.389
07/28/27
(c)
52,475
SOFR + 1.835%
188,000 5.043
05/01/34
(c)
187,097
Bank of America Corp.
SOFR + 0.960%
57,000 1.734
07/22/27
(c)
55,184
(TSFR3M + 1.774%)
100,000 3.705
04/24/28
(c)
98,308
(TSFR3M + 1.302%)
142,000 3.419
12/20/28
(c)
137,901
(SOFR + 1.630%)
350,000 5.202
04/25/29
(c)
356,095
(SOFR + 2.150%)
180,000 2.592
04/29/31
(c)
162,755
SOFR + 1.650%
272,000 5.468
01/23/35
(c)
275,512
(US 5 Year CMT T-Note +
1.200%)
84,000 2.482
09/21/36
(c)
70,240
TSFR3M + 2.076%
144,000 4.244
04/24/38
(c)
127,848
100,000 7.750
05/14/38
117,068
Bank of America Corp. , MTN
(SOFR + 1.010%)
42,000 1.197
10/24/26
(c)
41,454
(TSFR3M + 1.322%)
80,000 3.559
04/23/27
(c)
79,235
75,000 3.248
10/21/27
(c)
73,175
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.040%)
$ 156,000 4.948%
07/22/28
(c)
$ 157,115
(TSFR3M + 1.472%)
300,000 3.974
02/07/30
(c)
293,199
(TSFR3M + 1.252%)
106,000 2.496
02/13/31
(c)
95,640
SOFR + 1.530%
40,000 1.898
07/23/31
(c)
34,704
SOFR + 1.930%
146,000 2.676
06/19/41
(c)
102,202
(TSFR3M + 3.412%)
154,000 4.083
03/20/51
(c)
119,808
(SOFR + 1.880%)
60,000 2.831
10/24/51
(c)
36,596
Bank of America Corp. , Series L
67,000 4.183
11/25/27
(c)
66,386
73,000 4.750
04/21/45
63,093
Bank of America Corp. , Series N
(SOFR + 1.650%)
42,000 3.483
03/13/52
(c)
29,124
Bank of New York Mellon Corp. (The)
(SOFR + 1.026%)
100,000 4.947
04/26/27
(c)
100,453
(SOFR + 0.887%)
191,000 4.942
02/11/31
(c)
192,657
Bank of New York Mellon Corp. (The) , MTN
14,000 2.800
05/04/26
(c)
13,810
234,000 3.400
01/29/28
(c)
229,502
16,000 1.800
07/28/31
(c)
13,683
Capital One Financial Corp.
(SOFR + 2.057%)
41,000 4.927
05/10/28
(c)
41,186
(SOFR + 1.337%)
95,000 2.359
07/29/32
(c)
78,554
50,000 6.700
11/29/32
(c)
53,816
(SOFR + 2.600%)
349,000 5.817
02/01/34
(c)
353,672
Charles Schwab Corp. (The)
(SOFR + 2.010%)
384,000 6.136
08/24/34
(c)
408,167
Citigroup, Inc.
(TSFR3M + 1.825%)
954,000 3.887
01/10/28
(c)
943,000
(SOFR + 1.364%)
400,000 5.174
02/13/30
(c)
405,075
(SOFR + 2.056%)
188,000 5.827
02/13/35
(c)
187,454
(SOFR + 1.447%)
478,000 5.449
06/11/35
(c)
479,130
Citizens Bank NA
376,000 3.750
02/18/26
(c)
373,281
Citizens Financial Group, Inc.
15,000 2.850
07/27/26
(c)
14,618
Discover Bank
147,000 3.450
07/27/26
(c)
144,844
Fifth Third Bancorp
88,000 2.550
05/05/27
(c)
84,845
144,000 3.950
03/14/28
(c)
142,146
40,000 8.250
03/01/38
46,834

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Huntington Bancshares, Inc.
(SOFR + 2.020%)
$ 100,000 6.208%
08/21/29
(c)
$ 104,126
JPMorgan Chase & Co.
40,000 7.625
10/15/26
41,708
155,000 8.000
04/29/27
164,813
80,000 4.250
10/01/27
79,792
100,000 8.750
09/01/30
117,434
160,000 5.500
10/15/40
159,009
15,000 5.400
01/06/42
14,721
80,000 5.625
08/16/43
79,313
40,000 4.850
02/01/44
36,440
SOFR + 0.800%
42,000 1.045
11/19/26
(c)
41,235
(TSFR3M + 1.599%)
356,000 3.782
02/01/28
(c)
351,298
(TSFR3M + 1.642%)
50,000 3.540
05/01/28
(c)
49,098
120,000 3.964
11/15/48
(c)
92,970
(SOFR + 1.990%)
371,000 4.851
07/25/28
(c)
372,654
(SOFR + 0.860%)
100,000 4.505
10/22/28
(c)
99,981
(TSFR3M + 1.592%)
40,000 4.452
12/05/29
(c)
39,782
(TSFR3M + 1.510%)
128,000 2.739
10/15/30
(c)
118,105
417,000 2.525
11/19/41
(c)
284,253
(SOFR + 1.040%)
100,000 4.603
10/22/30
(c)
99,511
(TSFR3M + 1.105%)
79,000 1.764
11/19/31
(c)
67,448
(SOFR + 1.180%)
100,000 2.545
11/08/32
(c)
86,985
(SOFR + 1.800%)
230,000 4.586
04/26/33
(c)
224,760
(SOFR + 2.080%)
100,000 4.912
07/25/33
(c)
99,092
(SOFR + 1.460%)
76,000 5.294
07/22/35
(c)
76,129
(TSFR3M + 1.622%)
152,000 3.882
07/24/38
(c)
131,014
(TSFR3M + 2.460%)
100,000 3.109
04/22/41
(c)
74,897
(SOFR + 1.550%)
133,000 5.534
11/29/45
(c)
130,630
(TSFR3M + 1.842%)
67,000 4.260
02/22/48
(c)
54,864
(SOFR + 2.440%)
165,000 3.109
04/22/51
(c)
107,960
(SOFR + 1.580%)
105,000 3.328
04/22/52
(c)
71,674
KeyCorp
(SOFRINDX + 2.420%)
290,000 6.401
03/06/35
(c)
304,906
M&T Bank Corp.
(SOFR + 1.850%)
100,000 5.053
01/27/34
(c)
96,866
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley
(SOFR + 0.879%)
$ 50,000 1.593%
05/04/27
(c)
$ 48,595
(SOFR + 1.555%)
500,000 5.320
07/19/35
(c)
497,729
(SOFR + 1.360%)
96,000 2.484
09/16/36
(c)
80,454
(SOFR + 1.485%)
30,000 3.217
04/22/42
(c)
22,109
Morgan Stanley , GMTN
16,000 3.875
01/27/26
15,922
100,000 4.350
09/08/26
99,442
Morgan Stanley , MTN
(SOFR + 3.120%)
2,000,000 3.622
04/01/31
(c)
1,895,610
(SOFR + 1.034%)
50,000 1.794
02/13/32
(c)
42,174
(SOFR + 1.870%)
543,000 5.250
04/21/34
(c)
542,456
244,000 4.375
01/22/47
201,900
(SOFR + 1.430%)
37,000 2.802
01/25/52
(c)
22,264
Northern Trust Corp.
50,000 1.950
05/01/30
(c)
44,365
(3M USD LIBOR + 1.131%)
100,000 3.375
05/08/32
(c)
96,902
PNC Bank NA
250,000 4.050
07/26/28
246,334
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.730%)
19,000 6.615
10/20/27
(c)
19,561
(SOFR + 0.979%)
50,000 2.307
04/23/32
(c)
43,205
(SOFR + 1.933%)
300,000 5.068
01/24/34
(c)
296,504
(SOFR + 2.284%)
188,000 6.875
10/20/34
(c)
206,386
(SOFR + 1.394%)
15,000 5.575
01/29/36
(c)
15,119
Regions Financial Corp.
(SOFR + 2.060%)
125,000 5.502
09/06/35
(c)
122,827
Santander Holdings USA, Inc.
80,000 4.400
07/13/27
(c)
79,394
(SOFR + 2.356%)
58,000 6.499
03/09/29
(c)
60,138
State Street Corp.
500,000 4.536
02/28/28
(c)
504,122
100,000 2.400
01/24/30
92,052
(SOFR + 1.484%)
300,000 5.684
11/21/29
(c)
311,720
(SOFR + 1.002%)
100,000 2.623
02/07/33
(c)
87,034
(SOFR + 1.490%)
500,000 3.031
11/01/34
(c)
457,506
Synchrony Financial
108,000 3.950
12/01/27
(c)
105,203
92,000 2.875
10/28/31
(c)
78,274

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. , MTN
(SOFR + 1.620%)
$ 272,000 5.435%
01/24/30
(c)
$ 278,711
(SOFR + 1.922%)
188,000 5.711
01/24/35
(c)
191,036
U.S. Bancorp
(SOFR + 1.230%)
100,000 4.653
02/01/29
(c)
100,286
(US 5 Year CMT T-Note +
0.950%)
100,000 2.491
11/03/36
(c)
83,400
U.S. Bancorp , MTN
80,000 3.900
04/26/28
(c)
79,263
80,000 3.000
07/30/29
(c)
75,006
40,000 1.375
07/22/30
(c)
34,133
U.S. Bancorp , Series X
140,000 3.150
04/27/27
(c)
137,163
US Bancorp
(SOFR + 2.020%)
100,000 5.775
06/12/29
(c)
101,410
Wells Fargo & Co.
42,000 3.000
04/22/26
41,431
120,000 5.606
01/15/44
112,720
60,000 3.900
05/01/45
46,276
Wells Fargo & Co. , MTN
(TSFR3M + 1.572%)
50,000 3.584
05/22/28
(c)
48,986
25,000 4.150
01/24/29
(c)
24,683
282,000 4.750
12/07/46
233,945
(TSFR3M + 1.432%)
52,000 2.879
10/30/30
(c)
47,948
(TSFR3M + 1.262%)
262,000 2.572
02/11/31
(c)
236,538
TSFR3M + 4.032%
340,000 4.478
04/04/31
(c)
334,443
Wells Fargo Bank NA
300,000 6.600
01/15/38
324,974
19,880,062
Basic Industry – 0.3%
Air Products and Chemicals, Inc.
150,000 4.600
02/08/29
(c)
151,542
Albemarle Corp.
50,000 4.650
06/01/27
(c)
49,416
Celanese  U.S. Holdings LLC
94,000 7.200
11/15/33
(c)
98,465
Dow Chemical Co. (The)
200,000 4.375
11/15/42
(c)
157,243
60,000 3.600
11/15/50
(c)
39,250
DuPont de Nemours, Inc.
100,000 4.725
11/15/28
(c)
101,277
Huntsman International LLC
50,000 4.500
05/01/29
(c)
46,861
Linde, Inc.
61,000 1.100
08/10/30
(c)
51,907
LYB International Finance III LLC
40,000 2.250
10/01/30
(c)
34,972
271,000 3.625
04/01/51
(c)
176,598
RPM International, Inc.
150,000 4.250
01/15/48
(c)
119,117
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Basic Industry – (continued)
Sherwin-Williams Co. (The)
$ 188,000 3.450%
06/01/27
(c)
$ 184,521
Westlake Corp.
175,000 3.125
08/15/51
(c)
103,085
1,314,254
Broadcasting – 0.0%
Discovery Communications LLC
190,000 5.300
05/15/49
(c)
131,836
100,000 4.000
09/15/55
(c)
54,096
185,932
Brokerage – 0.2%
Affiliated Managers Group, Inc.
130,000 3.300
06/15/30
(c)
121,046
BlackRock Funding, Inc.
234,000 4.600
07/26/27
(c)
235,956
Blackrock, Inc.
140,000 4.750
05/25/33
(c)
140,111
Cboe Global Markets, Inc.
82,000 3.650
01/12/27
(c)
80,981
CME Group, Inc.
100,000 4.150
06/15/48
(c)
81,972
Intercontinental Exchange, Inc.
94,000 4.600
03/15/33
(c)
92,557
Jefferies Financial Group, Inc.
40,000 4.850
01/15/27
40,240
40,000 4.150
01/23/30
38,636
84,000 6.250
01/15/36
85,509
20,000 6.500
01/20/43
20,184
937,192
Building Materials – 0.0%
Masco Corp.
50,000 1.500
02/15/28
(c)
46,020
Owens Corning
50,000 3.500
02/15/30
(c)
47,062
Vulcan Materials Co.
50,000 5.350
12/01/34
(c)
50,453
143,535
Capital Goods – 0.8%
3M Co.
50,000 2.375
08/26/29
(c)
46,048
Carlisle Cos., Inc.
100,000 3.750
12/01/27
(c)
97,793
Caterpillar Financial Services Corp. , MTN
50,000 3.600
08/12/27
49,324
Caterpillar, Inc.
50,000 3.803
08/15/42
40,323
304,000 3.250
04/09/50
(c)
208,576
CNH Industrial Capital LLC
50,000 1.450
07/15/26
(c)
48,158
Corning, Inc.
67,000 5.350
11/15/48
(c)
60,996
45,000 4.375
11/15/57
(c)
34,249
Cummins, Inc.
50,000 5.150
02/20/34
(c)
50,346
107,000 2.600
09/01/50
(c)
61,740
Deere & Co.
25,000 3.900
06/09/42
(c)
20,792

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
Deere & Co. – (continued)
$ 40,000 2.875%
09/07/49
(c)
$ 25,588
25,000 3.750
04/15/50
(c)
18,912
Dover Corp.
50,000 6.600
03/15/38
54,123
Eaton Corp.
200,000 4.150
03/15/33
(c)
191,524
Flowserve Corp.
140,000 3.500
10/01/30
(c)
129,342
Honeywell International, Inc.
100,000 2.700
08/15/29
(c)
93,428
188,000 1.950
06/01/30
(c)
166,456
Illinois Tool Works, Inc.
115,000 3.900
09/01/42
(c)
92,674
Ingersoll Rand, Inc.
90,000 5.176
06/15/29
(c)
91,709
Jabil, Inc.
9,000 4.250
05/15/27
(c)
8,933
80,000 3.600
01/15/30
(c)
75,306
John Deere Capital Corp. , MTN
90,000 4.800
01/09/26
90,074
290,000 4.750
01/20/28
293,915
35,000 2.800
07/18/29
33,032
80,000 2.450
01/09/30
73,597
Johnson Controls International PLC
100,000 4.500
02/15/47
(c)
81,481
Johnson Controls International PLC / Tyco Fire & Security
Finance SCA
100,000 5.500
04/19/29
(c)
103,256
100,000 2.000
09/16/31
(c)
84,600
Kennametal, Inc.
50,000 4.625
06/15/28
(c)
49,752
Lennox International, Inc.
50,000 5.500
09/15/28
(c)
51,379
Otis Worldwide Corp.
60,000 2.293
04/05/27
(c)
57,760
150,000 5.250
08/16/28
(c)
154,034
Quanta Services, Inc.
200,000 2.900
10/01/30
(c)
181,748
Republic Services, Inc.
150,000 2.375
03/15/33
(c)
125,974
Roper Technologies, Inc.
120,000 4.200
09/15/28
(c)
119,143
Timken Co. (The)
100,000 4.125
04/01/32
(c)
90,076
Trane Technologies Financing Ltd.
50,000 3.800
03/21/29
(c)
49,061
Trane Technologies Global Holding Co. Ltd.
100,000 3.750
08/21/28
(c)
98,061
Waste Management, Inc.
50,000 0.750
11/15/25
(c)
49,161
100,000 3.150
11/15/27
(c)
97,374
100,000 4.100
03/01/45
(c)
81,009
135,000 4.150
07/15/49
(c)
106,837
50,000 2.500
11/15/50
(c)
28,642
Westinghouse Air Brake Technologies Corp.
75,000 3.450
11/15/26
(c)
73,683
117,000 4.700
09/15/28
(c)
117,377
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Capital Goods – (continued)
WRKCo, Inc.
$ 100,000 3.900%
06/01/28
(c)
$ 98,089
WW Grainger, Inc.
60,000 4.600
06/15/45
(c)
51,898
94,000 3.750
05/15/46
(c)
71,436
Xylem, Inc.
15,000 3.250
11/01/26
(c)
14,733
420,000 1.950
01/30/28
(c)
395,019
4,588,541
Communications – 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital
82,000 3.750
02/15/28
(c)
79,922
82,000 4.200
03/15/28
(c)
81,034
90,000 5.050
03/30/29
(c)
90,432
40,000 2.800
04/01/31
(c)
35,083
72,000 6.384
10/23/35
(c)
74,056
66,000 5.375
04/01/38
(c)
60,758
85,000 6.484
10/23/45
(c)
81,945
60,000 5.750
04/01/48
(c)
52,757
40,000 5.125
07/01/49
(c)
32,291
40,000 6.834
10/23/55
(c)
39,708
85,000 3.850
04/01/61
(c)
52,326
60,000 4.400
12/01/61
(c)
40,657
Comcast Corp.
4,000 3.950
10/15/25
(c)
3,994
360,000 4.550
01/15/29
(c)
362,125
102,000 4.250
01/15/33
97,029
50,000 3.969
11/01/47
(c)
37,512
50,000 2.800
01/15/51
(c)
29,195
476,000 2.887
11/01/51
(c)
283,476
80,000 5.350
05/15/53
(c)
72,353
246,000 2.937
11/01/56
(c)
140,525
100,000 2.650
08/15/62
(c)
50,957
70,000 2.987
11/01/63
(c)
38,528
Time Warner Cable Enterprises LLC
94,000 8.375
07/15/33
107,244
Time Warner Cable LLC
57,000 6.750
06/15/39
57,674
15,000 5.875
11/15/40
(c)
14,020
57,000 5.500
09/01/41
(c)
49,994
TWDC Enterprises 18 Corp.
15,000 4.375
08/16/41
12,880
TWDC Enterprises 18 Corp. , GMTN
15,000 4.125
06/01/44
12,201
TWDC Enterprises 18 Corp. , MTN
234,000 2.950
06/15/27
228,963
Walt Disney Co. (The)
70,000 3.700
10/15/25
(c)
69,803
226,000 2.200
01/13/28
215,961
80,000 2.000
09/01/29
(c)
72,861
80,000 3.800
03/22/30
78,179
90,000 3.500
05/13/40
(c)
72,232
15,000 4.750
09/15/44
(c)
13,268
50,000 3.600
01/13/51
(c)
35,911
2,877,854

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – 1.8%
Amazon.com, Inc.
$ 106,000 3.300%
04/13/27
(c)
$ 104,654
234,000 3.150
08/22/27
(c)
229,414
42,000 2.100
05/12/31
(c)
37,066
80,000 4.050
08/22/47
(c)
65,364
65,000 2.500
06/03/50
(c)
38,408
200,000 3.950
04/13/52
(c)
154,325
75,000 4.250
08/22/57
(c)
60,269
200,000 2.700
06/03/60
(c)
111,896
American Honda Finance Corp.
850,000 4.550
03/03/28
850,753
100,000 4.600
04/17/30
99,340
American Honda Finance Corp. , GMTN
112,000 5.125
07/07/28
113,837
Aptiv Swiss Holdings Ltd.
100,000 5.400
03/15/49
(c)
82,973
AutoZone, Inc.
34,000 4.000
04/15/30
(c)
33,014
Best Buy Co., Inc.
190,000 4.450
10/01/28
(c)
190,057
Booking Holdings, Inc.
84,000 4.625
04/13/30
(c)
84,516
Costco Wholesale Corp.
40,000 3.000
05/18/27
(c)
39,236
8,000 1.750
04/20/32
(c)
6,744
DR Horton, Inc.
90,000 2.600
10/15/25
(c)
89,280
94,000 1.400
10/15/27
(c)
87,313
eBay, Inc.
84,000 6.300
11/22/32
(c)
90,444
Expedia Group, Inc.
158,000 3.800
02/15/28
(c)
154,785
Ford Motor Co.
18,000 3.250
02/12/32
(c)
14,889
Ford Motor Credit Co. LLC
290,000 6.798
11/07/28
(c)
296,001
217,000 5.875
11/07/29
(c)
214,052
200,000 6.054
11/05/31
(c)
194,657
250,000 7.122
11/07/33
(c)
253,727
General Motors Co.
47,000 6.800
10/01/27
(c)
48,732
80,000 5.600
10/15/32
(c)
79,582
25,000 6.600
04/01/36
(c)
25,772
120,000 5.400
04/01/48
(c)
100,972
General Motors Financial Co., Inc.
6,000 6.050
10/10/25
6,027
140,000 5.400
05/08/27
141,449
100,000 2.400
10/15/28
(c)
92,055
122,000 2.700
06/10/31
(c)
104,665
18,000 5.600
06/18/31
(c)
18,010
109,000 5.450
09/06/34
(c)
104,219
200,000 5.900
01/07/35
(c)
197,035
Home Depot, Inc. (The)
234,000 2.800
09/14/27
(c)
226,948
100,000 0.900
03/15/28
(c)
91,470
100,000 1.375
03/15/31
(c)
83,728
5,000 4.500
09/15/32
(c)
4,949
63,000 3.125
12/15/49
(c)
41,182
300,000 3.625
04/15/52
(c)
212,984
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Lennar Corp.
$ 106,000 4.750%
11/29/27
(c)
$ 106,340
Lowe's Cos., Inc.
92,000 2.625
04/01/31
(c)
81,999
175,000 5.150
07/01/33
(c)
175,942
100,000 3.000
10/15/50
(c)
60,749
140,000 5.625
04/15/53
(c)
131,505
100,000 4.450
04/01/62
(c)
74,999
Marriott International, Inc. , Series FF
200,000 4.625
06/15/30
(c)
198,774
Mastercard, Inc.
15,000 3.300
03/26/27
(c)
14,817
94,000 3.950
02/26/48
(c)
73,968
50,000 3.850
03/26/50
(c)
38,221
McDonald's Corp. , MTN
150,000 3.500
03/01/27
(c)
147,915
172,000 3.500
07/01/27
(c)
169,565
45,000 4.700
12/09/35
(c)
43,362
60,000 4.450
09/01/48
(c)
49,518
18,000 5.150
09/09/52
(c)
16,248
MDC Holdings, Inc.
76,000 2.500
01/15/31
(c)
65,858
40,000 6.000
01/15/43
(c)
35,395
190,000 3.966
08/06/61
(c)
125,742
NIKE, Inc.
50,000 3.875
11/01/45
(c)
38,604
20,000 3.375
03/27/50
(c)
13,679
O'Reilly Automotive, Inc.
80,000 4.200
04/01/30
(c)
78,522
PulteGroup, Inc.
88,000 6.375
05/15/33
92,823
Royal Caribbean Cruises Ltd.
320,000 3.700
03/15/28
(c)
309,600
Starbucks Corp.
150,000 4.850
02/08/27
(c)
151,025
30,000 3.750
12/01/47
(c)
21,507
252,000 3.350
03/12/50
(c)
165,119
Tapestry, Inc.
33,000 4.125
07/15/27
(c)
32,638
Target Corp.
12,000 4.500
09/15/32
(c)
11,808
100,000 3.900
11/15/47
(c)
75,452
300,000 4.800
01/15/53
(c)
261,182
Toyota Motor Credit Corp.
300,000 5.200
05/15/26
302,545
40,000 3.650
01/08/29
38,935
90,000 5.550
11/20/30
93,937
10,000 5.100
03/21/31
10,196
100,000 1.900
09/12/31
84,561
Toyota Motor Credit Corp. , MTN
6,000 0.800
01/09/26
5,869
50,000 3.200
01/11/27
49,145
94,000 1.150
08/13/27
87,996
80,000 3.375
04/01/30
75,728
Visa, Inc.
40,000 1.900
04/15/27
(c)
38,448
77,000 0.750
08/15/27
(c)
71,858
201,000 2.750
09/15/27
(c)
195,125
40,000 4.300
12/14/45
(c)
34,124

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Walmart, Inc.
$ 100,000 7.550%
02/15/30
$ 114,319
122,000 1.800
09/22/31
(c)
105,414
100,000 5.250
09/01/35
103,994
340,000 2.650
09/22/51
(c)
210,779
9,762,642
Consumer Noncyclical – 2.1%
Abbott Laboratories
60,000 3.875
09/15/25
(c)
59,787
150,000 4.750
11/30/36
(c)
146,762
94,000 6.000
04/01/39
101,633
40,000 4.750
04/15/43
(c)
37,182
AbbVie, Inc.
14,000 2.950
11/21/26
(c)
13,729
192,000 4.800
03/15/27
(c)
193,890
94,000 4.625
10/01/42
(c)
82,647
188,000 4.400
11/06/42
161,700
84,000 4.700
05/14/45
(c)
73,990
150,000 4.250
11/21/49
(c)
120,278
Agilent Technologies, Inc.
100,000 2.750
09/15/29
(c)
92,898
Altria Group, Inc.
115,000 3.400
05/06/30
(c)
108,007
40,000 4.500
05/02/43
32,393
40,000 5.375
01/31/44
36,807
75,000 3.875
09/16/46
(c)
53,706
92,000 5.950
02/14/49
(c)
89,341
55,000 4.450
05/06/50
(c)
42,002
Amgen, Inc.
300,000 5.150
03/02/28
(c)
305,925
300,000 5.250
03/02/30
(c)
307,748
200,000 5.250
03/02/33
(c)
202,328
Baxter International, Inc.
300,000 2.272
12/01/28
(c)
276,983
Becton Dickinson & Co.
200,000 5.110
02/08/34
(c)
197,832
Biogen, Inc.
300,000 2.250
05/01/30
(c)
266,688
Bristol-Myers Squibb Co.
500,000 1.450
11/13/30
(c)
427,655
100,000 5.100
02/22/31
(c)
102,468
82,000 3.550
03/15/42
(c)
63,293
155,000 3.700
03/15/52
(c)
110,235
110,000 3.900
03/15/62
(c)
76,584
Cardinal Health, Inc.
188,000 3.410
06/15/27
(c)
184,226
Centene Corp.
296,000 4.250
12/15/27
(c)
290,080
Elevance Health, Inc.
290,000 5.500
10/15/32
(c)
298,352
Eli Lilly & Co.
15,000 3.100
05/15/27
(c)
14,728
102,000 3.375
03/15/29
(c)
99,100
400,000 4.700
02/09/34
(c)
393,918
44,000 3.950
03/15/49
(c)
34,489
Equifax, Inc.
40,000 3.250
06/01/26
(c)
39,397
42,000 2.350
09/15/31
(c)
36,112
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Gilead Sciences, Inc.
$ 200,000 5.250%
10/15/33
(c)
$ 203,748
100,000 5.550
10/15/53
(c)
95,881
Johnson & Johnson
50,000 6.950
09/01/29
55,444
100,000 1.300
09/01/30
(c)
86,103
100,000 4.900
06/01/31
(c)
102,698
300,000 5.000
03/01/35
(c)
301,891
335,000 3.550
03/01/36
(c)
297,553
96,000 3.400
01/15/38
(c)
81,115
384,000 2.100
09/01/40
(c)
259,125
350,000 4.500
09/01/40
325,981
50,000 3.750
03/03/47
(c)
39,474
Kroger Co. (The)
25,000 3.875
10/15/46
(c)
18,423
200,000 5.500
09/15/54
(c)
185,277
Laboratory Corp. of America Holdings
100,000 4.550
04/01/32
(c)
97,757
Medtronic, Inc.
50,000 4.375
03/15/35
47,510
Merck & Co., Inc.
450,000 4.050
05/17/28
(c)
449,832
200,000 5.000
05/17/53
(c)
179,794
Mylan, Inc.
92,000 5.400
11/29/43
(c)
72,991
77,000 5.200
04/15/48
(c)
58,230
Novartis Capital Corp.
94,000 2.000
02/14/27
(c)
90,948
50,000 4.000
11/20/45
(c)
40,633
Pfizer Investment Enterprises Pte Ltd.
223,000 4.750
05/19/33
(c)
219,053
200,000 5.300
05/19/53
(c)
184,225
100,000 5.340
05/19/63
(c)
90,331
Pfizer, Inc.
100,000 1.700
05/28/30
(c)
87,703
500,000 1.750
08/18/31
(c)
426,599
100,000 7.200
03/15/39
116,738
101,000 4.400
05/15/44
86,423
Philip Morris International, Inc.
224,000 4.875
02/13/26
224,923
250,000 5.375
02/15/33
(c)
254,973
Regeneron Pharmaceuticals, Inc.
440,000 1.750
09/15/30
(c)
377,447
Revvity, Inc.
100,000 1.900
09/15/28
(c)
91,637
50,000 2.550
03/15/31
(c)
43,287
Royalty Pharma PLC
100,000 2.200
09/02/30
(c)
87,270
Stryker Corp.
130,000 4.625
09/11/34
(c)
125,838
Thermo Fisher Scientific, Inc.
292,000 5.086
08/10/33
(c)
295,046
Utah Acquisition Sub, Inc.
75,000 5.250
06/15/46
(c)
58,144
Viatris, Inc.
92,000 2.700
06/22/30
(c)
80,484
115,000 4.000
06/22/50
(c)
73,717
Wyeth LLC
102,000 6.500
02/01/34
112,045

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Consumer Noncyclical – (continued)
Zimmer Biomet Holdings, Inc.
$ 100,000 4.450%
08/15/45
(c)
$ 80,007
Zoetis, Inc.
245,000 2.000
05/15/30
(c)
217,612
11,598,803
Consumer Products – 0.3%
Church & Dwight Co., Inc.
50,000 2.300
12/15/31
(c)
42,677
Clorox Co. (The)
15,000 4.600
05/01/32
(c)
14,812
Colgate-Palmolive Co.
150,000 3.100
08/15/27
(c)
147,130
Colgate-Palmolive Co. , MTN
40,000 4.000
08/15/45
32,679
15,000 3.700
08/01/47
(c)
11,375
Estee Lauder Cos., Inc. (The)
50,000 1.950
03/15/31
(c)
42,952
350,000 5.150
05/15/53
(c)
312,772
Haleon US Capital LLC
250,000 4.000
03/24/52
(c)
188,309
Hasbro, Inc.
100,000 5.100
05/15/44
(c)
85,857
Kenvue, Inc.
300,000 5.050
03/22/53
(c)
273,753
Kimberly-Clark Corp.
125,000 6.625
08/01/37
142,538
Procter & Gamble Co. (The)
40,000 0.550
10/29/25
39,374
40,000 1.000
04/23/26
38,864
94,000 2.450
11/03/26
91,967
15,000 2.850
08/11/27
14,610
100,000 1.950
04/23/31
87,728
110,000 3.600
03/25/50
82,873
Whirlpool Corp.
100,000 2.400
05/15/31
(c)
82,649
1,732,919
Distributors – 0.0%
PACCAR Financial Corp. , MTN
50,000 5.000
03/22/34
50,013
Electric – 2.6%
AEP Transmission Co. LLC
184,000 5.400
03/15/53
(c)
171,870
AES Corp. (The)
50,000 5.450
06/01/28
(c)
50,604
Alabama Power Co. , Series 20-A
15,000 1.450
09/15/30
(c)
12,889
Alabama Power Co. , Series A
94,000 4.300
07/15/48
(c)
75,642
Ameren Illinois Co.
126,000 4.950
06/01/33
(c)
125,555
114,000 5.900
12/01/52
(c)
114,945
American Electric Power Co., Inc.
226,000 5.625
03/01/33
(c)
232,112
Arizona Public Service Co.
300,000 2.600
08/15/29
(c)
274,933
50,000 3.500
12/01/49
(c)
33,385
Atmos Energy Corp.
300,000 2.625
09/15/29
(c)
278,023
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Atmos Energy Corp. – (continued)
$ 80,000 2.850%
02/15/52
(c)
$ 47,923
80,000 5.750
10/15/52
(c)
78,521
Berkshire Hathaway Energy Co.
188,000 2.850
05/15/51
(c)
111,799
170,000 4.600
05/01/53
(c)
137,709
Black Hills Corp.
20,000 2.500
06/15/30
(c)
17,990
CenterPoint Energy Resources Corp.
392,000 5.250
03/01/28
(c)
399,527
Cleco Corporate Holdings LLC
80,000 3.375
09/15/29
(c)
73,588
Cleco Power LLC
15,000 6.000
12/01/40
15,278
Commonwealth Edison Co.
396,000 5.900
03/15/36
413,417
200,000 4.600
08/15/43
(c)
171,999
100,000 4.000
03/01/49
(c)
75,769
Connecticut Light and Power Co. (The)
100,000 4.650
01/01/29
(c)
100,295
Constellation Energy Generation LLC
150,000 6.125
01/15/34
(c)
158,447
Consumers Energy Co.
250,000 4.625
05/15/33
(c)
243,730
Dominion Energy, Inc.
80,000 4.250
06/01/28
(c)
79,596
Dominion Energy, Inc. , Series C
300,000 3.375
04/01/30
(c)
281,626
DTE Electric Co.
150,000 3.950
06/15/42
(c)
117,760
15,000 3.700
03/15/45
(c)
11,343
DTE Electric Co. , Series A
100,000 1.900
04/01/28
(c)
93,507
40,000 4.000
04/01/43
(c)
32,214
Duke Energy Carolinas LLC
112,000 3.700
12/01/47
(c)
81,508
50,000 3.950
03/15/48
(c)
37,907
Duke Energy Corp.
102,000 2.550
06/15/31
(c)
90,899
200,000 3.750
09/01/46
(c)
144,007
Duke Energy Florida LLC
25,000 3.400
10/01/46
(c)
17,401
Duke Energy Indiana LLC
50,000 6.350
08/15/38
53,839
40,000 6.450
04/01/39
43,368
122,000 2.750
04/01/50
(c)
72,560
Duke Energy Progress LLC
100,000 3.450
03/15/29
(c)
96,767
200,000 6.300
04/01/38
213,580
15,000 4.100
05/15/42
(c)
12,186
Edison International
184,000 4.125
03/15/28
(c)
177,858
Entergy Arkansas LLC
100,000 4.950
12/15/44
(c)
87,376
Entergy Corp.
50,000 2.800
06/15/30
(c)
45,493
Entergy Louisiana LLC
100,000 3.120
09/01/27
(c)
97,039
194,000 4.200
04/01/50
(c)
149,124

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Entergy Texas, Inc.
$ 160,000 5.150%
06/01/45
(c)
$ 142,186
Evergy Kansas Central, Inc.
100,000 3.250
09/01/49
(c)
65,179
Evergy Metro, Inc. , Series 2020
70,000 2.250
06/01/30
(c)
62,299
Eversource Energy
200,000 5.450
03/01/28
(c)
204,474
Eversource Energy , Series M
150,000 3.300
01/15/28
(c)
145,391
Exelon Corp.
240,000 5.300
03/15/33
(c)
242,450
70,000 5.450
03/15/34
(c)
70,755
100,000 4.950
06/15/35
(c)
96,681
135,000 4.450
04/15/46
(c)
108,452
Florida Power & Light Co.
133,000 5.000
08/01/34
(c)
131,525
500,000 5.650
02/01/37
518,427
50,000 5.125
06/01/41
(c)
45,958
Georgia Power Co. , Series B
168,000 2.650
09/15/29
(c)
156,041
15,000 3.700
01/30/50
(c)
10,831
Government National Mortgage Association
200,000 5.500
03/15/34
(c)
205,410
94,000 5.700
05/15/54
(c)
91,296
Idaho Power Co. , MTN
50,000 3.650
03/01/45
(c)
36,173
Louisville Gas and Electric Co.
50,000 4.375
10/01/45
(c)
40,764
National Grid USA
100,000 8.000
11/15/30
113,660
National Rural Utilities Cooperative Finance Corp.
40,000 2.400
03/15/30
(c)
36,331
National Rural Utilities Cooperative Finance Corp. , MTN
100,000 5.050
09/15/28
(c)
101,858
Nevada Power Co.
50,000 5.450
05/15/41
(c)
46,662
NextEra Energy Capital Holdings, Inc.
165,000 5.900
03/15/55
(c)
159,624
NiSource, Inc.
184,000 5.250
03/30/28
(c)
187,576
Northern States Power Co.
172,000 4.500
06/01/52
(c)
141,899
NSTAR Electric Co.
15,000 3.200
05/15/27
(c)
14,715
100,000 3.950
04/01/30
(c)
97,086
100,000 4.400
03/01/44
(c)
82,235
Ohio Edison Co.
130,000 6.875
07/15/36
143,979
Ohio Power Co.
200,000 4.150
04/01/48
(c)
151,602
Oklahoma Gas and Electric Co.
50,000 4.000
12/15/44
(c)
38,388
Oncor Electric Delivery Co. LLC
100,000 7.000
05/01/32
111,009
150,000 3.800
09/30/47
(c)
110,999
250,000 3.100
09/15/49
(c)
160,228
Pacific Gas and Electric Co.
200,000 2.100
08/01/27
(c)
188,389
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Pacific Gas and Electric Co. – (continued)
$ 210,000 4.300%
03/15/45
(c)
$ 156,218
150,000 4.000
12/01/46
(c)
104,843
50,000 5.250
03/01/52
(c)
41,087
PacifiCorp
100,000 5.100
02/15/29
(c)
101,696
200,000 5.750
04/01/37
200,495
202,000 5.500
05/15/54
(c)
182,372
PECO Energy Co.
100,000 4.800
10/15/43
(c)
87,116
125,000 3.900
03/01/48
(c)
95,287
220,000 3.050
03/15/51
(c)
138,919
Potomac Electric Power Co.
150,000 4.150
03/15/43
(c)
122,488
PPL Capital Funding, Inc.
150,000 5.250
09/01/34
(c)
148,810
Public Service Co. of New Hampshire , Series V
100,000 2.200
06/15/31
(c)
86,860
Public Service Electric and Gas Co. , MTN
42,000 1.900
08/15/31
(c)
35,868
232,000 3.800
03/01/46
(c)
176,817
70,000 3.600
12/01/47
(c)
50,984
80,000 3.000
03/01/51
(c)
50,921
Public Service Electric and Gas Co. , Series K
50,000 4.050
05/01/45
(c)
39,092
Public Service Enterprise Group, Inc.
40,000 2.450
11/15/31
(c)
34,590
Puget Energy, Inc.
100,000 4.224
03/15/32
(c)
92,227
Puget Sound Energy, Inc.
50,000 4.434
11/15/41
(c)
41,093
173,000 4.223
06/15/48
(c)
135,041
Sempra
200,000 3.700
04/01/29
(c)
192,776
110,000 3.800
02/01/38
(c)
89,110
92,000 4.000
02/01/48
(c)
66,276
(US 5 Year CMT T-Note +
2.789%)
280,000 6.875
10/01/54
(c)
273,942
Southern California Edison Co.
40,000 2.850
08/01/29
(c)
36,720
200,000 5.700
03/01/53
(c)
175,625
Southern California Edison Co. , Series 08-A
114,000 5.950
02/01/38
111,943
Southern Co. (The)
110,000 5.113
08/01/27
111,264
190,000 4.400
07/01/46
(c)
153,051
Southern Co. (The) , Series 21-A
(US 5 Year CMT T-Note +
2.915%)
76,000 3.750
09/15/51
(c)
74,218
Southern Co. Gas Capital Corp.
15,000 3.950
10/01/46
(c)
11,293
94,000 4.400
05/30/47
(c)
74,579
Tucson Electric Power Co.
118,000 4.850
12/01/48
(c)
100,874
Virginia Electric and Power Co. , Series A
100,000 3.500
03/15/27
(c)
98,721

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Virginia Electric and Power Co. , Series B
$ 100,000 6.000%
01/15/36
$ 103,994
Virginia Electric and Power Co. , Series C
140,000 4.000
11/15/46
(c)
105,887
Wisconsin Electric Power Co.
100,000 5.700
12/01/36
103,568
50,000 3.650
12/15/42
(c)
37,081
Wisconsin Power and Light Co.
100,000 3.000
07/01/29
(c)
93,546
50,000 4.100
10/15/44
(c)
38,475
Xcel Energy, Inc.
400,000 1.750
03/15/27
(c)
381,521
200,000 5.500
03/15/34
(c)
199,930
14,470,658
Electrical – 0.1%
Emerson Electric Co.
45,000 1.950
10/15/30
(c)
39,604
15,000 6.000
08/15/32
15,986
100,000 5.250
11/15/39
99,706
Fortive Corp.
15,000 4.300
06/15/46
(c)
11,835
Hubbell, Inc.
50,000 3.150
08/15/27
(c)
48,506
215,637
Energy – 1.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
69,000 4.080
12/15/47
(c)
51,954
Boardwalk Pipelines LP
100,000 4.800
05/03/29
(c)
100,393
BP Capital Markets America, Inc.
200,000 4.699
04/10/29
(c)
202,146
BP Capital Markets PLC
384,000 3.279
09/19/27
(c)
375,368
Cheniere Corpus Christi Holdings LLC
40,000 5.125
06/30/27
(c)
40,374
112,000 2.742
12/31/39
89,290
Chevron Corp.
14,000 3.326
11/17/25
(c)
13,984
Chevron USA, Inc.
100,000 4.819
04/15/32
(c)
101,145
188,000 2.343
08/12/50
(c)
104,795
ConocoPhillips Co.
180,000 3.758
03/15/42
(c)
139,921
100,000 5.300
05/15/53
(c)
89,611
Diamondback Energy, Inc.
211,000 5.400
04/18/34
(c)
207,476
Energy Transfer LP
100,000 8.250
11/15/29
(c)
111,498
77,000 3.750
05/15/30
(c)
73,029
155,000 6.550
12/01/33
(c)
164,817
50,000 6.850
02/15/40
51,138
14,000 6.050
06/01/41
(c)
13,606
13,000 6.500
02/01/42
(c)
13,053
75,000 6.125
12/15/45
(c)
71,591
2,000 5.300
04/15/47
(c)
1,703
55,000 6.250
04/15/49
(c)
52,368
51,000 5.000
05/15/50
(c)
41,344
108,000 5.950
05/15/54
(c)
98,874
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Enterprise Products Operating LLC
$ 100,000 2.800%
01/31/30
(c)
$ 92,941
150,000 4.850
08/15/42
(c)
133,813
55,000 4.800
02/01/49
(c)
46,521
60,000 4.200
01/31/50
(c)
46,046
15,000 3.950
01/31/60
(c)
10,540
(TSFR3M + 2.832%)
190,000 5.375
02/15/78
(c)
185,127
Enterprise Products Operating LLC , Series D
80,000 6.875
03/01/33
88,739
EOG Resources, Inc.
60,000 3.900
04/01/35
(c)
54,163
EQT Corp.
90,000 7.000
02/01/30
(c)
96,541
Exxon Mobil Corp.
188,000 4.227
03/19/40
(c)
164,675
Halliburton Co.
200,000 4.850
11/15/35
(c)
188,266
100,000 4.500
11/15/41
(c)
82,247
50,000 5.000
11/15/45
(c)
42,933
Hess Corp.
62,000 4.300
04/01/27
(c)
61,818
55,000 6.000
01/15/40
56,616
75,000 5.600
02/15/41
72,729
42,000 5.800
04/01/47
(c)
40,624
Kinder Morgan Energy Partners LP
118,000 7.300
08/15/33
130,386
130,000 6.500
09/01/39
134,611
Kinder Morgan, Inc.
56,000 2.000
02/15/31
(c)
48,096
84,000 5.200
03/01/48
(c)
73,070
Marathon Petroleum Corp.
270,000 6.500
03/01/41
(c)
272,775
50,000 5.850
12/15/45
(c)
44,490
MPLX LP
4,000 1.750
03/01/26
(c)
3,912
104,000 2.650
08/15/30
(c)
93,098
15,000 4.700
04/15/48
(c)
11,788
85,000 5.500
02/15/49
(c)
74,980
290,000 4.950
03/14/52
(c)
234,928
NOV, Inc.
15,000 3.950
12/01/42
(c)
10,900
Occidental Petroleum Corp.
132,000 6.625
09/01/30
(c)
137,775
99,000 –
10/10/36
53,460
ONEOK Partners LP
15,000 6.650
10/01/36
15,747
ONEOK, Inc.
80,000 2.200
09/15/25
(c)
79,327
100,000 3.400
09/01/29
(c)
94,380
300,000 3.100
03/15/30
(c)
276,860
25,000 6.350
01/15/31
(c)
26,399
90,000 4.200
10/03/47
(c)
65,258
98,000 5.200
07/15/48
(c)
82,332
60,000 5.850
11/01/64
(c)
53,783
Ovintiv, Inc.
195,000 6.625
08/15/37
191,150
Patterson-UTI Energy, Inc.
100,000 3.950
02/01/28
(c)
96,461

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Phillips 66 Co.
$ 76,000 3.550%
10/01/26
(c)
$ 75,011
300,000 3.750
03/01/28
(c)
294,031
89,000 5.300
06/30/33
(c)
88,591
Plains All American Pipeline LP / PAA Finance Corp.
50,000 4.650
10/15/25
(c)
49,939
40,000 4.500
12/15/26
(c)
39,913
92,000 3.550
12/15/29
(c)
86,937
35,000 6.700
05/15/36
36,644
40,000 6.650
01/15/37
41,806
15,000 4.700
06/15/44
(c)
12,013
Sabine Pass Liquefaction LLC
112,000 4.200
03/15/28
(c)
111,091
15,000 4.500
05/15/30
(c)
14,793
Shell Finance  U.S., Inc.
250,000 4.125
05/11/35
232,067
60,000 4.375
05/11/45
49,707
24,000 4.000
05/10/46
18,648
Shell International Finance BV
179,000 6.375
12/15/38
194,534
172,000 5.500
03/25/40
171,289
50,000 4.550
08/12/43
42,918
Spectra Energy Partners LP
67,000 3.375
10/15/26
(c)
65,853
Targa Resources Corp.
126,000 6.150
03/01/29
(c)
131,747
87,000 6.500
03/30/34
(c)
91,693
100,000 4.950
04/15/52
(c)
79,884
Tennessee Gas Pipeline Co. LLC
50,000 7.625
04/01/37
56,481
Transcontinental Gas Pipe Line Co. LLC
50,000 5.400
08/15/41
(c)
46,507
40,000 3.950
05/15/50
(c)
29,594
Valero Energy Corp.
84,000 3.400
09/15/26
(c)
82,859
170,000 4.000
04/01/29
(c)
166,149
100,000 7.500
04/15/32
112,863
15,000 4.900
03/15/45
12,812
60,000 3.650
12/01/51
(c)
39,240
Western Midstream Operating LP
50,000 4.750
08/15/28
(c)
49,660
Williams Cos., Inc. (The)
188,000 3.750
06/15/27
(c)
185,313
15,000 6.300
04/15/40
15,507
98,000 4.900
01/15/45
(c)
83,617
XTO Energy, Inc.
50,000 6.750
08/01/37
55,107
8,844,601
Financial Company – 0.1%
Air Lease Corp.
206,000 2.200
01/15/27
(c)
198,444
50,000 3.625
04/01/27
(c)
49,322
Ally Financial, Inc.
50,000 7.100
11/15/27
(c)
52,505
SOFR + 3.260%
100,000 6.992
06/13/29
(c)
104,569
Apollo Global Management, Inc.
100,000 5.800
05/21/54
(c)
95,859
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Financial Company – (continued)
Blackstone Private Credit Fund
$ 144,000 3.250%
03/15/27
(c)
$ 139,052
Blue Owl Capital Corp.
50,000 2.875
06/11/28
(c)
46,121
GATX Corp.
50,000 4.000
06/30/30
(c)
47,932
733,804
Food and Beverage – 0.6%
Brown-Forman Corp.
50,000 4.000
04/15/38
(c)
42,907
Coca-Cola Co. (The)
200,000 2.125
09/06/29
184,458
100,000 1.375
03/15/31
84,916
50,000 2.250
01/05/32
43,867
187,000 3.000
03/05/51
121,099
Conagra Brands, Inc.
100,000 1.375
11/01/27
(c)
92,590
Constellation Brands, Inc.
300,000 4.650
11/15/28
(c)
300,086
40,000 3.150
08/01/29
(c)
37,668
17,000 4.750
05/09/32
(c)
16,653
General Mills, Inc.
132,000 5.250
01/30/35
(c)
130,992
150,000 4.150
02/15/43
(c)
119,505
Hershey Co. (The)
40,000 3.375
08/15/46
(c)
28,550
42,000 3.125
11/15/49
(c)
27,823
Ingredion, Inc.
60,000 3.200
10/01/26
(c)
58,857
50,000 6.625
04/15/37
54,062
J M Smucker Co. (The)
40,000 2.125
03/15/32
(c)
33,252
15,000 4.375
03/15/45
12,072
Kellanova
100,000 4.500
04/01/46
83,736
Keurig Dr Pepper, Inc.
100,000 3.200
05/01/30
(c)
93,358
76,000 4.420
12/15/46
(c)
60,549
94,000 4.500
04/15/52
(c)
75,353
Kraft Heinz Foods Co.
43,000 3.000
06/01/26
(c)
42,363
40,000 3.875
05/15/27
(c)
39,585
80,000 3.750
04/01/30
(c)
76,746
22,000 5.000
07/15/35
(c)
21,291
79,000 5.200
07/15/45
(c)
70,041
52,000 4.375
06/01/46
(c)
40,969
40,000 4.875
10/01/49
(c)
33,428
McCormick & Co., Inc.
60,000 2.500
04/15/30
(c)
54,137
50,000 4.200
08/15/47
(c)
39,024
Molson Coors Beverage Co.
112,000 4.200
07/15/46
(c)
87,568
Mondelez International, Inc.
100,000 6.500
11/01/31
109,183
PepsiCo, Inc.
146,000 2.750
03/19/30
(c)
136,187
200,000 1.400
02/25/31
(c)
169,555
116,000 4.800
07/17/34
(c)
115,237
50,000 5.500
01/15/40
50,902

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Food and Beverage – (continued)
PepsiCo, Inc. – (continued)
$ 140,000 3.500%
03/19/40
(c)
$ 113,379
80,000 4.875
11/01/40
75,543
44,000 4.600
07/17/45
(c)
38,712
50,000 4.450
04/14/46
(c)
43,035
100,000 2.875
10/15/49
(c)
63,799
84,000 4.650
02/15/53
(c)
72,313
Sysco Corp.
80,000 2.400
02/15/30
(c)
72,258
100,000 6.600
04/01/50
(c)
105,779
3,373,387
Hardware – 0.0%
Micron Technology, Inc.
125,000 4.663
02/15/30
(c)
123,587
Healthcare – 0.9%
Bio-Rad Laboratories, Inc.
100,000 3.700
03/15/32
(c)
90,941
Cigna Group (The)
400,000 4.375
10/15/28
(c)
397,731
188,000 4.900
12/15/48
(c)
159,888
CVS Health Corp.
242,000 3.750
04/01/30
(c)
229,118
76,000 1.750
08/21/30
(c)
64,642
100,000 1.875
02/28/31
(c)
84,019
270,000 6.000
06/01/44
(c)
258,727
242,000 5.050
03/25/48
(c)
202,006
85,000 4.250
04/01/50
(c)
62,410
DH Europe Finance II Sarl
50,000 3.250
11/15/39
(c)
38,962
Elevance Health, Inc.
92,000 2.550
03/15/31
(c)
81,510
15,000 4.650
08/15/44
(c)
12,749
40,000 4.850
08/15/54
(c)
32,348
HCA, Inc.
70,000 5.875
02/15/26
(c)
70,238
46,000 5.250
06/15/26
(c)
46,103
90,000 5.375
09/01/26
(c)
90,649
40,000 4.500
02/15/27
(c)
39,914
25,000 5.625
09/01/28
(c)
25,623
145,000 5.875
02/01/29
(c)
149,783
75,000 4.125
06/15/29
(c)
73,078
50,000 3.500
09/01/30
(c)
46,738
40,000 5.500
06/15/47
(c)
36,140
140,000 5.900
06/01/53
(c)
131,823
50,000 6.000
04/01/54
(c)
47,407
Humana, Inc.
100,000 4.625
12/01/42
(c)
81,071
Illumina, Inc.
200,000 5.750
12/13/27
(c)
204,136
McKesson Corp.
200,000 3.950
02/16/28
(c)
197,828
Quest Diagnostics, Inc.
100,000 4.200
06/30/29
(c)
98,732
100,000 2.800
06/30/31
(c)
89,603
100,000 4.700
03/30/45
(c)
84,866
UnitedHealth Group, Inc.
572,000 5.150
07/15/34
(c)
565,846
190,000 4.250
06/15/48
(c)
147,957
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Healthcare – (continued)
UnitedHealth Group, Inc. – (continued)
$ 500,000 5.625%
07/15/54
(c)
$ 469,522
50,000 4.950
05/15/62
(c)
41,110
Universal Health Services, Inc.
100,000 1.650
09/01/26
(c)
95,875
100,000 2.650
10/15/30
(c)
87,875
4,636,968
Insurance – 0.9%
Allstate Corp. (The)
300,000 4.200
12/15/46
(c)
239,752
120,000 3.850
08/10/49
(c)
88,627
American Financial Group, Inc.
100,000 4.500
06/15/47
(c)
78,890
American International Group, Inc.
100,000 3.400
06/30/30
(c)
94,286
100,000 4.750
04/01/48
(c)
86,921
240,000 4.375
06/30/50
(c)
194,387
Aon Global Ltd.
100,000 4.600
06/14/44
(c)
83,908
Arch Capital Group Ltd.
90,000 3.635
06/30/50
(c)
62,838
Arch Capital Group US, Inc.
40,000 5.144
11/01/43
35,959
Arthur J Gallagher & Co.
50,000 3.500
05/20/51
(c)
33,804
Assurant, Inc.
100,000 2.650
01/15/32
(c)
83,602
Athene Holding Ltd.
150,000 6.250
04/01/54
(c)
143,282
AXIS Specialty Finance LLC
40,000 3.900
07/15/29
(c)
38,429
AXIS Specialty Finance PLC
300,000 5.150
04/01/45
264,090
Berkshire Hathaway Finance Corp.
140,000 4.200
08/15/48
(c)
115,096
92,000 4.250
01/15/49
(c)
76,094
Berkshire Hathaway, Inc.
88,000 3.125
03/15/26
(c)
87,073
Brighthouse Financial, Inc.
40,000 5.625
05/15/30
(c)
40,775
75,000 4.700
06/22/47
(c)
56,406
Chubb INA Holdings LLC
42,000 1.375
09/15/30
(c)
36,058
108,000 3.050
12/15/61
(c)
64,366
CNO Financial Group, Inc.
200,000 5.250
05/30/29
(c)
199,936
Everest Reinsurance Holdings, Inc.
125,000 4.868
06/01/44
108,254
Fidelity National Financial, Inc.
222,000 3.400
06/15/30
(c)
204,927
Hartford Insurance Group, Inc. (The)
30,000 3.600
08/19/49
(c)
21,519
200,000 2.900
09/15/51
(c)
122,492
Jackson Financial, Inc.
100,000 3.125
11/23/31
(c)
85,790
50,000 5.670
06/08/32
(c)
49,968
Markel Group, Inc.
110,000 5.000
05/20/49
(c)
93,381

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Marsh & McLennan Cos., Inc.
$ 100,000 4.850%
11/15/31
(c)
$ 100,263
70,000 2.375
12/15/31
(c)
60,355
100,000 4.350
01/30/47
(c)
82,323
MetLife, Inc.
90,000 5.375
07/15/33
(c)
92,810
15,000 4.125
08/13/42
12,378
80,000 4.600
05/13/46
(c)
69,461
Old Republic International Corp.
18,000 3.875
08/26/26
(c)
17,790
PartnerRe Finance B LLC
92,000 3.700
07/02/29
(c)
88,274
(US 5 Year CMT T-Note +
3.815%)
195,000 4.500
10/01/50
(c)
180,079
Principal Financial Group, Inc.
50,000 4.625
09/15/42
43,452
50,000 4.300
11/15/46
(c)
40,901
Progressive Corp. (The)
100,000 4.125
04/15/47
(c)
79,649
Prudential Financial, Inc.
40,000 3.935
12/07/49
(c)
29,903
Prudential Financial, Inc. , MTN
15,000 6.625
06/21/40
16,559
50,000 4.600
05/15/44
42,860
62,000 4.418
03/27/48
(c)
50,684
15,000 4.350
02/25/50
(c)
12,076
60,000 3.700
03/13/51
(c)
43,058
Reinsurance Group of America, Inc.
430,000 3.900
05/15/29
(c)
419,426
Travelers Cos., Inc. (The)
92,000 3.750
05/15/46
(c)
69,741
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
40,000 4.700
01/23/48
(c)
37,821
W R Berkley Corp.
40,000 4.750
08/01/44
34,261
Willis North America, Inc.
200,000 5.050
09/15/48
(c)
172,225
4,687,259
Lodging – 0.0%
Las Vegas Sands Corp.
97,000 3.900
08/08/29
(c)
91,188
Media Non Cable – 0.1%
Omnicom Group, Inc.
163,000 2.450
04/30/30
(c)
147,186
80,000 4.200
06/01/30
(c)
78,206
Paramount Global
50,000 4.900
08/15/44
(c)
37,362
164,000 4.950
05/19/50
(c)
124,065
Warnermedia Holdings, Inc.
198,000 5.141
03/15/52
(c)
128,596
200,000 5.391
03/15/62
(c)
128,899
644,314
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Metals – 0.0%
Nucor Corp.
$ 150,000 3.950%
05/01/28
(c)
$ 148,940
Mining – 0.0%
Freeport-McMoRan, Inc.
140,000 4.125
03/01/28
(c)
137,617
Natural Gas – 0.0%
Spire Missouri, Inc.
100,000 3.300
06/01/51
(c)
65,358
Spire, Inc.
50,000 4.700
08/15/44
(c)
41,237
106,595
Publishing – 0.0%
S&P Global, Inc.
6,000 2.900
03/01/32
(c)
5,381
REITs and Real Estate – 1.0%
Alexandria Real Estate Equities, Inc.
300,000 1.875
02/01/33
(c)
234,033
AvalonBay Communities, Inc. , MTN
100,000 3.300
06/01/29
(c)
95,623
Boston Properties LP
292,000 5.750
01/15/35
(c)
289,914
Camden Property Trust
100,000 5.850
11/03/26
(c)
101,823
CBRE Services, Inc.
71,000 2.500
04/01/31
(c)
62,031
Digital Realty Trust LP
430,000 3.700
08/15/27
(c)
423,696
Equinix, Inc.
82,000 3.900
04/15/32
(c)
77,194
95,000 3.000
07/15/50
(c)
57,904
ERP Operating LP
100,000 3.500
03/01/28
(c)
97,826
100,000 4.500
06/01/45
(c)
83,246
Extra Space Storage LP
50,000 5.400
06/15/35
(c)
49,141
GLP Capital LP / GLP Financing II, Inc.
40,000 5.750
06/01/28
(c)
40,853
50,000 5.300
01/15/29
(c)
50,260
85,000 4.000
01/15/30
(c)
80,345
51,000 4.000
01/15/31
(c)
47,404
Healthpeak OP LLC
100,000 3.250
07/15/26
(c)
98,518
100,000 2.125
12/01/28
(c)
91,953
Invitation Homes Operating Partnership LP
300,000 2.000
08/15/31
(c)
251,455
Kilroy Realty LP
90,000 6.250
01/15/36
(c)
88,059
Kimco Realty OP LLC
250,000 3.200
04/01/32
(c)
223,405
Mid-America Apartments LP
100,000 2.875
09/15/51
(c)
60,882
NNN REIT, Inc.
50,000 4.800
10/15/48
(c)
41,571
Piedmont Operating Partnership LP
493,000 9.250
07/20/28
(c)
545,558
Prologis LP
250,000 2.250
04/15/30
(c)
224,858
100,000 1.625
03/15/31
(c)
84,661

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
REITs and Real Estate – (continued)
Prologis LP – (continued)
$ 130,000 5.250%
03/15/54
(c)
$ 118,897
Realty Income Corp.
300,000 3.400
01/15/28
(c)
292,734
200,000 5.125
02/15/34
(c)
199,146
50,000 5.875
03/15/35
51,325
Regency Centers LP
300,000 4.400
02/01/47
(c)
245,253
Sabra Health Care LP
85,000 5.125
08/15/26
(c)
84,703
100,000 3.200
12/01/31
(c)
86,798
Safehold GL Holdings LLC
100,000 2.850
01/15/32
(c)
85,115
Simon Property Group LP
140,000 2.450
09/13/29
(c)
128,970
70,000 2.200
02/01/31
(c)
61,324
84,000 2.650
02/01/32
(c)
72,997
10,000 6.750
02/01/40
(c)
11,168
70,000 5.850
03/08/53
(c)
68,406
Vornado Realty LP
100,000 3.400
06/01/31
(c)
86,033
Welltower OP LLC
200,000 4.250
04/15/28
(c)
199,410
WP Carey, Inc.
75,000 3.850
07/15/29
(c)
72,294
5,366,786
Revenue – 0.1%
California Institute of Technology
15,000 3.650
09/01/19
(c)
9,196
Hackensack Meridian Health, Inc. , Series 2020
15,000 2.675
09/01/41
(c)
10,138
NYU Langone Hospitals
300,000 4.784
07/01/44
267,254
Stanford Health Care
100,000 3.027
08/15/51
(c)
62,487
University of Chicago (The) , Series 20B
40,000 2.761
04/01/45
31,368
Yale University , Series 2020
190,000 1.482
04/15/30
(c)
167,376
80,000 2.402
04/15/50
(c)
45,546
593,365
Software – 0.3%
Oracle Corp.
701,000 2.300
03/25/28
(c)
662,020
400,000 4.800
08/03/28
(c)
404,671
84,000 4.900
02/06/33
(c)
83,022
300,000 3.600
04/01/40
(c)
234,034
318,000 4.000
07/15/46
(c)
239,206
Salesforce, Inc.
120,000 2.900
07/15/51
(c)
74,795
1,697,748
Technology – 1.6%
Adobe, Inc.
40,000 2.300
02/01/30
(c)
36,653
Alphabet, Inc.
100,000 1.100
08/15/30
(c)
85,451
108,000 2.250
08/15/60
(c)
56,305
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Apple, Inc.
$ 84,000 4.421%
05/08/26
(c)
$ 83,949
6,000 2.450
08/04/26
(c)
5,888
15,000 3.350
02/09/27
(c)
14,831
15,000 3.200
05/11/27
(c)
14,778
60,000 2.900
09/12/27
(c)
58,566
40,000 1.650
02/08/31
(c)
34,648
45,000 4.500
02/23/36
(c)
44,330
80,000 3.850
05/04/43
65,564
80,000 4.450
05/06/44
71,680
76,000 3.450
02/09/45
57,874
94,000 4.650
02/23/46
(c)
84,607
50,000 4.250
02/09/47
(c)
42,147
50,000 3.750
11/13/47
(c)
38,620
79,000 2.650
05/11/50
(c)
48,087
300,000 2.650
02/08/51
(c)
183,176
194,000 2.550
08/20/60
(c)
109,491
Applied Materials, Inc.
89,000 3.900
10/01/25
(c)
88,697
82,000 3.300
04/01/27
(c)
80,771
AppLovin Corp.
100,000 5.375
12/01/31
(c)
101,142
Arrow Electronics, Inc.
200,000 5.150
08/21/29
(c)
202,098
Broadcom Corp. / Broadcom Cayman Finance Ltd.
106,000 3.875
01/15/27
(c)
105,208
Broadcom, Inc.
54,000 3.459
09/15/26
(c)
53,369
300,000 4.110
09/15/28
(c)
297,281
90,000 3.469
04/15/34
(c)(d)
79,457
60,000 3.187
11/15/36
(c)(d)
48,854
152,000 3.500
02/15/41
(c)(d)
118,359
Broadridge Financial Solutions, Inc.
50,000 2.900
12/01/29
(c)
46,332
Cisco Systems, Inc.
500,000 4.950
02/24/32
(c)
506,960
600,000 5.350
02/26/64
(c)
562,247
Dell International LLC / EMC Corp.
8,000 6.020
06/15/26
(c)
8,078
17,000 4.900
10/01/26
(c)
17,043
142,000 5.250
02/01/28
(c)
145,299
66,000 5.750
02/01/33
(c)
68,427
DXC Technology Co.
50,000 1.800
09/15/26
(c)
48,074
FactSet Research Systems, Inc.
50,000 2.900
03/01/27
(c)
48,459
Fidelity National Information Services, Inc.
100,000 2.250
03/01/31
(c)
86,553
Fidelity National Information Services, Inc. , Series 30Y
100,000 4.750
05/15/48
(c)
82,778
Fiserv, Inc.
302,000 3.200
07/01/26
(c)
297,666
127,000 4.400
07/01/49
(c)
100,185
Flex Ltd.
100,000 4.875
06/15/29
(c)
98,750
Hewlett Packard Enterprise Co.
94,000 6.350
10/15/45
(c)
94,174
HP, Inc.
70,000 4.000
04/15/29
(c)
67,739

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Technology – (continued)
Intel Corp.
$ 440,000 4.875%
02/10/28
(c)
$ 443,511
210,000 5.700
02/10/53
(c)
188,283
International Business Machines Corp.
312,000 4.500
02/06/26
311,820
15,000 5.875
11/29/32
15,958
150,000 4.150
05/15/39
129,133
250,000 4.000
06/20/42
202,732
Intuit, Inc.
150,000 1.350
07/15/27
(c)
141,319
60,000 5.125
09/15/28
(c)
61,625
KLA Corp.
100,000 4.650
07/15/32
(c)
99,174
50,000 5.000
03/15/49
(c)
44,922
60,000 3.300
03/01/50
(c)
40,708
Kyndryl Holdings, Inc.
137,000 2.700
10/15/28
(c)
128,755
42,000 3.150
10/15/31
(c)
37,388
70,000 4.100
10/15/41
(c)
54,156
Lam Research Corp.
40,000 3.125
06/15/60
(c)
23,887
Marvell Technology, Inc.
50,000 2.450
04/15/28
(c)
47,158
Meta Platforms, Inc.
165,000 4.950
05/15/33
(c)
166,520
200,000 5.600
05/15/53
(c)
196,039
23,000 4.650
08/15/62
(c)
19,003
Microsoft Corp.
65,000 3.300
02/06/27
(c)
64,253
15,000 3.500
02/12/35
(c)
13,815
135,000 4.200
11/03/35
(c)
131,184
80,000 4.250
02/06/47
(c)
70,475
300,000 2.525
06/01/50
(c)
182,455
84,000 4.000
02/12/55
(c)
66,620
20,000 2.675
06/01/60
(c)
11,551
Motorola Solutions, Inc.
158,000 2.750
05/24/31
(c)
140,336
NVIDIA Corp.
100,000 2.000
06/15/31
(c)
87,736
76,000 3.500
04/01/50
(c)
55,688
QUALCOMM, Inc.
110,000 4.800
05/20/45
(c)
97,647
76,000 4.300
05/20/47
(c)
62,466
Texas Instruments, Inc.
100,000 1.750
05/04/30
(c)
88,390
100,000 3.650
08/16/32
(c)
93,261
212,000 4.900
03/14/33
(c)
214,339
VeriSign, Inc.
118,000 2.700
06/15/31
(c)
103,682
Western Digital Corp.
100,000 3.100
02/01/32
(c)
86,500
8,513,134
Transportation – 0.3%
American Airlines Group, Inc. Pass-Through Trust , Series 2016-3,
AA
59,829 3.000
10/15/28
56,248
Burlington Northern Santa Fe LLC
230,000 5.200
04/15/54
(c)
214,300
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Transportation – (continued)
CSX Corp.
$ 90,000 4.100%
11/15/32
(c)
$ 85,912
100,000 4.500
11/15/52
(c)
82,330
FedEx Corp.
50,000 4.250
05/15/30
(c)
48,957
40,000 3.900
02/01/35
(d)
34,866
118,000 4.750
11/15/45
(c)(d)
96,161
40,000 4.400
01/15/47
(c)(d)
30,730
160,000 4.050
02/15/48
(c)
114,218
40,000 4.950
10/17/48
(c)(d)
32,675
Norfolk Southern Corp.
200,000 5.350
08/01/54
(c)
187,096
Union Pacific Corp.
40,000 3.700
03/01/29
(c)
39,234
292,000 4.500
01/20/33
(c)
285,776
70,000 4.050
03/01/46
(c)
55,520
10,000 4.500
09/10/48
(c)
8,284
80,000 3.799
10/01/51
(c)
58,574
60,000 3.839
03/20/60
(c)
41,936
15,000 3.750
02/05/70
(c)
9,907
Union Pacific Railroad Co. Pass-Through Trust , Series 2015-1
164,163 2.695
05/12/27
157,144
United Parcel Service, Inc.
192,000 4.875
03/03/33
(c)
192,287
1,832,155
Water – 0.1%
American Water Capital Corp.
130,000 5.150
03/01/34
(c)
129,638
100,000 4.300
12/01/42
(c)
83,235
190,000 5.450
03/01/54
(c)
178,502
Essential Utilities, Inc.
300,000 2.704
04/15/30
(c)
273,195
70,000 3.351
04/15/50
(c)
44,873
709,443
Wireless – 0.6%
American Tower Corp.
84,000 3.375
10/15/26
(c)
82,655
150,000 3.600
01/15/28
(c)
146,363
40,000 3.950
03/15/29
(c)
38,943
42,000 3.700
10/15/49
(c)
29,623
20,000 3.100
06/15/50
(c)
12,645
AT&T, Inc.
50,000 1.650
02/01/28
(c)
46,598
88,000 2.750
06/01/31
(c)
78,765
10,000 2.250
02/01/32
(c)
8,481
187,000 4.500
05/15/35
(c)
176,063
400,000 3.500
06/01/41
(c)
306,211
98,000 3.650
06/01/51
(c)
68,169
100,000 3.300
02/01/52
(c)
64,594
117,000 3.500
09/15/53
(c)
78,078
168,000 3.550
09/15/55
(c)
111,583
Crown Castle, Inc.
188,000 5.000
01/11/28
(c)
189,465
T-Mobile USA, Inc.
82,000 3.750
04/15/27
(c)
81,006
50,000 4.750
02/01/28
(c)
49,906
50,000 2.050
02/15/28
(c)
47,053
300,000 4.950
03/15/28
(c)
304,816

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Wireless – (continued)
T-Mobile USA, Inc. – (continued)
$ 100,000 2.625%
02/15/29
(c)
$ 93,295
90,000 2.875
02/15/31
(c)
81,136
236,000 4.500
04/15/50
(c)
191,422
70,000 5.650
01/15/53
(c)
66,268
Verizon Communications, Inc.
103,000 3.000
03/22/27
(c)
100,616
194,000 1.500
09/18/30
(c)
165,611
45,000 7.750
12/01/30
51,602
89,000 2.355
03/15/32
(c)
75,840
85,000 5.250
03/16/37
83,386
290,000 3.400
03/22/41
(c)
218,994
11,000 4.750
11/01/41
9,792
200,000 2.875
11/20/50
(c)
121,334
144,000 3.550
03/22/51
(c)
101,174
66,000 2.987
10/30/56
(c)
38,672
40,000 3.700
03/22/61
(c)
27,039
3,347,198
TOTAL CORPORATE OBLIGATIONS
(Cost $122,042,000)
116,723,058
a
U.S. Treasury Bonds – 9.8%
U.S. Treasury Bonds
2,614,000 4.500
(a)
02/15/36
2,642,405
3,921,000 4.375
(a)
02/15/38
3,851,642
7,090,000 3.875
(a)
08/15/40
6,395,720
12,072,000 2.750
(a)
08/15/42
9,049,084
10,840,000 2.500
(a)
02/15/45
7,458,444
6,100,000 2.500
(a)
05/15/46
4,118,962
3,261,000 2.375
(a)
11/15/49
2,047,409
3,054,600 2.250
(a)
02/15/52
1,819,553
17,891,000 4.500
(a)
11/15/54
16,704,858
TOTAL U.S. TREASURY BONDS
(Cost $59,057,217)
54,088,077
a
Foreign Corporate Debt – 5.3%
Banks – 2.2%
Banco Bilbao Vizcaya Argentaria SA ( Spain )
200,000 1.125
09/18/25
197,808
Banco Santander SA ( Spain )
(US 1 Year CMT T-Note +
0.900%)
90,000 1.722
09/14/27
(c)
86,550
200,000 3.800
02/23/28
195,224
Bank of Montreal ( Canada )
8,000 5.300
06/05/26
8,063
60,000 5.511
06/04/31
(c)
62,095
Bank of Nova Scotia (The) ( Canada )
268,000 5.250
06/12/28
274,959
(SOFR + 0.890%)
100,000 4.932
02/14/29
(c)
100,845
(SOFR + 1.070%)
100,000 5.130
02/14/31
(c)
101,264
Barclays PLC ( United Kingdom )
(US 1 Year CMT T-Note +
3.500%)
400,000 7.437
11/02/33
(c)
447,674
267,000 5.250
08/17/45
250,268
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce ( Canada )
(SOFR + 1.105%)
$ 100,000 5.245%
01/13/31
(c)
$ 101,649
(US 5 Year CMT T-Note +
2.833%)
200,000 6.950
01/28/85
(c)
198,456
Cooperatieve Rabobank UA ( Netherlands )
300,000 5.500
10/05/26
304,202
Deutsche Bank AG ( Germany )
(SOFR + 1.318%)
393,000 2.552
01/07/28
(c)
379,391
(SOFR + 2.257%)
350,000 3.742
01/07/33
(c)
308,816
Export-Import Bank of Korea ( South Korea )
340,000 2.625
05/26/26
334,321
270,000 1.250
09/21/30
230,008
280,000 2.500
06/29/41
192,454
HSBC Holdings PLC ( United Kingdom )
(SOFR + 3.030%)
317,000 7.336
11/03/26
(c)
319,883
370,000 4.950
03/31/30
372,819
(SOFR + 1.187%)
290,000 2.804
05/24/32
(c)
253,712
(SOFR + 2.390%)
400,000 6.254
03/09/34
(c)
419,949
ING Groep NV ( Netherlands )
(SOFR + 1.770%)
200,000 5.550
03/19/35
(c)
201,761
Japan Bank for International Cooperation ( Japan )
400,000 0.625
07/15/25
398,198
Korea Development Bank (The) ( South Korea )
270,000 0.800
07/19/26
259,307
320,000 4.375
02/15/33
309,625
Kreditanstalt fuer Wiederaufbau ( Germany )
440,000 0.375
07/18/25
437,820
Landwirtschaftliche Rentenbank ( Germany )
70,000 0.875
03/30/26
68,123
Lloyds Banking Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.480%)
280,000 5.985
08/07/27
(c)
283,671
300,000 4.375
03/22/28
298,117
Mitsubishi UFJ Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.950%)
458,000 5.017
07/20/28
(c)
462,597
(US 1 Year CMT T-Note +
1.970%)
400,000 5.406
04/19/34
(c)
405,255
Mizuho Financial Group, Inc. ( Japan )
(US 1 Year CMT T-Note +
1.500%)
200,000 5.667
05/27/29
(c)
206,096
(TSFR3M + 1.332%)
200,000 2.591
05/25/31
(c)
180,310
NatWest Group PLC ( United Kingdom )
(US 1 Year CMT T-Note +
1.500%)
200,000 5.778
03/01/35
(c)
204,007

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Banks – (continued)
Royal Bank of Canada ( Canada )
$ 79,000 3.875%
05/04/32
$ 74,468
Royal Bank of Canada , GMTN ( Canada )
6,000 5.200
07/20/26
6,056
88,000 2.300
11/03/31
76,284
1,000,000 5.000
02/01/33
1,003,168
Santander UK Group Holdings PLC ( United Kingdom )
(SOFR + 1.475%)
282,000 2.896
03/15/32
(c)
248,938
Sumitomo Mitsui Financial Group, Inc. ( Japan )
400,000 5.520
01/13/28
410,908
400,000 5.766
01/13/33
415,281
Toronto-Dominion Bank (The) ( Canada )
83,000 5.298
01/30/32
84,132
127,000 4.456
06/08/32
123,247
(US 5 Year CMT T-Note +
1.500%)
100,000 5.146
09/10/34
(c)
99,590
UBS AG ( Switzerland )
400,000 7.500
02/15/28
431,040
Westpac Banking Corp. ( Australia )
49,000 2.850
05/13/26
48,346
140,000 2.150
06/03/31
123,004
11,999,759
Basic Industry – 0.1%
Nutrien Ltd. ( Canada )
210,000 4.200
04/01/29
(c)
206,846
100,000 2.950
05/13/30
(c)
91,727
298,573
Brokerage – 0.1%
Nomura Holdings, Inc. ( Japan )
300,000 5.709
01/09/26
301,580
Communications – 0.0%
RELX Capital, Inc. ( United Kingdom )
100,000 3.000
05/22/30
(c)
93,391
Consumer Cyclical – 0.0%
Honda Motor Co. Ltd. ( Japan )
82,000 2.534
03/10/27
(c)
79,304
Magna International, Inc. ( Canada )
100,000 5.050
03/14/29
(c)
101,267
100,000 5.500
03/21/33
(c)
100,626
281,197
Consumer Noncyclical – 0.3%
Ahold Finance USA LLC ( Netherlands )
128,000 6.875
05/01/29
138,721
Astrazeneca Finance LLC ( United Kingdom )
73,000 2.250
05/28/31
(c)
64,416
400,000 5.000
02/26/34
(c)
401,938
BAT Capital Corp. ( United Kingdom )
300,000 2.259
03/25/28
(c)
282,466
250,000 4.390
08/15/37
(c)
219,458
GlaxoSmithKline Capital, Inc. ( United Kingdom )
300,000 3.875
05/15/28
297,604
84,000 6.375
05/15/38
91,658
Takeda Pharmaceutical Co. Ltd. ( Japan )
250,000 5.000
11/26/28
(c)
253,845
1,750,106
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Consumer Products – 0.0%
Unilever Capital Corp. ( United Kingdom )
$ 150,000 4.250%
08/12/27
(c)
$ 150,554
Distributors – 0.0%
Mercedes-Benz Finance North America LLC ( Germany )
150,000 4.750
08/01/27
(d)
150,048
Electric – 0.0%
Emera  U.S. Finance LP ( Canada )
100,000 2.639
06/15/31
(c)
85,974
Electrical – 0.0%
ABB Finance USA, Inc. ( Switzerland )
100,000 4.375
05/08/42
85,601
Energy – 0.5%
Canadian Natural Resources Ltd. ( Canada )
85,000 6.250
03/15/38
85,268
Canadian Natural Resources Ltd. , GMTN ( Canada )
92,000 4.950
06/01/47
(c)
75,230
Cenovus Energy, Inc. ( Canada )
70,000 2.650
01/15/32
(c)
59,379
19,000 5.250
06/15/37
(c)
17,602
Enbridge, Inc. ( Canada )
110,000 3.125
11/15/29
(c)
103,062
84,000 6.200
11/15/30
(c)
89,060
15,000 5.500
12/01/46
(c)
13,893
76,000 3.400
08/01/51
(c)
48,533
(TSFR3M + 3.903%)
15,000 6.250
03/01/78
(c)
14,831
Equinor ASA ( Norway )
100,000 3.625
09/10/28
(c)
98,109
200,000 7.150
01/15/29
217,538
100,000 3.125
04/06/30
(c)
94,421
100,000 2.375
05/22/30
(c)
90,534
300,000 5.100
08/17/40
286,194
100,000 3.700
04/06/50
(c)
72,918
Suncor Energy, Inc. ( Canada )
280,000 6.500
06/15/38
291,605
60,000 6.850
06/01/39
63,980
TotalEnergies Capital International SA ( France )
185,000 3.455
02/19/29
(c)
179,987
188,000 2.829
01/10/30
(c)
176,874
70,000 3.127
05/29/50
(c)
44,937
TransCanada PipeLines Ltd. ( Canada )
234,000 4.250
05/15/28
(c)
232,245
224,000 7.625
01/15/39
256,547
Transcanada Trust , Series 16-A ( Canada )
(3M USD LIBOR + 4.640%)
7,000 5.875
08/15/76
(c)
7,000
2,619,747
Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
455,000 3.300
01/30/32
(c)
403,687
Brookfield Finance, Inc. ( Canada )
300,000 4.350
04/15/30
(c)
293,144
15,000 3.500
03/30/51
(c)
9,873
ORIX Corp. ( Japan )
94,000 4.650
09/10/29
93,877
50,000 2.250
03/09/31
43,427
844,008

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Food and Beverage – 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. ( Belgium )
$ 167,000 4.900%
02/01/46
(c)
$ 150,930
Anheuser-Busch InBev Finance, Inc. ( Belgium )
55,000 4.700
02/01/36
(c)
52,789
94,000 4.900
02/01/46
(c)
84,955
Anheuser-Busch InBev Worldwide, Inc. ( Belgium )
300,000 3.500
06/01/30
(c)
287,578
108,000 5.550
01/23/49
(c)
105,845
Diageo Investment Corp. ( United Kingdom )
100,000 4.250
05/11/42
82,726
764,823
Forest Products & Paper – 0.0%
Suzano Austria GmbH ( Brazil )
200,000 6.000
01/15/29
(c)
204,077
Insurance – 0.1%
Fairfax Financial Holdings Ltd. ( Canada )
392,000 3.375
03/03/31
(c)
358,124
Internet – 0.0%
JD.com, Inc. ( China )
200,000 3.875
04/29/26
198,796
Investment Companies – 0.1%
Abu Dhabi Developmental Holding Co. PJSC ( United Arab
Emirates )
448,000 5.250
10/02/54
(c)(d)
404,056
Lodging – 0.0%
Sands China Ltd. ( Macau )
299,000 3.250
08/08/31
(c)
259,373
Media – 0.0%
Grupo Televisa SAB ( Mexico )
100,000 8.500
03/11/32
107,215
Media Non Cable – 0.0%
TR Finance LLC ( Canada )
100,000 5.650
11/23/43
(c)
93,637
Metals and Mining – 0.1%
BHP Billiton Finance USA Ltd. ( Australia )
200,000 5.250
09/08/33
(c)
202,091
Rio Tinto Alcan, Inc. ( Canada )
100,000 7.250
03/15/31
112,554
Rio Tinto Finance USA Ltd. ( Australia )
206,000 2.750
11/02/51
(c)
121,557
Rio Tinto Finance USA PLC ( Australia )
150,000 5.125
03/09/53
(c)
134,129
570,331
Mining – 0.1%
Southern Copper Corp. ( Mexico )
85,000 5.875
04/23/45
81,300
Vale Canada Ltd. ( Brazil )
300,000 7.200
09/15/32
322,750
404,050
Multi-National – 0.7%
Asian Development Bank , GMTN ( Supranational )
450,000 2.625
01/12/27
440,610
400,000 2.750
01/19/28
388,862
European Investment Bank ( Supranational )
400,000 3.875
03/15/28
400,217
700,000 4.500
03/14/30
716,360
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Multi-National – (continued)
Inter-American Development Bank , GMTN ( Supranational )
$ 354,000 2.000%
06/02/26
$ 346,676
International Bank for Reconstruction & Development , GMTN
( Supranational )
700,000 4.625
01/15/32
717,064
International Bank for Reconstruction & Development , Series
GDIF ( Supranational )
8,000 2.500
07/29/25
7,975
International Finance Corp. , GMTN ( Supranational )
330,000 3.625
09/15/25
329,158
314,000 0.750
10/08/26
300,669
3,647,591
Oil Company-Integrated – 0.3%
Petroleos Mexicanos ( Mexico )
95,000 6.875
08/04/26
94,102
300,000 5.350
02/12/28
283,472
172,000 5.950
01/28/31
(c)
149,021
154,000 10.000
02/07/33
(c)
159,682
70,000 6.375
01/23/45
47,271
95,000 6.950
01/28/60
(c)
64,757
QatarEnergy ( Qatar )
684,000 3.300
07/12/51
(c)(d)
448,732
Saudi Arabian Oil Co. ( Saudi Arabia )
300,000 2.250
11/24/30
(c)(d)
264,428
1,511,465
Technology – 0.0%
NXP BV / NXP Funding LLC ( Netherlands )
40,000 5.350
03/01/26
(c)
40,216
NXP BV / NXP Funding LLC / NXP USA, Inc. ( Netherlands )
57,000 3.400
05/01/30
(c)
53,366
75,000 2.500
05/11/31
(c)
64,944
83,000 5.000
01/15/33
(c)
81,166
239,692
Telecommunications – 0.1%
America Movil SAB de CV ( Mexico )
400,000 4.700
07/21/32
(c)
390,301
Transportation – 0.1%
Canadian National Railway Co. ( Canada )
100,000 3.850
08/05/32
(c)
93,478
Canadian Pacific Railway Co. ( Canada )
38,000 2.450
12/02/31
(c)
32,994
Empresa de Transporte de Pasajeros Metro SA ( Chile )
201,000 4.700
05/07/50
(c)(d)
160,651
300,000 3.693
09/13/61
(c)(d)
191,071
478,194
Wireless – 0.1%
Rogers Communications, Inc. ( Canada )
242,000 5.300
02/15/34
(c)
238,380
Vodafone Group PLC ( United Kingdom )
295,000 4.875
06/19/49
247,148
485,528
Wirelines – 0.1%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
300,000 3.650
08/15/52
(c)
203,611
Deutsche Telekom International Finance BV ( Germany )
15,000 8.750
06/15/30
17,570

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Wirelines – (continued)
Orange SA ( France )
$ 82,000 9.000%
03/01/31
$ 98,622
Telefonica Emisiones SA ( Spain )
260,000 4.895
03/06/48
214,745
Telefonica Europe BV ( Spain )
50,000 8.250
09/15/30
57,589
592,137
TOTAL FOREIGN CORPORATE DEBT
(Cost $29,571,716)
29,369,928
a
Sovereign Debt Obligations – 2.1%
Sovereign – 2.1%
Abu Dhabi Government International Bond
200,000 1.625
06/02/28
(d)
184,790
300,000 3.125
04/16/30
(d)
284,455
200,000 2.700
09/02/70
(d)
104,541
Chile Government International Bond
350,000 2.750
01/31/27
(c)
340,277
200,000 2.450
01/31/31
(c)
176,927
200,000 3.860
06/21/47
152,210
200,000 3.500
01/25/50
(c)
139,640
Colombia Government International Bond
200,000 4.500
03/15/29
(c)
189,642
400,000 7.500
02/02/34
(c)
398,632
100,000 6.125
01/18/41
81,273
220,000 5.000
06/15/45
(c)
146,914
Finance Department Government of Sharjah
300,000 4.000
07/28/50
(d)
186,883
Hungary Government International Bond
300,000 6.125
05/22/28
(d)
309,206
Indonesia Government International Bond
200,000 3.850
10/15/30
192,803
200,000 4.650
09/20/32
(c)
196,130
280,000 4.850
01/11/33
(c)
277,398
200,000 3.700
10/30/49
146,480
200,000 5.650
01/11/53
(c)
194,646
Israel Government International Bond , Series 10Y
200,000 4.500
01/17/33
187,170
Mexico Government International Bond
338,000 4.150
03/28/27
334,712
250,000 3.250
04/16/30
(c)
228,517
282,000 4.750
04/27/32
(c)
263,838
250,000 3.500
02/12/34
(c)
206,370
200,000 4.350
01/15/47
139,362
262,000 3.771
05/24/61
(c)
147,690
Oman Government International Bond
400,000 6.250
01/25/31
(d)
419,318
Panama Government International Bond
81,000 6.700
01/26/36
78,660
244,000 4.500
04/01/56
149,928
200,000 4.500
01/19/63
121,534
Perusahaan Penerbit SBSN Indonesia III
350,000 4.550
03/29/26
(d)
351,425
200,000 2.800
06/23/30
(d)
183,141
200,000 2.550
06/09/31
(d)
175,967
Peruvian Government International Bond
100,000 4.125
08/25/27
99,875
87,000 1.862
12/01/32
(c)
68,431
Principal
Amount Interest Rate Maturity Date Value
a
Sovereign Debt Obligations – (continued)
Sovereign – (continued)
Peruvian Government International Bond – (continued)
$ 55,000 8.750%
11/21/33
$ 66,784
85,000 3.300
03/11/41
(c)
62,212
Philippine Government International Bond
200,000 3.750
01/14/29
195,673
338,000 2.457
05/05/30
306,609
220,000 5.609
04/13/33
228,683
229,000 6.375
10/23/34
249,601
200,000 2.650
12/10/45
126,595
Province of Alberta Canada
50,000 3.300
03/15/28
49,024
Province of Ontario Canada
30,000 1.050
05/21/27
28,289
30,000 1.600
02/25/31
25,836
Province of Quebec Canada
90,000 0.600
07/23/25
89,513
25,000 2.750
04/12/27
24,392
Qatar Government International Bond
270,000 3.750
04/16/30
(d)
262,785
100,000 6.400
01/20/40
(d)
111,880
200,000 4.817
03/14/49
(d)
177,734
Republic of Poland Government International Bond
30,000 3.250
04/06/26
29,731
100,000 5.500
11/16/27
(c)
102,870
70,000 5.750
11/16/32
(c)
73,020
300,000 4.875
10/04/33
(c)
294,227
Romanian Government International Bond
16,000 3.000
02/14/31
(d)
13,373
450,000 6.375
01/30/34
(d)
429,438
76,000 5.125
06/15/48
(d)
55,424
Saudi Government International Bond
300,000 2.900
10/22/25
(d)
297,299
300,000 4.750
01/18/28
(d)
300,509
326,000 4.875
07/18/33
(d)
322,223
300,000 5.000
01/16/34
(d)
296,647
300,000 5.000
01/18/53
(d)
249,226
Uruguay Government International Bond
100,000 4.375
10/27/27
100,159
15,000 4.375
01/23/31
14,894
72,000 5.100
06/18/50
65,080
TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $12,112,478)
11,508,515
a
U.S. Government Agency Obligations – 0.9%
Federal Home Loan Banks
200,000 0.375
09/04/25
197,990
250,000 1.250
12/21/26
239,880
2,000,000 5.500
07/15/36
2,150,322
Federal Home Loan Mortgage Corporation
2,000,000 6.250
07/15/32
2,247,547
Federal Home Loan Mortgage Corporation , MTN
700,000 –
11/15/38
(e)
358,707
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,222,694)
5,194,446

GOLDMAN SACHS ACCESS U.S. AGGREGATE BOND ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares
Dividend
Rate Value
aa a
Investment Company – 10.8%
(f)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
59,788,526 4.216% $ 59,788,526
(Cost $59,788,526)
TOTAL INVESTMENTS – 110.8%
(Cost $626,590,475)
$ 613,359,233
LIABILITIES IN EXCESS OF OTHER ASSETS
– (10.8)%
(59,922,018)
NET ASSETS – 100.0%
$ 553,437,215
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Interest rates represent either the stated coupon rate,
annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
(b) TBA (To Be Announced) Securities are purchased on a
forward commitment basis with an approximate principal
amount and no defined maturity date. The actual principal
and maturity date will be determined upon settlement when
the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any)
amounts to $70,002,189 which represents approximately
12.6% of the Fund’s net assets as of May 31, 2025.
(c) Securities with “Call” features. Maturity dates disclosed are the final maturity date.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
FNMA — Federal National Mortgage Association
GMTN — Global Medium Term Note
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFRINDX — Secured Overnight Financing Rate Index
TSFR — Term Secured Overnight Financing Rate
FORWARD SALES CONTRACTS
— At May 31, 2025, the Fund had the following forward sales contracts:
Description
Interest
Rate Maturity Date
 (a)
Settlement Date
Principal
Amount Value
FNMA 2.000 % TBA-15yr 06/01/40 $ (2,000,000) $ (1,806,563)
FNMA 2.500 TBA-30yr 06/01/40 (4,000,000) (3,258,750)
Total (Proceed Receivable $5,101,250)
$ (5,065,313)
(a)
TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
May 31, 2025 (Unaudited)
i
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – 56.1%
Banks – 29.3%
American Express Co.
(US 5 Year CMT T-Note +
2.854%)
$ 814,000 3.550%
12/31/99
(a)
$ 789,580
Bank of America Corp.
(US 5 Year CMT T-Note +
2.684%)
296,000 6.625
12/31/99
(a)
301,180
Bank of America Corp. , Series DD
(TSFR3M + 4.815%)
354,000 6.300
12/31/99
(a)
357,540
Bank of America Corp. , Series FF
(TSFR3M + 3.193%)
691,000 5.875
12/31/99
(a)
694,455
Bank of America Corp. , Series RR
(US 5 Year CMT T-Note +
2.760%)
646,000 4.375
12/31/99
(a)
626,620
Bank of America Corp. , Series TT
(US 5 Year CMT T-Note +
3.231%)
772,000 6.125
12/31/99
(a)
778,755
Bank of New York Mellon Corp. (The)
(US 5 Year CMT T-Note +
2.297%)
659,000 6.300
12/31/99
(a)
676,299
Bank of New York Mellon Corp. (The) , Series F
(TSFR3M + 3.393%)
571,000 4.625
12/31/99
(a)
566,717
Bank of New York Mellon Corp. (The) , Series G
(US 5 Year CMT T-Note +
4.358%)
252,000 4.700
12/31/99
(a)
251,685
Bank of New York Mellon Corp. (The) , Series H
(US 5 Year CMT T-Note +
3.352%)
538,000 3.700
12/31/99
(a)
531,275
Bank of New York Mellon Corp. (The) , Series I
(US 5 Year CMT T-Note +
2.630%)
96,000 3.750
12/31/99
(a)
92,640
Capital One Financial Corp. , Series M
(US 5 Year CMT T-Note +
3.157%)
315,000 3.950
12/31/99
(a)
304,762
Capital One Financial Corp. , Series O
(TSFR3M + 3.338%)
194,000 5.500
12/31/99
(a)
189,359
Capital One Financial Corp. , Series P
(US 5 Year CMT T-Note +
5.783%)
459,000 6.125
12/31/99
(a)
460,304
Charles Schwab Corp. (The) , Series F
(3M USD LIBOR + 2.575%)
156,000 5.000
12/31/99
(a)
150,735
Charles Schwab Corp. (The) , Series G
(US 5 Year CMT T-Note +
4.971%)
1,360,000 5.375
12/31/99
(a)
1,363,400
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Charles Schwab Corp. (The) , Series H
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.079%)
$ 796,000 4.000%
12/31/99
(a)
$ 715,405
Charles Schwab Corp. (The) , Series I
(US 5 Year CMT T-Note +
3.168%)
112,000 4.000
12/31/99
(a)
110,600
Charles Schwab Corp. (The) , Series K
(US 5 Year CMT T-Note +
3.256%)
282,000 5.000
12/31/99
(a)
279,885
Citigroup, Inc. , Series AA
(US 5 Year CMT T-Note +
3.211%)
812,000 7.625
12/31/99
(a)
847,525
Citigroup, Inc. , Series BB
(US 5 Year CMT T-Note +
2.905%)
148,000 7.200
12/31/99
(a)
151,700
Citigroup, Inc. , Series CC
(US 5 Year CMT T-Note +
2.693%)
763,000 7.125
12/31/99
(a)
776,353
Citigroup, Inc. , Series DD
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.757%)
603,000 7.000
12/31/99
(a)
618,075
Citigroup, Inc. , Series EE
(US 5 Year CMT T-Note +
2.572%)
395,000 6.750
12/31/99
(a)
392,531
Citigroup, Inc. , Series FF
(US 5 Year CMT T-Note +
2.726%)
679,000 6.950
12/31/99
(a)
686,639
Citigroup, Inc. , Series T
(TSFR3M + 4.779%)
10,000 6.250
12/31/99
(a)
10,137
Citigroup, Inc. , Series W
(US 5 Year CMT T-Note +
3.597%)
230,000 4.000
12/31/99
(a)
228,850
Citigroup, Inc. , Series X
(US 5 Year CMT T-Note +
3.417%)
967,000 3.875
12/31/99
(a)
952,495
Citigroup, Inc. , Series Y
(US 5 Year CMT T-Note +
3.000%)
86,000 4.150
12/31/99
(a)
83,850
Citigroup, Inc. , Series Z
(US 5 Year CMT T-Note +
3.209%)
489,000 7.375
12/31/99
(a)
507,338

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Citizens Financial Group, Inc. , Series B
(TSFR3M + 3.265%)
$ 86,000 7.549%
12/31/99
(a)
$ 85,785
Citizens Financial Group, Inc. , Series C
(TSFR3M + 3.419%)
310,000 7.703
12/31/99
(a)
311,162
Citizens Financial Group, Inc. , Series F
(US 5 Year CMT T-Note +
5.313%)
319,000 5.650
12/31/99
(a)
318,202
Comerica, Inc.
(US 5 Year CMT T-Note +
5.291%)
148,000 5.625
12/31/99
(a)
148,000
Fifth Third Bancorp , Series H
(TSFR3M + 3.295%)
204,000 7.594
12/31/99
(a)
204,000
Fifth Third Bancorp , Series J
(TSFR3M + 3.391%)
364,000 7.690
12/31/99
(a)
363,545
Fifth Third Bancorp , Series L
(US 5 Year CMT T-Note +
4.215%)
145,000 4.500
12/31/99
(a)
144,275
Huntington Bancshares, Inc. , Series F
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.945%)
304,000 5.625
12/31/99
(a)
302,480
Huntington Bancshares, Inc. , Series G
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.045%)
328,000 4.450
12/31/99
(a)
318,160
JPMorgan Chase & Co. , Series KK
(US 5 Year CMT T-Note +
2.850%)
655,000 3.650
12/31/99
(a)
641,900
JPMorgan Chase & Co. , Series NN
(US 5 Year CMT T-Note +
2.737%)
1,206,000 6.875
12/31/99
(a)
1,254,240
JPMorgan Chase & Co. , Series OO
(US 5 Year CMT T-Note +
2.152%)
1,032,000 6.500
12/31/99
(a)
1,048,770
KeyCorp , Series D
(TSFR3M + 3.868%)
182,000 5.000
12/31/99
(a)
178,815
M&T Bank Corp.
(US 5 Year CMT T-Note +
2.679%)
641,000 3.500
12/31/99
(a)
599,335
M&T Bank Corp. , Series F
(TSFR3M + 3.782%)
39,000 5.125
12/31/99
(a)
38,610
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
M&T Bank Corp. , Series G
(US 5 Year CMT T-Note +
3.174%)
$ 96,000 7.304%
12/31/99
(a)
$ 96,480
Mellon Capital IV , Series 1
(TSFR3M + 0.827%)
168,000 5.131
12/31/99
(a)
139,608
Morgan Stanley , Series M
366,000 5.875
12/31/99
(a)
358,680
Northern Trust Corp. , Series D
(TSFR3M + 3.464%)
496,000 4.600
12/31/99
(a)
492,280
PNC Financial Services Group, Inc. (The) , Series S
(TSFR3M + 3.562%)
848,000 5.000
12/31/99
(a)
843,760
PNC Financial Services Group, Inc. (The) , Series T
(US 5 Year CMT T-Note +
2.595%)
437,000 3.400
12/31/99
(a)
417,881
PNC Financial Services Group, Inc. (The) , Series U
(US 5 Year CMT T-Note +
3.000%)
56,000 6.000
12/31/99
(a)
56,420
PNC Financial Services Group, Inc. (The) , Series V
(US 5 Year CMT T-Note +
3.238%)
377,000 6.200
12/31/99
(a)
383,598
PNC Financial Services Group, Inc. (The) , Series W
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.808%)
719,000 6.250
12/31/99
(a)
725,291
Regions Financial Corp. , Series D
(US 5 Year CMT T-Note +
5.430%)
99,000 5.750
12/31/99
(a)
99,371
State Street Corp.
(US 5 Year CMT T-Note +
2.135%)
633,000 6.450
12/31/99
(a)
632,209
State Street Corp. , Series I
(US 5 Year CMT T-Note +
2.613%)
417,000 6.700
12/31/99
(a)
426,904
State Street Corp. , Series J
(US 5 Year CMT T-Note +
2.628%)
443,000 6.700
12/31/99
(a)
452,968
Truist Financial Corp. , Series M
(TSFR3M + 3.048%)
391,000 5.125
12/31/99
(a)
383,180
Truist Financial Corp. , Series N
(US 5 Year CMT T-Note +
3.003%)
529,000 6.669
12/31/99
(a)
527,677
Truist Financial Corp. , Series P
(US 5 Year CMT T-Note +
4.605%)
664,000 4.950
12/31/99
(a)
660,680

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp. , Series Q
(10 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 4.349%)
$ 368,000 5.100%
12/31/99
(a)
$ 358,800
U.S. Bancorp
(US 5 Year CMT T-Note +
2.541%)
989,000 3.700
12/31/99
(a)
946,967
U.S. Bancorp , Series J
(TSFR3M + 3.176%)
295,000 5.300
12/31/99
(a)
293,156
USB Capital IX
(TSFR3M + 1.282%)
335,000 5.538
12/31/99
(a)
273,863
Wells Fargo & Co.
(US 5 Year CMT T-Note +
2.767%)
935,000 6.850
12/31/99
(a)
964,219
(US 5 Year CMT T-Note +
3.606%)
1,238,000 7.625
12/31/99
(a)
1,321,565
Wells Fargo & Co. , Series BB
(US 5 Year CMT T-Note +
3.453%)
779,000 3.900
12/31/99
(a)
768,289
Wells Fargo & Co. , Series U
62,000 5.875
12/31/99
(a)
62,000
32,139,814
Basic Industry – 0.1%
FMC Corp.
(US 5 Year CMT T-Note +
4.366%)
100,000 8.450
11/01/55
(a)
101,289
Building Materials – 0.3%
Stanley Black & Decker, Inc.
(US 5 Year CMT T-Note +
2.657%)
383,000 6.707
03/15/60
(a)
371,148
Consumer Cyclical – 0.8%
Aptiv Swiss Holdings Ltd.
(US 5 Year CMT T-Note +
3.385%)
262,000 6.875
12/15/54
(a)
257,199
General Motors Financial Co., Inc. , Series A
(3M USD LIBOR + 3.598%)
54,000 5.750
12/31/99
(a)
52,447
General Motors Financial Co., Inc. , Series B
(3M USD LIBOR + 3.436%)
449,000 6.500
12/31/99
(a)
437,775
General Motors Financial Co., Inc. , Series C
(US 5 Year CMT T-Note +
4.997%)
107,000 5.700
12/31/99
(a)
103,389
850,810
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – 12.0%
AES Corp. (The)
(US 5 Year CMT T-Note +
3.201%)
$ 368,000 7.600%
01/15/55
(a)
$ 372,140
(US 5 Year CMT T-Note +
2.890%)
150,000 6.950
07/15/55
(a)
142,255
American Electric Power Co., Inc.
(US 5 Year CMT T-Note +
2.675%)
221,000 6.950
12/15/54
(a)
226,576
221,000 3.875
02/15/62
(a)
210,088
(US 5 Year CMT T-Note +
2.750%)
32,000 7.050
12/15/54
(a)
32,950
CenterPoint Energy, Inc. , Series A
(US 5 Year CMT T-Note +
3.254%)
358,000 7.000
02/15/55
(a)
368,740
CenterPoint Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.946%)
156,000 6.850
02/15/55
(a)
158,809
CMS Energy Corp.
(US 5 Year CMT T-Note +
4.116%)
194,000 4.750
06/01/50
(a)
183,035
Dominion Energy, Inc.
(US 5 Year CMT T-Note +
2.207%)
199,000 6.625
05/15/55
(a)
199,402
Dominion Energy, Inc. , Series A
(US 5 Year CMT T-Note +
2.386%)
866,000 6.875
02/01/55
(a)
900,640
Dominion Energy, Inc. , Series B
(US 5 Year CMT T-Note +
2.511%)
606,000 7.000
06/01/54
(a)
637,342
Dominion Energy, Inc. , Series C
(US 5 Year CMT T-Note +
3.195%)
64,000 4.350
12/31/99
(a)
62,428
Duke Energy Corp.
(US 5 Year CMT T-Note +
2.588%)
346,000 6.450
09/01/54
(a)
350,052
(US 5 Year CMT T-Note +
2.321%)
10,000 3.250
01/15/82
(a)
9,550
Edison International
(US 5 Year CMT T-Note +
3.864%)
620,000 8.125
06/15/53
(a)
610,835
(US 5 Year CMT T-Note +
3.658%)
16,000 7.875
06/15/54
(a)
15,403

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
Edison International , Series A
(US 5 Year CMT T-Note +
4.698%)
$ 226,000 5.375%
12/31/99
(a)
$ 215,406
Entergy Corp.
(US 5 Year CMT T-Note +
2.670%)
579,000 7.125
12/01/54
(a)
594,491
Evergy, Inc.
(US 5 Year CMT T-Note +
2.558%)
146,000 6.650
06/01/55
(a)
144,662
Exelon Corp.
(US 5 Year CMT T-Note +
1.975%)
671,000 6.500
03/15/55
(a)
669,855
National Rural Utilities Cooperative Finance Corp.
(US 5 Year CMT T-Note +
3.533%)
150,000 7.125
09/15/53
(a)
156,113
Nevada Power Co.
(US 5 Year CMT T-Note +
1.936%)
100,000 6.250
05/15/55
(a)
99,213
NextEra Energy Capital Holdings, Inc.
(US 5 Year CMT T-Note +
2.457%)
626,000 6.750
06/15/54
(a)
640,356
(US 5 Year CMT T-Note +
2.364%)
232,000 6.700
09/01/54
(a)
235,975
(US 5 Year CMT T-Note +
2.053%)
398,000 6.375
08/15/55
(a)
401,354
(US 5 Year CMT T-Note +
1.979%)
400,000 6.500
08/15/55
(a)
403,846
(TSFR3M + 2.329%)
83,000 6.627
10/01/66
(a)
76,153
(TSFR3M + 2.387%)
470,000 6.686
06/15/67
(a)
437,687
(3M USD LIBOR + 3.156%)
18,000 5.650
05/01/79
(a)
17,595
NiSource, Inc.
(US 5 Year CMT T-Note +
2.451%)
287,000 6.950
11/30/54
(a)
295,251
(US 5 Year CMT T-Note +
2.527%)
175,000 6.375
03/31/55
(a)
173,807
PacifiCorp
(US 5 Year CMT T-Note +
3.319%)
293,000 7.375
09/15/55
(a)
298,438
PG&E Corp.
(US 5 Year CMT T-Note +
3.883%)
474,000 7.375
03/15/55
(a)
464,842
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Electric – (continued)
PPL Capital Funding, Inc. , Series A
(TSFR3M + 2.927%)
$ 505,000 7.226%
03/30/67
(a)
$ 500,622
Sempra
(US 5 Year CMT T-Note +
2.868%)
63,000 4.125
04/01/52
(a)
59,429
(US 5 Year CMT T-Note +
2.632%)
264,000 6.400
10/01/54
(a)
247,847
(US 5 Year CMT T-Note +
2.789%)
416,000 6.875
10/01/54
(a)
406,999
(US 5 Year CMT T-Note +
2.138%)
71,000 6.550
04/01/55
(a)
67,006
(US 5 Year CMT T-Note +
2.354%)
119,000 6.625
04/01/55
(a)
112,576
(US 5 Year CMT T-Note +
4.550%)
535,000 4.875
12/31/99
(a)
532,325
Southern Co. (The) , Series 2025
(US 5 Year CMT T-Note +
2.069%)
549,000 6.375
03/15/55
(a)
559,062
Southern Co. (The) , Series 21-A
(US 5 Year CMT T-Note +
2.915%)
292,000 3.750
09/15/51
(a)
285,153
Southern Co. (The) , Series B
(US 5 Year CMT T-Note +
3.733%)
532,000 4.000
01/15/51
(a)
528,696
13,105,004
Energy – 4.7%
BP Capital Markets PLC
(US 5 Year CMT T-Note +
4.036%)
784,000 4.375
12/31/99
(a)
784,980
(US 5 Year CMT T-Note +
4.398%)
1,090,000 4.875
12/31/99
(a)
1,051,850
(US 5 Year CMT T-Note +
1.924%)
425,000 6.125
12/31/99
(a)
415,969
(US 5 Year CMT T-Note +
2.153%)
257,000 6.450
12/31/99
(a)
259,891
Energy Transfer LP
(US 5 Year CMT T-Note +
4.020%)
421,000 8.000
05/15/54
(a)
441,612
(US 5 Year CMT T-Note +
2.829%)
396,000 7.125
10/01/54
(a)
398,475
(TSFR3M + 3.279%)
171,000 7.555
11/01/66
(a)
168,039

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Energy – (continued)
Energy Transfer LP , Series G
(US 5 Year CMT T-Note +
5.306%)
$ 423,000 7.125%
12/31/99
(a)
$ 425,817
Energy Transfer LP , Series H
(US 5 Year CMT T-Note +
5.694%)
289,000 6.500
12/31/99
(a)
289,158
Enterprise Products Operating LLC , Series E
(TSFR3M + 3.295%)
611,000 5.250
08/16/77
(a)
603,735
Plains All American Pipeline LP , Series B
(TSFR3M + 4.372%)
318,000 8.698
12/31/99
(a)
316,410
5,155,936
Financial Company – 1.3%
Air Lease Corp. , Series C
(US 5 Year CMT T-Note +
3.149%)
19,000 4.125
12/31/99
(a)
18,383
Air Lease Corp. , Series D
(US 5 Year CMT T-Note +
2.560%)
99,000 6.000
12/31/99
(a)
96,401
Ally Financial, Inc. , Series B
(US 5 Year CMT T-Note +
3.868%)
567,000 4.700
12/31/99
(a)
538,650
Ally Financial, Inc. , Series C
(7 yr. US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.481%)
306,000 4.700
12/31/99
(a)
269,663
Apollo Global Management, Inc.
(US 5 Year CMT T-Note +
2.168%)
523,000 6.000
12/15/54
(a)
504,266
1,427,363
Healthcare – 0.8%
CVS Health Corp.
(US 5 Year CMT T-Note +
2.516%)
176,000 6.750
12/10/54
(a)
172,672
(US 5 Year CMT T-Note +
2.886%)
654,000 7.000
03/10/55
(a)
662,970
835,642
Insurance – 5.9%
Allstate Corp. (The) , Series B
(TSFR3M + 3.200%)
373,000 7.526
08/15/53
(a)
368,813
American International Group, Inc. , Series A-9
(3M USD LIBOR + 2.868%)
99,000 5.750
04/01/48
(a)
99,941
Athene Holding Ltd.
(US 5 Year CMT T-Note +
2.607%)
277,000 6.625
10/15/54
(a)
273,192
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
AXIS Specialty Finance LLC
(US 5 Year CMT T-Note +
3.186%)
$ 391,000 4.900%
01/15/40
(a)
$ 370,172
Corebridge Financial, Inc.
(US 5 Year CMT T-Note +
3.846%)
499,000 6.875
12/15/52
(a)
508,215
(US 5 Year CMT T-Note +
2.646%)
315,000 6.375
09/15/54
(a)
307,446
Equitable Holdings, Inc.
(US 5 Year CMT T-Note +
2.390%)
324,000 6.700
03/28/55
(a)
329,392
Lincoln National Corp. , Series C
(US 5 Year CMT T-Note +
5.318%)
136,000 9.250
12/31/99
(a)
147,050
Markel Group, Inc.
(US 5 Year CMT T-Note +
5.662%)
39,000 6.000
12/31/99
(a)
39,195
MetLife, Inc.
346,000 6.400
12/15/36
352,450
150,000 10.750
08/01/39
196,497
MetLife, Inc. , Series D
(TSFR3M + 3.221%)
195,000 5.875
12/31/99
(a)
198,169
MetLife, Inc. , Series G
(US 5 Year CMT T-Note +
2.078%)
555,000 6.350
03/15/55
(a)
559,371
(US 5 Year CMT T-Note +
3.576%)
51,000 3.850
12/31/99
(a)
50,745
Prudential Financial, Inc.
(3M USD LIBOR + 2.665%)
860,000 5.700
09/15/48
(a)
867,958
(US 5 Year CMT T-Note +
3.035%)
23,000 3.700
10/01/50
(a)
21,347
(US 5 Year CMT T-Note +
3.162%)
657,000 5.125
03/01/52
(a)
632,421
(US 5 Year CMT T-Note +
2.848%)
49,000 6.750
03/01/53
(a)
51,133
(US 5 Year CMT T-Note +
2.404%)
407,000 6.500
03/15/54
(a)
420,310
Reinsurance Group of America, Inc.
(US 5 Year CMT T-Note +
2.392%)
365,000 6.650
09/15/55
(a)
359,814
(TSFR3M + 2.927%)
15,000 7.226
12/15/65
(a)
14,382

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Corporate Obligations – (continued)
Insurance – (continued)
Voya Financial, Inc.
(3M USD LIBOR + 2.084%)
$ 199,000 4.700%
01/23/48
(a)
$ 188,160
Voya Financial, Inc. , Series A
(US 5 Year CMT T-Note +
3.358%)
88,000 7.758
12/31/99
(a)
91,245
6,447,418
Media Non Cable – 0.2%
Paramount Global
(3M USD LIBOR + 3.899%)
66,000 6.250
02/28/57
(a)
62,468
(US 5 Year CMT T-Note +
3.999%)
188,000 6.375
03/30/62
(a)
184,492
246,960
Natural Gas – 0.4%
Northwest Natural Holding Co.
(US 5 Year CMT T-Note +
2.701%)
386,000 7.000
09/15/55
(a)
388,895
Transportation – 0.3%
BNSF Funding Trust I
(3M USD LIBOR + 2.350%)
331,000 6.613
12/15/55
(a)
331,893
TOTAL CORPORATE OBLIGATIONS
(Cost $60,639,795)
61,402,172
a
Foreign Corporate Debt – 9.8%
Banks – 1.5%
Bank of Montreal ( Canada )
(US 5 Year CMT T-Note +
2.979%)
492,000 6.709
12/31/99
(a)
489,540
Bank of Nova Scotia (The) ( Canada )
(US 5 Year CMT T-Note +
4.551%)
344,000 4.900
12/31/99
(a)
344,860
(TSFR3M + 2.910%)
851,000 7.151
12/31/99
(a)
822,279
1,656,679
Electric – 1.2%
Algonquin Power & Utilities Corp. ( Canada )
(US 5 Year CMT T-Note +
3.249%)
355,000 4.750
01/18/82
(a)
339,025
Brookfield Infrastructure Finance ULC ( Canada )
(US 5 Year CMT T-Note +
2.453%)
375,000 6.750
03/15/55
(a)
373,125
Emera, Inc. , Series 2016-A ( Canada )
(3M USD LIBOR + 5.440%)
626,000 6.750
06/15/76
(a)
630,695
1,342,845
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Energy – 2.9%
Enbridge, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.970%)
$ 40,000 7.200%
06/27/54
(a)
$ 40,600
(US 5 Year CMT T-Note +
3.122%)
108,000 7.375
03/15/55
(a)
110,700
(TSFR3M + 3.680%)
850,000 5.500
07/15/77
(a)
831,937
(3M U.S.T-Bill MMY +
3.903%)
149,000 6.250
03/01/78
(a)
147,324
(US 5 Year CMT T-Note +
3.708%)
413,000 7.375
01/15/83
(a)
418,903
(US 5 Year CMT T-Note +
4.418%)
157,000 7.625
01/15/83
(a)
163,673
(US 5 Year CMT T-Note +
4.431%)
264,000 8.500
01/15/84
(a)
288,472
Enbridge, Inc. , Series 2016-A ( Canada )
(TSFR3M + 4.152%)
73,000 6.000
01/15/77
(a)
72,452
Enbridge, Inc. , Series 2020-A ( Canada )
(US 5 Year CMT T-Note +
5.314%)
35,000 5.750
07/15/80
(a)
33,765
Enbridge, Inc. , Series NC5 ( Canada )
(US 5 Year CMT T-Note +
3.785%)
304,000 8.250
01/15/84
(a)
320,146
TransCanada PipeLines Ltd. ( Canada )
(US 5 Year CMT T-Note +
2.614%)
369,000 7.000
06/01/65
(a)
369,000
(TSFR3M + 2.472%)
416,000 6.798
05/15/67
(a)
374,920
3,171,892
Financial Company – 1.2%
AerCap Global Aviation Trust ( Ireland )
(TSFR3M + 4.562%)
453,000 6.500
06/15/45
(a)(b)
454,364
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
( Ireland )
(US 5 Year CMT T-Note +
2.720%)
251,000 6.950
03/10/55
(a)
257,477
Brookfield Finance, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.076%)
563,000 6.300
01/15/55
(a)
536,561
1,248,402

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Principal
Amount Interest Rate Maturity Date Value
a
Foreign Corporate Debt – (continued)
Insurance – 0.2%
AXA SA ( France )
$ 205,000 8.600%
12/15/30
$ 242,331
Wireless – 2.1%
Rogers Communications, Inc. ( Canada )
(US 5 Year CMT T-Note +
2.653%)
472,000 7.000
04/15/55
(a)
475,540
(US 5 Year CMT T-Note +
2.620%)
375,000 7.125
04/15/55
(a)
375,937
Vodafone Group PLC ( United Kingdom )
(5 Year USD Swap + 4.873%)
965,000 7.000
04/04/79
(a)
992,744
(US 5 Year CMT T-Note +
2.447%)
25,000 3.250
06/04/81
(a)
24,301
(US 5 Year CMT T-Note +
2.767%)
191,000 4.125
06/04/81
(a)
171,539
(US 5 Year CMT T-Note +
3.073%)
356,000 5.125
06/04/81
(a)
264,974
2,305,035
Wirelines – 0.7%
Bell Telephone Co. of Canada or Bell Canada ( Canada )
(US 5 Year CMT T-Note +
2.390%)
395,000 6.875
09/15/55
(a)
400,878
(US 5 Year CMT T-Note +
2.363%)
383,000 7.000
09/15/55
(a)
386,735
787,613
TOTAL FOREIGN CORPORATE DEBT
(Cost $10,687,868)
10,754,797
aa
U.S. Government Agency Obligations – 0.1%
CoBank ACB, Series I
(3M USD LIBOR + 4.660%)
$ 98,000 6.250
(a)
12/31/99
(a)
97,143
(Cost $97,538)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – 32.8%
Communications – 2.5%
21,817 AT&T, Inc.,
Series C 4.75% 413,432
18,366 AT&T, Inc.,
Series A 5.00 366,218
20,888
AT&T, Inc. 5.35 460,371
29,478
Qwest Corp. 6.50 543,549
12,213 Telephone and
Data Systems,
Inc., Series VV 6.00 217,025
7,073 Telephone and
Data Systems,
Inc., Series UU 6.63 137,641
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Communications – (continued)
25,563 U.S. Cellular
Corp. 5.50% $ 582,581
2,720,817
Consumer, Cyclical – 1.1%
6,988
Brunswick Corp. 6.38 162,239
3,384 Dillard's Capital
Trust I 7.50 87,916
31,620
Ford Motor Co. 6.00 663,679
11,293
QVC, Inc. 6.25 89,996
9,137 WESCO
International, Inc.,
Series A 10.63 233,176
1,237,006
Consumer, Non-cyclical – 0.1%
5,052 Triton
International Ltd. 7.38 118,058
118,058
Financial – 25.8%
14,592 AEGON Funding
Co. LLC 5.10 283,960
16,037 Affiliated
Managers Group,
Inc. 4.75 329,756
2,944 Agree Realty
Corp., Series A 4.25 50,784
5,096 Allstate Corp.
(The), Series I 4.75 96,671
16,763 Allstate Corp.
(The), Series H 5.10 348,335
10,105 Allstate Corp.
(The), Series J 7.38 268,288
8,084 American
Financial Group,
Inc. 5.13 156,952
1,976 American Homes
4 Rent, Series G 5.88 45,073
2,196 American Homes
4 Rent, Series H 6.25 52,199
5,096 American
National Group,
Inc., Series B 6.63 127,196
4,295 American
National Group,
Inc. 7.38 107,418
7,502 Apollo Global
Management, Inc. 7.63 193,252
8,433 Arch Capital
Group Ltd., Series
G 4.55 142,602
5,580 Arch Capital
Group Ltd.,
Series F 5.45 114,055
2,548 Argo Group
International
Holdings, Inc. 7.00 63,496

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
4,176 Aspen Insurance
Holdings Ltd.,
Series ** 5.63% $ 81,724
7,736 Aspen Insurance
Holdings Ltd. 5.63 171,892
1,712 Associated Banc-
Corp., Series E 5.88 34,069
4,656 Associated
Banc-Corp. 6.63 112,629
4,220
Assurant, Inc. 5.25 83,387
9,665 Athene Holding
Ltd., Series D 4.88 163,918
5,844 Athene Holding
Ltd., Series B 5.63 114,016
11,957 Athene Holding
Ltd., Series A 6.35 279,076
10,149 Athene Holding
Ltd., Series C 6.38 255,755
7,509 Athene Holding
Ltd. 7.25 185,472
8,433 Athene Holding
Ltd., Series E 7.75 214,198
9,269 Axis Capital
Holdings Ltd.,
Series E 5.50 185,936
10,893 Bank of America
Corp., Series PP 4.13 177,011
15,611 Bank of America
Corp., Series QQ 4.25 259,611
12,829 Bank of America
Corp., Series NN 4.38 220,659
8,252 Bank of America
Corp., Series SS 4.75 154,147
3,728 Bank of America
Corp., Series E 4.94 81,792
15,465 Bank of America
Corp., Series LL 5.00 302,495
4,828 Bank of America
Corp., Series 5 5.08 98,540
3,560 Bank of America
Corp., Series 02 5.24 71,876
2,504 Bank of America
Corp., Series 4 5.34 55,038
16,389 Bank of America
Corp., Series KK 5.38 343,350
10,149 Bank of America
Corp., Series HH 5.88 238,299
16,404 Bank of America
Corp., Series GG 6.00 396,157
3,076 Bank of Hawaii
Corp., Series A 4.38 46,694
1,717 Bank of Hawaii
Corp. 8.00 43,663
4,966 Brighthouse
Financial, Inc.,
Series D 4.63 76,129
2,873 Brighthouse
Financial, Inc.,
Series C 5.38 48,956
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
5,407 Brighthouse
Financial, Inc. 6.25% $ 110,573
6,049 Brighthouse
Financial, Inc.,
Series A 6.60 124,972
3,384 Brookfield
Finance I UK
PLC 4.50 52,114
6,809 Brookfield
Finance, Inc.,
Series 50 4.63 109,557
3,956 Brookfield
Oaktree Holdings
LLC, Series B 6.55 84,856
3,076 Brookfield
Oaktree Holdings
LLC, Series A 6.63 63,858
4,176 Brookfield
Property Partners
LP, Series A 5.75 55,416
3,076 Brookfield
Property Partners
LP, Series A-1 6.50 43,956
2,984 Cadence Bank,
Series A 5.50 60,098
7,161 Capital One
Financial Corp.,
Series N 4.25 116,366
11,377 Capital One
Financial Corp.,
Series L 4.38 186,014
2,108 Capital One
Financial Corp.,
Series K 4.63 35,941
22,088 Capital One
Financial Corp.,
Series J 4.80 392,504
21,891 Capital One
Financial Corp.,
Series I 5.00 410,456
8,512 Carlyle Finance
LLC 4.63 143,597
10,061 Charles Schwab
Corp. (The),
Series J 4.45 187,336
10,807 Charles Schwab
Corp. (The),
Series D 5.95 264,339
7,513 Citizens Financial
Group, Inc.,
Series E 5.00 142,522
7,119 Citizens Financial
Group, Inc.,
Series H 7.38 184,240
8,762 Corebridge
Financial, Inc. 6.38 199,511
2,548 Cullen/Frost
Bankers, Inc.,
Series B 4.45 43,087

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
5,844 Digital Realty
Trust, Inc., Series
L 5.20% $ 119,159
3,384 Digital Realty
Trust, Inc.,
Series J 5.25 70,861
3,516 Digital Realty
Trust, Inc., Series
K 5.85 82,099
2,592 EPR Properties,
Series G 5.75 51,477
5,052 Equitable
Holdings, Inc.,
Series C 4.30 83,358
792 F&G Annuities &
Life, Inc. 7.30 18,414
4,176 Fifth Third
Bancorp, Series K 4.95 84,856
3,384 Fifth Third
Bancorp, Series A 6.00 81,419
5,844 First Citizens
BancShares, Inc.,
Series A 5.38 121,321
2,504 First Horizon
Corp., Series F 4.70 41,942
2,504 First Horizon
Corp., Series E 6.50 57,317
3,384 Fulton Financial
Corp., Series A 5.13 60,235
2,856 Global Net Lease,
Inc., Series A 7.25 63,603
5,580
Globe Life, Inc. 4.25 85,932
2,856 Hancock Whitney
Corp. 6.25 68,344
5,924 Hartford Financial
Services Group,
Inc. (The), Series
G 6.00 147,389
6,814 Hudson Pacific
Properties, Inc.,
Series C 4.75 84,085
8,389 Huntington
Bancshares, Inc.,
Series H 4.50 143,284
2,988 Huntington
Bancshares, Inc.,
Series C 5.70 64,093
5,492 Huntington
Bancshares, Inc.,
Series J 6.88 135,982
8,593 Jackson Financial,
Inc. 8.00 223,246
21,500 JPMorgan Chase
& Co., Series MM 4.20 381,195
18,551 JPMorgan Chase
& Co., Series JJ 4.55 349,872
19,900 JPMorgan Chase
& Co., Series LL 4.63 379,493
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
11,131 JPMorgan Chase
& Co., Series GG 4.75% $ 220,616
18,403 JPMorgan Chase
& Co., Series DD 5.75 439,648
19,211 JPMorgan Chase
& Co., Series EE 6.00 482,580
2,592
Kemper Corp. 5.88 59,357
7,601 KeyCorp, Series
G 5.63 158,937
7,205
KeyCorp, Series F 5.65 148,495
8,433
KeyCorp, Series E 6.13 205,006
10,105
KeyCorp 6.20 250,604
3,736 Kimco Realty
Corp., Series L 5.13 74,010
4,396 Kimco Realty
Corp., Series M 5.25 89,195
2,631 KKR & Co., Inc.,
Series T 6.88 66,170
3,459 KKR Group
Finance Co. IX
LLC 4.63 60,602
8,477 Lincoln National
Corp., Series D 9.00 226,336
4,176 M&T Bank Corp.,
Series H 5.63 103,690
13,490 M&T Bank Corp.,
Series J 7.50 350,470
5,705 Merchants
Bancorp 7.63 137,643
17,150 MetLife, Inc.,
Series F 4.75 332,710
10,105 MetLife, Inc.,
Series A 5.56 243,632
11,445 MetLife, Inc.,
Series E 5.63 266,783
22,584 Morgan Stanley,
Series O 4.25 383,476
8,433 Morgan Stanley,
Series L 4.88 166,552
19,084 Morgan Stanley,
Series A 5.22 422,901
16,913 Morgan Stanley,
Series K 5.85 388,999
16,913 Morgan Stanley,
Series I 6.38 415,891
16,822 Morgan Stanley,
Series P 6.50 430,307
11,776 Morgan Stanley,
Series Q 6.63 302,761
14,409 Morgan Stanley,
Series F 6.88 364,980
5,052
Navient Corp. 6.00 93,108
6,721 Northern Trust
Corp., Series E 4.70 130,723
23,168 Prudential
Financial, Inc. 4.13 490,369
4,189 Public Storage,
Series N 3.88 64,678

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
2,900 Public Storage,
Series O 3.90% $ 44,805
2,724 Public Storage,
Series Q 3.95 42,576
6,173 Public Storage,
Series R 4.00 98,398
12,169 Public Storage,
Series P 4.00 194,096
4,176 Public Storage,
Series S 4.10 67,860
4,352 Public Storage,
Series M 4.13 71,765
4,046 Public Storage,
Series L 4.63 75,579
3,544 Public Storage,
Series J 4.70 66,911
3,868 Public Storage,
Series K 4.75 72,409
4,518 Public Storage,
Series I 4.88 87,604
4,272 Public Storage,
Series G 5.05 87,277
3,754 Public Storage,
Series F 5.15 77,483
3,922 Public Storage,
Series H 5.60 88,755
6,721 Regions Financial
Corp., Series E 4.45 113,652
8,556 Regions Financial
Corp., Series C 5.70 194,050
5,319 Regions Financial
Corp. 6.95 135,581
18,582 Reinsurance
Group of
America, Inc. 5.75 471,083
8,433 RenaissanceRe
Holdings Ltd.,
Series G 4.20 131,470
3,164 SiriusPoint Ltd.,
Series B 8.00 79,480
3,868 SL Green Realty
Corp., Series I 6.50 81,537
5,096 Stifel Financial
Corp., Series D 4.50 84,186
3,780 Stifel Financial
Corp. 5.20 77,074
3,384 Stifel Financial
Corp., Series C 6.13 75,937
2,724 Stifel Financial
Corp., Series B 6.25 62,788
8,564 Synchrony
Financial, Series
A 5.63 152,439
7,846 Synchrony
Financial, Series
B 8.25 195,836
5,932 Synovus Financial
Corp., Series E 8.40 153,639
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Financial – (continued)
5,096 Texas Capital
Bancshares, Inc.,
Series B 5.75% $ 102,073
12,823 Truist Financial
Corp., Series R 4.75 237,354
2,900 Truist Financial
Corp., Series I 5.12 64,206
9,665 Truist Financial
Corp., Series O 5.25 201,419
8,433 U.S. Bancorp,
Series L 3.75 126,917
12,653 U.S. Bancorp,
Series M 4.00 205,105
7,513 U.S. Bancorp,
Series O 4.50 140,493
17,973 U.S. Bancorp,
Series B 5.12 369,165
9,665 U.S. Bancorp,
Series K 5.50 219,202
5,096
Unum Group 6.25 124,444
1,976 Valley National
Bancorp, Series A 6.25 48,471
1,712 Valley National
Bancorp, Series B 8.43 42,834
5,008 Vornado Realty
Trust, Series O 4.45 69,110
5,096 Vornado Realty
Trust, Series N 5.25 86,173
5,360 Vornado Realty
Trust, Series M 5.25 90,423
5,096 Vornado Realty
Trust, Series L 5.40 90,760
5,096 Voya Financial,
Inc., Series B 5.35 122,916
10,192 W R Berkley
Corp. 4.13 177,545
5,096 WaFd, Inc., Series
A 4.88 78,071
2,548 Webster Financial
Corp., Series F 5.25 46,170
21,044 Wells Fargo &
Co., Series DD 4.25 347,226
16,913 Wells Fargo &
Co., Series CC 4.38 287,352
19,684 Wells Fargo &
Co., Series AA 4.70 356,674
26,325 Wells Fargo &
Co., Series Z 4.75 483,590
11,641 Wells Fargo &
Co., Series Y 5.63 257,615
5,052 Western Alliance
Bancorp, Series A 4.25 113,417
2,108 Wintrust Financial
Corp., Series D 6.50 52,953
4,220 Wintrust Financial
Corp., Series E 6.88 106,428
28,190,420

GOLDMAN SACHS ACCESS U.S. PREFERRED STOCK AND HYBRID SECURITIES ETF
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description
Dividend
Rate Value
aa
Preferred Stocks – (continued)
Technology – 0.1%
7,249 Pitney Bowes, Inc. 6.70% $ 139,616
Utilities – 3.2%
12,832 Brookfield BRP
Holdings Canada,
Inc. 4.63 209,976
6,768 Brookfield
Infrastructure
Finance ULC 5.00 127,416
3,384 Brookfield
Infrastructure
Partners LP,
Series 14 5.00 55,938
19,377 CMS Energy
Corp. 5.63 425,616
4,832
DTE Energy Co. 4.38 82,965
3,384 DTE Energy Co.,
Series G 4.38 57,833
6,721 DTE Energy Co.,
Series E 5.25 143,493
7,476 Duke Energy
Corp. 5.63 184,433
17,573 Duke Energy
Corp., Series A 5.75 434,756
6,941 Entergy Arkansas
LLC 4.88 141,596
4,396 Entergy
Mississippi LLC 4.90 89,239
1,888 Entergy New
Orleans LLC 5.50 41,423
4,572 Georgia Power
Co., Series 2017 5.00 100,950
4,256 National
Rural Utilities
Cooperative
Finance Corp.,
Series US 5.50 102,101
10,193 NextEra Energy
Capital Holdings,
Inc., Series N 5.65 227,304
3,736
SCE Trust II 5.10 65,417
5,492 SCE Trust IV,
Series J 5.38 125,218
10,115
Sempra 5.75 214,337
12,653 Southern Co.
(The), Series C 4.20 219,783
15,214 Southern Co.
(The) 5.25 354,402
4,220 Spire, Inc., Series
A 5.90 98,832
3,503,028
TOTAL PREFERRED STOCKS
(Cost $37,784,315)
35,908,945
Shares
Dividend
Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government Fund - Institutional
Shares
1,728 4.216% $ 1,728
(Cost $1,728)
TOTAL INVESTMENTS – 98.8%
(Cost $109,272,074)
$ 108,218,189
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.2%
1,289,236
NET ASSETS – 100.0%
$ 109,507,425
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2025.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
CMT — Constant Maturity Treasury Index
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MMY — Money Market Yield
PLC — Public Limited Company
T-Bill — Treasury Bill
TSFR — Term Secured Overnight Financing Rate

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
iii. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
iv. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as
Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
Access Emerging Markets USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 3,143,227 $ —
Sovereign Debt Obligations — 22,373,151 —
Investment Company 206,743 — —
Total
$ 206,743 $ 25,516,378 $ —
€ 1.00 € 1.00 € 1.00
Access High Yield Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 98,176,936 $ —
Foreign Corporate Debt — 8,798,245 —
Investment Company 591,062 — —
Total
$ 591,062 $ 106,975,181 $ —
€ 1.00 € 1.00 € 1.00
Access Inflation Protected USD Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Inflation Indexed Bond $ 149,019,214 $ — $ —
Investment Company 209,666 — —
Total
$ 149,228,880 $ — $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate 1-5 Year Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 6,127,516 $ —
Foreign Corporate Debt — 812,535 —
Investment Company 67 — —
Total
$ 67 $ 6,940,051 $ —
€ 1.00 € 1.00 € 1.00
Access Investment Grade Corporate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 545,303,531 $ —
Foreign Corporate Debt — 117,652,607 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk
— The Index relies on various sources of information to assess the criteria of issuers included in the
Index,(or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Investment Company $ 3,065,913 $ — $ —
Total
$ 3,065,913 $ 662,956,138 $ —
€ 1.00 € 1.00 € 1.00
Access Treasury 0-1 Year ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
U.S. Treasury Bills $ 5,329,205,740 $ — $ —
U.S. Treasury Notes 707,911,593 — —
Total
$ 6,037,117,333 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Access U.S. Aggregate Bond ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 116,723,058 $ —
Foreign Corporate Debt — 29,369,928 —
Mortgage-Backed Securities — 136,683,570 —
Sovereign Debt Obligations 217,055 11,291,460 —
U.S. Government Agency Obligations — 5,194,446 —
U.S. Treasury Bonds 54,088,077 — —
U.S. Treasury Notes 200,003,113 — —
Investment Company 59,788,526 — —
Total
$ 314,096,771 $ 299,262,462 $ —
Liabilities
Fixed Income
Forward Sales Contracts $ — $ (5,065,313) $ —
€ 1.00 € 1.00 € 1.00
Access U.S. Preferred Stock and Hybrid Securities ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Obligations $ — $ 61,455,576 $ —
Foreign Corporate Debt — 10,754,797 —
Preferred Stock — 35,908,945 —
U.S. Government Agency Obligations — 97,143 —
Investment Company 1,728 — —
Total
$ 1,728 $ 108,216,461 $ —
1.00 1.00 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Foreign and Emerging Countries Risk
— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio or an Underlying Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio or an Underlying Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Index Risk
— FTSE Fixed Income LLC (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When the Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. The FTSE Goldman Sachs
Emerging Markets USD Bond Index and FTSE Goldman Sachs US Preferred Stock and Hybrids Index are new and have limited performance history. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser nor the Index Provider
can guarantee the availability or timeliness of the production of the Index. The Index Provider may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the
Index been constructed in accordance with its stated methodology.
Industry Concentration Risk
— In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the applicable Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, the applicable Fund will not concentrate in a particular industry or group of industries.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Interest Rate Risk
— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk
— Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Cboe
BZX and NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk
— A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks
— In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Access Fixed Income ETFs
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Market Trading Risk
— Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Sampling Risk
— A Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by a Fund could cause a Fund to underperform the Index. To the extent the assets in a Fund are smaller, these risks will be greater.
Tracking Error Risk
— Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)